Variable Annuity-1 Series Account of

Great-West Life & Annuity

Insurance Company of New York

Annual Statement as of and for the year ended

December 31, 2020 and Report of Independent

Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Variable Annuity-1 Series Account and the Board of Directors of Great-West Life & Annuity Insurance Company of New York

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the investment divisions listed in Appendix A of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York (the “Series Account”) as of December 31, 2020, the related statements of operations and changes in net assets for the periods indicated in Appendix A, and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions constituting the Series Account as of December 31, 2020, and the results of their operations and the changes in their net assets for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on the Series Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

May 6, 2021

We have served as the auditor of one or more Great-West investment company separate accounts since 1981.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

Investment division	Statement of assets and liabilities	Statement of operations	Statements of changes in net assets
AB VPS GROWTH AND INCOME PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AB VPS INTERNATIONAL GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AB VPS INTERNATIONAL VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AB VPS LARGE CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AB VPS REAL ESTATE INVESTMENT PORTFOLIO	N/A	N/A	For the period January 1, 2019 to April 24, 2019
AB VPS SMALL/MID CAP VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALGER CAPITAL APPRECIATION PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALGER LARGE CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALGER MID CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN CENTURY INVESTMENTS VP BALANCED FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN CENTURY DISCIPLINED CORE VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN CENTURY INVESTMENTS VP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN FUNDS IS BOND FUND	December 31, 2020	For the period July 16, 2020 to December 31, 2020	For the period July 16, 2020 to December 31, 2020
AMERICAN FUNDS IS GLOBAL GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

AMERICAN FUNDS IS GROWTH-INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period March 25, 2019 to December 31, 2019
AMERICAN FUNDS IS INTERNATIONAL FUND	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period February 20, 2019 to December 31, 2019
AMERICAN FUNDS IS NEW WORLD FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BLACKROCK GLOBAL ALLOCATION VI FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BNY MELLON IP MIDCAP STOCK PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BNY MELLON VIF APPRECIATION PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BNY MELLON VIF GROWTH AND INCOME PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period October 30, 2019 to December 31, 2019
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS FUND	December 31, 2020	For the period of November 20, 2020 to December 31, 2020	For the period of November 20, 2020 to December 31, 2020
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DELAWARE VIP EMERGING MARKETS SERIES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DELAWARE VIP INTERNATIONAL SERIES	December 31, 2020	For the period December 11, 2020 to December 31, 2020	For the period December 11, 2020 to December 31, 2020
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES	N/A	For the period January 1, 2020 to December 11, 2020	For the period of January 1, 2020 to December 11, 2020 and for the period of February 26, 2019 to December 31, 2019
DELAWARE VIP SMALL CAP VALUE SERIES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DELAWARE VIP SMID CAP CORE SERIES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DELAWARE VIP VALUE SERIES	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period February 15, 2019 to December 31, 2019
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS CAPITAL GROWTH VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS CORE EQUITY VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

DWS CROCI® U.S. VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS GLOBAL SMALL CAP VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS SMALL CAP INDEX VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS SMALL MID CAP GROWTH VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS SMALL MID CAP VALUE VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FEDERATED HERMES MANAGED VOLATILITY FUND II	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FRANKLIN SMALL CAP VALUE VIP FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST AGGRESSIVE PROFILE FUND	N/A	For the period January 1, 2020 to December 21, 2020	For the period January 1, 2020 to December 21, 2020 and for the year ended December 31, 2019
GREAT-WEST BOND INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST CONSERVATIVE PROFILE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST INTERNATIONAL INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period July 9, 2019 to December 31, 2019
GREAT-WEST LIFETIME 2015 FUND	December 31, 2020	For the period May 6, 2020 to December 31, 2020	For the period May 6, 2020 to December 31, 2020
GREAT-WEST LIFETIME 2020 FUND	December 31, 2020	For the period May 6, 2020 to December 31, 2020	For the period May 6, 2020 to December 31, 2020
GREAT-WEST LIFETIME 2025 FUND	December 31, 2020	For the period May 6, 2020 to December 31, 2020	For the period May 6, 2020 to December 31, 2020
GREAT-WEST LIFETIME 2030 FUND	December 31, 2020	For the period May 6, 2020 to December 31, 2020	For the period May 6, 2020 to December 31, 2020
GREAT-WEST LIFETIME 2035 FUND	N/A	N/A	For the period January 30, 2019 to February 20, 2019
GREAT-WEST MID CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MODERATE PROFILE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period October 22, 2019 to December 31, 2019
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MULTI-SECTOR BOND FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST REAL ESTATE INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period October 14, 2019 to December 31, 2019

GREAT-WEST SECUREFOUNDATION® BALANCED FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO OPPENHEIMER V.I. GLOBAL FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. COMSTOCK FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. CORE EQUITY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. GROWTH & INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. HIGH YIELD FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. INTERNATIONAL GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. MID CAP CORE EQUITY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. SMALL CAP EQUITY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. TECHNOLOGY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
IVY VIP INTERNATIONAL CORE EQUITY	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUTIONAL SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO INSTITUTIONAL SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT RESEARCH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LORD ABBETT SHORT DURATION INCOME PORTFOLIO	December 31, 2020	For the period July 22, 2020 to December 31, 2020	For the period July 22, 2020 to December 31, 2020
LVIP BARON GROWTH OPPORTUNITIES FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS VIT UTILITIES SERIES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS VIT II INTERNATIONAL INTRINSIC VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS VIT III MID CAP VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
NVIT MID CAP INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT HIGH YIELD PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT LOW DURATION PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT REAL RETURN PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT TOTAL RETURN PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIONEER FUND VCT PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIONEER MID CAP VALUE VCT PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT EQUITY INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT GLOBAL ASSET ALLOCATION FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT GLOBAL HEALTH CARE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT INTERNATIONAL VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

PUTNAM VT MORTGAGE SECURITIES FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT MULTI-CAP CORE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
SCHWAB S&P 500 INDEX PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
SCHWAB VIT BALANCED PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
SCHWAB VIT GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
TEMPLETON FOREIGN VIP FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
TEMPLETON GLOBAL BOND VIP FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
THIRD AVENUE VALUE PORTFOLIO VARIABLE SERIES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
TOUCHSTONE VST BOND FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
TOUCHSTONE VST COMMON STOCK FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
TOUCHSTONE VST COMMON STOCK FUND CLASS SC	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
TOUCHSTONE VST SMALL COMPANY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VANGUARD VIF CAPITAL GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VANGUARD VIF MID-CAP INDEX PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VANGUARD VIF REAL ESTATE INDEX PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VAN ECK VIP GLOBAL HARD ASSETS FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
WELLS FARGO VT DISCOVERY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
WELLS FARGO VT OMEGA GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
WELLS FARGO VT OPPORTUNITY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	AB VPS GROWTH AND INCOME PORTFOLIO	AB VPS INTERNATIONAL GROWTH PORTFOLIO	AB VPS INTERNATIONAL VALUE PORTFOLIO	AB VPS LARGE CAP GROWTH PORTFOLIO	AB VPS SMALL/MID CAP VALUE PORTFOLIO	ALGER CAPITAL APPRECIATION PORTFOLIO

ASSETS:
Investments at fair value (1)	$274,823	$269,009	$65,846	$445,686	$187,269	$158,525
Receivable Dividends and Other	0	-	-	-	-	0
Receivable Units of the Account Sold	-	-	-	-	-	-
Receivable from the General Account

Total assets	274,823	269,009	65,846	445,686	187,269	158,525

LIABILITIES:
Payable on Units of the Account	4	7	2	9	4	1
Other payables	4	7	2	9	4	1
Payable to the General Account

Total liabilities	8	14	4	19	9	2

NET ASSETS	$274,815	268,996	65,842	445,667	187,260	158,524

NET ASSETS REPRESENTED BY:
Accumulation units	$274,815	268,996	65,842	445,667	187,260	158,524

ACCUMULATION UNITS OUTSTANDING	14,097	11,844	7,786	11,881	8,111	6,510

UNIT VALUE (ACCUMULATION)	$19.49	22.71	8.46	37.51	23.09	24.35

(1) Cost of investments:	$239,983	$217,656	$62,311	$354,446	$196,303	$147,406
Shares of investments:	9,486	9,761	4,557	5,781	10,769	1,586

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP BALANCED FUND	AMERICAN CENTURY DISCIPLINED CORE VALUE FUND	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND
					(1)

ASSETS:
Investments at fair value (1)	$2,289,453	$467,552	$17,354	$899,312	$804,204	$339,808
Receivable Dividends and Other	1	-	0	0	0	0
Receivable Units of the Account Sold	-	-	-	-	741	-
Receivable from the General Account

Total assets	2,289,454	467,552	17,354	899,312	804,945	339,808

LIABILITIES:
Payable on Units of the Account	46	9	0	17	12	6
Other payables	46	9	0	17	753	6
Payable to the General Account				63,092

Total liabilities	92	18	1	63,126	764	12

NET ASSETS	2,289,361	467,534	17,353	836,186	804,181	339,795

NET ASSETS REPRESENTED BY:
Accumulation units	2,289,361	467,534	17,353	836,186	804,181	339,795

ACCUMULATION UNITS OUTSTANDING	31,806	11,501	994	43,751	43,889	15,304

UNIT VALUE (ACCUMULATION)	71.98	40.65	17.46	19.11	18.32	22.20

(1) Cost of investments:	$1,945,545	$313,447	$16,035	$761,712	$755,541	$244,848
Shares of investments:	24,510	14,066	1,247	103,014	78,230	24,100

(1)	Fund name changed from American Century Income & Growth Fund to American Century Disciplined Core Value Fund.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND		AMERICAN CENTURY INVESTMENTS VP VALUE FUND		AMERICAN FUNDS IS BOND FUND		AMERICAN FUNDS IS GLOBAL GROWTH FUND		AMERICAN FUNDS IS GROWTH- INCOME FUND		AMERICAN FUNDS IS INTERNATIONAL FUND

ASSETS:
Investments at fair value (1)	$	297,035	$	2,979,221	$	45,443	$	185,896	$	160,058	$	5,789
Receivable Dividends and Other		0		-		-		-		-		-
Receivable Units of the Account Sold		-		-		-		-		-		-
Receivable from the General Account

Total assets		297,035		2,979,221		45,443		185,896		160,058		5,789

LIABILITIES:
Payable on Units of the Account		6		50		1		2		2		0
Other payables		6		50		1		2		2		0
Payable to the General Account

Total liabilities		11		100		2		4		4		0

NET ASSETS		297,024		2,979,121		45,441		185,892		160,054		5,789

NET ASSETS REPRESENTED BY:
Accumulation units		297,024		2,979,121		45,441		185,892		160,054		5,789

ACCUMULATION UNITS OUTSTANDING		12,254		135,295		4,340		8,150		11,995		416

UNIT VALUE (ACCUMULATION)		24.24		22.02		10.47		22.81		13.34		13.91

(1) Cost of investments:	$	290,231	$	2,635,476	$	45,209	$	144,914	$	145,173	$	4,723
Shares of investments:		14,440		266,716		3,874		4,516		2,965		246

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		AMERICAN FUNDS IS NEW WORLD FUND		BLACKROCK GLOBAL ALLOCATION VI FUND		BNY MELLON IP MIDCAP STOCK PORTFOLIO		BNY MELLON VIF APPRECIATION PORTFOLIO		BNY MELLON VIF GROWTH AND INCOME PORTFOLIO		CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO

ASSETS:
Investments at fair value (1)	$	208,605	$	276,818	$	483,425	$	750,218	$	242,274	$	213,324
Receivable Dividends and Other		-		-		0		0		0		-
Receivable Units of the Account Sold		-		0		0		-		0		-
Receivable from the General Account

Total assets		208,605		276,818		483,425		750,218		242,274		213,324

LIABILITIES:
Payable on Units of the Account		2		7		6		15		4		2
Other payables		2		7		6		15		4		2
Payable to the General Account

Total liabilities		5		14		12		30		8		4

NET ASSETS		208,600		276,804		483,413		750,188		242,265		213,321

NET ASSETS REPRESENTED BY:
Accumulation units		208,600		276,804		483,413		750,188		242,265		213,321

ACCUMULATION UNITS OUTSTANDING		11,555		18,620		29,782		22,425		10,464		13,102

UNIT VALUE (ACCUMULATION)		18.05		14.87		16.23		33.45		23.15		16.28

(1) Cost of investments:	$	149,651	$	232,238	$	451,232	$	605,155	$	197,140	$	190,519
Shares of investments:		6,675		14,203		24,256		15,901		6,790		5,655

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		CLEARBRIDGE VARIABLE MID CAP PORTFOLIO		CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO		COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS FUND		COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND		COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND

ASSETS:
Investments at fair value (1)	$	68,693	$	95,946	$	12,103	$	1,279,928	$	1,331,918	$	93,065
Receivable Dividends and Other		-		0		-		-		-		0
Receivable Units of the Account Sold		-		-		-		-		-		-
Receivable from the General Account

Total assets		68,693		95,946		12,103		1,279,928		1,331,918		93,065

LIABILITIES:
Payable on Units of the Account		1		1				18		22		2
Other payables		1		1				18		22		2
Payable to the General Account

Total liabilities		1		3				36		44		3

NET ASSETS		68,692		95,944		12,103		1,279,892		1,331,874		93,061

NET ASSETS REPRESENTED BY:
Accumulation units		68,692		95,944		12,103		1,279,892		1,331,874		93,061

ACCUMULATION UNITS OUTSTANDING		4,224		4,186		756		55,792		26,935		2,891

UNIT VALUE (ACCUMULATION)		16.26		22.92		16.02		22.94		49.45		32.19

(1) Cost of investments:	$	58,051	$	77,379	$	11,298	$	792,346	$	938,682	$	104,546
Shares of investments:		2,681		2,621		559		44,581		47,131		5,795

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		DELAWARE VIP EMERGING MARKETS SERIES		DELAWARE VIP INTERNATIONAL SERIES		DELAWARE VIP SMALL CAP VALUE SERIES		DELAWARE VIP SMID CAP CORE SERIES		DELAWARE VIP VALUE SERIES		DIMENSIONAL VA US TARGETED VALUE PORTFOLIO

ASSETS:
Investments at fair value (1)	$	372,776	$	89,929	$	475,634	$	243,638	$	208,053	$	140,062
Receivable Dividends and Other		-		-		0		-		-		-
Receivable Units of the Account Sold		-		-		-		-		-		-
Receivable from the General Account

Total assets		372,776		89,929		475,634		243,638		208,053		140,062

LIABILITIES:
Payable on Units of the Account		6				7		4		2		1
Other payables		6				7		4		2		1
Payable to the General Account

Total liabilities		12				14		8		5		3

NET ASSETS		372,763		89,929		475,619		243,630		208,048		140,060

NET ASSETS REPRESENTED BY:
Accumulation units		372,763		89,929		475,619		243,630		208,048		140,060

ACCUMULATION UNITS OUTSTANDING		24,101		8,836		16,619		9,389		16,345		10,016

UNIT VALUE (ACCUMULATION)		15.47		10.18		28.62		25.95		12.73		13.98

(1) Cost of investments:	$	298,302	$	88,359	$	504,114	$	228,741	$	206,215	$	135,531
Shares of investments:		12,671		4,694		13,924		9,848		7,222		7,608

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	DWS CAPITAL GROWTH VIP	DWS CORE EQUITY VIP	DWS CROCI® U.S. VIP	DWS GLOBAL SMALL CAP VIP	DWS SMALL CAP INDEX VIP	DWS SMALL MID CAP GROWTH VIP

ASSETS:
Investments at fair value (1)	$1,915,200	$356,626	$84,847	$74,648	$1,221,580	$19,890
Receivable Dividends and Other	0	-	0	0	-	-
Receivable Units of the Account Sold	-	1,311	-	0	-	-
Receivable from the General Account

Total assets	1,915,200	357,938	84,847	74,648	1,221,580	19,890

LIABILITIES:
Payable on Units of the Account	36	5	3	1	19	0
Other payables	36	1,317	3	1	19	0
Payable to the General Account	1,358

Total liabilities	1,431	1,322	5	2	39	1

NET ASSETS	1,913,770	356,615	84,842	74,646	1,221,542	19,890

NET ASSETS REPRESENTED BY:
Accumulation units	1,913,770	356,615	84,842	74,646	1,221,542	19,890

ACCUMULATION UNITS OUTSTANDING	46,872	14,828	4,475	5,823	51,009	1,057

UNIT VALUE (ACCUMULATION)	40.83	24.05	18.96	12.82	23.95	18.81

(1) Cost of investments:	$1,323,663	$324,842	$91,080	$63,367	$1,048,789	$19,954
Shares of investments:	45,212	29,160	6,567	6,273	70,246	1,141

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	DWS SMALL MID CAP VALUE VIP	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	FEDERATED HERMES MANAGED VOLATILITY FUND II	FRANKLIN SMALL CAP VALUE VIP FUND	GREAT-WEST BOND INDEX FUND

ASSETS:
Investments at fair value (1)	$140,065	$2,575,893	$92,861	$597,839	$1,117,097
Receivable Dividends and Other	0	-	0	-	0
Receivable Units of the Account Sold	-	589	-	0	-
Receivable from the General Account		17,962

Total assets	140,065	2,594,445	92,861	597,839	1,117,097

LIABILITIES:
Payable on Units of the Account	3	54	2	9	13
Other payables	3	643	2	9	13
Payable to the General Account

Total liabilities	5	696	4	19	26

NET ASSETS	140,060	2,593,748	92,857	597,820	1,117,071

NET ASSETS REPRESENTED BY:
Accumulation units	140,060	2,593,748	92,857	597,820	1,117,071

ACCUMULATION UNITS OUTSTANDING	6,971	186,114	3,548	31,513	95,830

UNIT VALUE (ACCUMULATION)	20.09	13.94	26.17	18.97	11.66

(1) Cost of investments:	$159,615	$2,520,605	$86,847	$631,264	$1,120,218
Shares of investments:	11,672	230,815	8,373	41,230	73,882

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST CONSERVATIVE PROFILE FUND	GREAT-WEST INTERNATIONAL INDEX FUND	GREAT-WEST LIFETIME 2015 FUND	GREAT-WEST LIFETIME 2020 FUND	GREAT-WEST LIFETIME 2025 FUND	GREAT-WEST LIFETIME 2030 FUND

ASSETS:
Investments at fair value (1)	$1,567,668	$152,171	$50,351	$65,666	$48,444	$22,928
Receivable Dividends and Other	-	-	-	-	-	-
Receivable Units of the Account Sold	1,791	-	-	-	-	-
Receivable from the General Account

Total assets	1,569,459	152,171	50,351	65,666	48,444	22,928

LIABILITIES:
Payable on Units of the Account	13	0	1	1	1	0
Other payables	1,804	0	1	1	1	0
Payable to the General Account

Total liabilities	1,817	1	2	2	2	1

NET ASSETS	1,567,642	152,170	50,349	65,664	48,442	22,927

NET ASSETS REPRESENTED BY:
Accumulation units	1,567,642	152,170	50,349	65,664	48,442	22,927

ACCUMULATION UNITS OUTSTANDING	135,628	13,357	4,166	5,394	3,924	1,841

UNIT VALUE (ACCUMULATION)	11.56	11.39	12.09	12.17	12.34	12.45

(1) Cost of investments:	$1,523,113	$151,386	$44,170	$57,709	$41,582	$19,477
Shares of investments:	188,876	12,174	3,409	5,676	3,125	1,920

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		GREAT-WEST MID CAP VALUE FUND		GREAT-WEST MODERATE PROFILE FUND		GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND		GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND		GREAT-WEST MULTI-SECTOR BOND FUND		GREAT-WEST REAL ESTATE INDEX FUND

ASSETS:
Investments at fair value (1)	$	37,816	$	3,099,553	$	104,393	$	1,534,080	$	1,192,828	$	78,030
Receivable Dividends and Other		-		-		-		-		-		-
Receivable Units of the Account Sold		-		4,831		-		-		-		-
Receivable from the General Account

Total assets		37,816		3,104,384		104,393		1,534,080		1,192,828		78,030

LIABILITIES:
Payable on Units of the Account		1		45		2		26		17		1
Other payables		1		4,876		2		26		17		1
Payable to the General Account

Total liabilities		1		4,922		3		52		34		3

NET ASSETS		37,815		3,099,462		104,390		1,534,029		1,192,794		78,027

NET ASSETS REPRESENTED BY:
Accumulation units		37,815		3,099,462		104,390		1,534,029		1,192,794		78,027

ACCUMULATION UNITS OUTSTANDING		2,743		254,988		8,499		129,916		93,432		8,403

UNIT VALUE (ACCUMULATION)		13.79		12.16		12.28		11.81		12.77		9.29

(1) Cost of investments:	$	37,583	$	2,839,219	$	100,603	$	1,345,807	$	1,085,659	$	93,639
Shares of investments:		3,040		438,409		13,664		171,406		81,869		7,185

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		GREAT-WEST SECUREFOUNDATION® BALANCED FUND		GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND		INVESCO OPPENHEIMER V.I. GLOBAL FUND		INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND		INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND		INVESCO V.I. COMSTOCK FUND

ASSETS:
Investments at fair value (1)	$	18,891,600	$	74,215	$	1,186,272	$	320,697	$	181,530	$	210,081
Receivable Dividends and Other		-		-		-		-		-		-
Receivable Units of the Account Sold		44,756		-		-		-		-		-
Receivable from the General Account						9,248

Total assets		18,936,356		74,215		1,195,520		320,697		181,530		210,081

LIABILITIES:
Payable on Units of the Account		308		4		23		5		2		6
Other payables		45,064		4		23		5		2		6
Payable to the General Account

Total liabilities		45,372		7		47		10		3		12

NET ASSETS		18,890,984		74,208		1,195,473		320,687		181,526		210,069

NET ASSETS REPRESENTED BY:
Accumulation units		18,890,984		74,208		1,195,473		320,687		181,526		210,069

ACCUMULATION UNITS OUTSTANDING		1,239,346		4,217		32,415		21,074		10,001		8,610

UNIT VALUE (ACCUMULATION)		15.24		17.60		36.88		15.22		18.15		24.40

(1) Cost of investments:	$	16,993,765	$	61,921	$	919,268	$	253,570	$	165,447	$	228,810
Shares of investments:		1,312,828		1,994		22,760		110,205		6,620		13,024

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		INVESCO V.I. CORE EQUITY FUND		INVESCO V.I. GROWTH & INCOME FUND		INVESCO V.I. HIGH YIELD FUND		INVESCO V.I. INTERNATIONAL GROWTH FUND		INVESCO V.I. MID CAP CORE EQUITY FUND		INVESCO V.I. SMALL CAP EQUITY FUND

ASSETS:
Investments at fair value (1)	$	129,005	$	539,315	$	134,250	$	528,662	$	114,698	$	115,954
Receivable Dividends and Other		0		-		-		0		0		-
Receivable Units of the Account Sold		-		-		-		-		-		-
Receivable from the General Account

Total assets		129,005		539,315		134,250		528,662		114,698		115,954

LIABILITIES:
Payable on Units of the Account		3		11		2		12		2		2
Other payables		3		11		2		12		2		2
Payable to the General Account

Total liabilities		5		21		4		24		4		4

NET ASSETS		128,999		539,294		134,245		528,638		114,694		115,951

NET ASSETS REPRESENTED BY:
Accumulation units		128,999		539,294		134,245		528,638		114,694		115,951

ACCUMULATION UNITS OUTSTANDING		3,236		25,054		10,503		28,301		4,108		4,962

UNIT VALUE (ACCUMULATION)		39.86		21.53		12.78		18.68		27.92		23.37

(1) Cost of investments:	$	122,937	$	596,451	$	137,669	$	441,298	$	126,249	$	105,484
Shares of investments:		4,239		28,810		25,523		12,433		10,851		5,623

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	INVESCO V.I. TECHNOLOGY FUND	IVY VIP INTERNATIONAL CORE EQUITY	JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUTIONAL SHARES	JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES

ASSETS:
Investments at fair value (1)	$352,068	$159,766	$311,362	$4,123,714	$2,283,321	$1,518,179
Receivable Dividends and Other	-	-	-	-	0	-
Receivable Units of the Account Sold	-	-	-	614	-	181
Receivable from the General Account

Total assets	352,068	159,766	311,362	4,124,328	2,283,321	1,518,360

LIABILITIES:
Payable on Units of the Account	8	2	5	71	33	33
Other payables	8	2	5	685	33	213
Payable to the General Account

Total liabilities	15	4	11	756	66	246

NET ASSETS	352,053	159,762	311,351	4,123,572	2,283,255	1,518,114

NET ASSETS REPRESENTED BY:
Accumulation units	352,053	159,762	311,351	4,123,572	2,283,255	1,518,114

ACCUMULATION UNITS OUTSTANDING	29,961	14,025	10,064	200,136	171,518	87,559

UNIT VALUE (ACCUMULATION)	11.75	11.39	30.94	20.60	13.31	17.34

(1) Cost of investments:	$197,363	$150,439	$236,965	$3,490,837	$2,073,582	$1,399,675
Shares of investments:	9,633	9,774	7,145	89,452	179,084	108,597

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO	JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO INSTITUTIONAL SHARES	JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES	JANUS HENDERSON OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT RESEARCH PORTFOLIO

ASSETS:
Investments at fair value (1)	$735,692	$279,801	$489,663	$54,905	$205,893	$444,159
Receivable Dividends and Other	-	-	0	0	0	-
Receivable Units of the Account Sold	0	-	-	-	-	-
Receivable from the General Account	1,916

Total assets	737,608	279,801	489,663	54,906	205,893	444,159

LIABILITIES:
Payable on Units of the Account	13	2	7	1	4	9
Other payables	13	2	7	1	4	9
Payable to the General Account

Total liabilities	27	4	15	2	9	19

NET ASSETS	737,582	279,798	489,648	54,903	205,884	444,140

NET ASSETS REPRESENTED BY:
Accumulation units	737,582	279,798	489,648	54,903	205,884	444,140

ACCUMULATION UNITS OUTSTANDING	26,805	6,937	12,460	1,698	16,918	7,657

UNIT VALUE (ACCUMULATION)	27.52	40.34	39.30	32.33	12.17	58.00

(1) Cost of investments:	$448,554	$208,078	$353,777	$48,524	$157,547	$254,863
Shares of investments:	11,564	13,756	23,886	1,437	5,629	9,000

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO	LORD ABBETT SHORT DURATION INCOME PORTFOLIO	LVIP BARON GROWTH OPPORTUNITIES FUND	MFS VIT UTILITIES SERIES	MFS VIT II INTERNATIONAL INTRINSIC VALUE PORTFOLIO

ASSETS:
Investments at fair value (1)	$36,908	$912,873	$13,887	$1,736,874	$445,752	$1,432,485
Receivable Dividends and Other	-	0	-	-	0	0
Receivable Units of the Account Sold	-	-	-	-	-	-
Receivable from the General Account				8,007

Total assets	36,908	912,873	13,887	1,744,881	445,752	1,432,485

LIABILITIES:
Payable on Units of the Account	1	15	0	30	8	27
Other payables	1	15	0	30	8	27
Payable to the General Account

Total liabilities	1	30	1	60	17	54

NET ASSETS	36,906	912,842	13,887	1,744,820	445,736	1,432,431

NET ASSETS REPRESENTED BY:
Accumulation units	36,906	912,842	13,887	1,744,820	445,736	1,432,431

ACCUMULATION UNITS OUTSTANDING	2,181	59,326	1,317	31,158	24,239	51,487

UNIT VALUE (ACCUMULATION)	16.92	15.39	10.55	56.00	18.39	27.82

(1) Cost of investments:	$33,006	$885,658	$13,953	$1,070,794	$394,552	$1,119,146
Shares of investments:	1,531	43,203	970	22,009	12,850	41,557

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	MFS VIT III MID CAP VALUE PORTFOLIO	MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO	NVIT MID CAP INDEX FUND	PIMCO VIT COMMODITY REAL RETURN STRATEGY PORTFOLIO	PIMCO VIT EMERGING MARKETS BOND PORTFOLIO

ASSETS:
Investments at fair value (1)	$236,735	$487,864	$736	$1,141,704	$127,607	$101,637
Receivable Dividends and Other	-	-	-	-	-	-
Receivable Units of the Account Sold	-	-	-	-	1	-
Receivable from the General Account

Total assets	236,735	487,864	736	1,141,704	127,608	101,637

LIABILITIES:
Payable on Units of the Account	3	10	0	17	2	1
Other payables	3	10	0	17	1	1
Payable to the General Account				961

Total liabilities	6	20	0	995	2	3

NET ASSETS	236,730	487,844	736	1,140,708	127,606	101,635

NET ASSETS REPRESENTED BY:
Accumulation units	236,730	487,844	736	1,140,708	127,606	101,635

ACCUMULATION UNITS OUTSTANDING	18,212	10,767	40	44,220	21,002	8,544

UNIT VALUE (ACCUMULATION)	13.00	45.31	18.34	25.80	6.08	11.89

(1) Cost of investments:	$237,420	$526,433	$726	$1,132,236	$138,226	$99,172
Shares of investments:	27,559	28,480	41	50,429	21,092	7,562

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PIMCO VIT HIGH YIELD PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT REAL RETURN PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PIONEER FUND VCT PORTFOLIO	PIONEER MID CAP VALUE VCT PORTFOLIO

ASSETS:
Investments at fair value (1)	$1,885,511	$3,301,058	$231,128	$4,814,540	$711,267	$128,208
Receivable Dividends and Other	0	0	-	0	0	0
Receivable Units of the Account Sold	-	-	-	353	-	-
Receivable from the General Account				7,505

Total assets	1,885,512	3,301,058	231,128	4,822,398	711,267	128,208

LIABILITIES:
Payable on Units of the Account	30	66	3	95	11	3
Other payables	30	66	3	448	11	3
Payable to the General Account

Total liabilities	61	133	6	542	22	5

NET ASSETS	1,885,451	3,300,925	231,122	4,821,856	711,245	128,202

NET ASSETS REPRESENTED BY:
Accumulation units	1,885,451	3,300,925	231,122	4,821,856	711,245	128,202

ACCUMULATION UNITS OUTSTANDING	115,766	263,142	19,652	311,490	25,738	6,452

UNIT VALUE (ACCUMULATION)	16.29	12.54	11.76	15.48	27.63	19.87

(1) Cost of investments:	$1,837,529	$3,281,776	$207,740	$4,546,400	$593,730	$129,557
Shares of investments:	235,395	318,021	16,604	415,405	42,262	7,227

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	PUTNAM VT EQUITY INCOME FUND	PUTNAM VT GLOBAL ASSET ALLOCATION FUND	PUTNAM VT GLOBAL HEALTH CARE FUND

ASSETS:
Investments at fair value (1)	$274,703	$178,380	$18,527	$756,655	$172,201	$530,059
Receivable Dividends and Other	0	-	-	-	-	-
Receivable Units of the Account Sold	0	-	-	0	-	-
Receivable from the General Account

Total assets	274,703	178,380	18,527	756,655	172,201	530,059

LIABILITIES:
Payable on Units of the Account	5	4	0	11	3	9
Other payables	5	4	0	11	3	9
Payable to the General Account	1,275

Total liabilities	1,285	7	1	22	6	17

NET ASSETS	273,419	178,373	18,526	756,633	172,194	530,042

NET ASSETS REPRESENTED BY:
Accumulation units	273,419	178,373	18,526	756,633	172,194	530,042

ACCUMULATION UNITS OUTSTANDING	6,110	4,841	1,815	35,258	11,763	21,999

UNIT VALUE (ACCUMULATION)	44.75	36.85	10.21	21.46	14.64	24.09

(1) Cost of investments:	$206,932	$78,831	$23,511	$681,590	$154,694	$466,370
Shares of investments:	7,322	2,236	707	29,661	9,456	30,692

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PUTNAM VT INCOME FUND		PUTNAM VT INTERNATIONAL VALUE FUND		PUTNAM VT MORTGAGE SECURITIES FUND		PUTNAM VT MULTI- CAP CORE FUND		ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO		SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO

ASSETS:
Investments at fair value (1)	$442,319	$	65,344	$	606,337	$	167,018	$	99,861	$	9,468,538
Receivable Dividends and Other	0		0		-		0		-		-
Receivable Units of the Account Sold	-		-		-		0		-		643
Receivable from the General Account

Total assets	442,319		65,344		606,337		167,018		99,861		9,469,181

LIABILITIES:
Payable on Units of the Account	7		1		13		2		2		232
Other payables	7		1		13		2		2		876
Payable to the General Account											54,249

Total liabilities	13		2		26		4		5		55,357

NET ASSETS	442,305		65,342		606,311		167,015		99,856		9,413,824

NET ASSETS REPRESENTED BY:
Accumulation units	442,305		65,342		606,311		167,015		99,856		9,413,824

ACCUMULATION UNITS OUTSTANDING	36,510		5,712		53,699		8,243		4,317		829,143

UNIT VALUE (ACCUMULATION)	12.11		11.44		11.29		20.26		23.13		11.35

(1) Cost of investments:	$432,338	$	62,570	$	635,275	$	132,672	$	112,514	$	9,468,629
Shares of investments:	38,131		6,313		67,147		7,714		13,774		9,468,538

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	SCHWAB S&P 500 INDEX PORTFOLIO		SCHWAB VIT BALANCED PORTFOLIO		SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO		SCHWAB VIT GROWTH PORTFOLIO		TEMPLETON FOREIGN VIP FUND		TEMPLETON GLOBAL BOND VIP FUND

ASSETS:
Investments at fair value (1)	$22,768,860	$	98,887	$	612,189	$	41,875	$	158,882	$	316,908
Receivable Dividends and Other	0		-		-		0		0		-
Receivable Units of the Account Sold	895		-		-		-		-		-
Receivable from the General Account	27,479

Total assets	22,797,235		98,887		612,189		41,875		158,882		316,908

LIABILITIES:
Payable on Units of the Account	403		2		9		4		3		5
Other payables	1,299		2		9		4		3		5
Payable to the General Account

Total liabilities	1,702		3		19		7		5		9

NET ASSETS	22,795,533		98,884		612,170		41,868		158,877		316,899

NET ASSETS REPRESENTED BY:
Accumulation units	22,795,533		98,884		612,170		41,868		158,877		316,899

ACCUMULATION UNITS OUTSTANDING	761,617		7,635		44,021		2,817		15,085		33,511

UNIT VALUE (ACCUMULATION)	29.93		12.95		13.91		14.86		10.53		9.46

(1) Cost of investments:	$15,180,430	$	93,686	$	531,746	$	36,213	$	159,402	$	368,002
Shares of investments:	410,916		7,043		39,043		2,390		11,964		22,931

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	THIRD AVENUE VALUE PORTFOLIO VARIABLE SERIES		TOUCHSTONE VST BOND FUND		TOUCHSTONE VST COMMON STOCK FUND		TOUCHSTONE VST COMMON STOCK FUND CLASS SC		TOUCHSTONE VST SMALL COMPANY FUND		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

ASSETS:
Investments at fair value (1)	$35,443	$	1,010,536	$	313,346	$	318,494	$	160,575	$	317,845
Receivable Dividends and Other	-		-		-		0		0		-
Receivable Units of the Account Sold	0		173		-		-		-		-
Receivable from the General Account

Total assets	35,444		1,010,709		313,346		318,494		160,575		317,845

LIABILITIES:
Payable on Units of the Account	0		23		4		9		3		4
Other payables			196		4		9		3		4
Payable to the General Account

Total liabilities	0		219		9		18		5		7

NET ASSETS	35,443		1,010,489		313,338		318,476		160,570		317,838

NET ASSETS REPRESENTED BY:
Accumulation units	35,443		1,010,489		313,338		318,476		160,570		317,838

ACCUMULATION UNITS OUTSTANDING	3,325		72,238		8,119		7,372		4,283		12,307

UNIT VALUE (ACCUMULATION)	10.66		13.99		38.59		43.20		37.49		25.83

(1) Cost of investments:	$32,020	$	913,470	$	294,389	$	236,261	$	149,318	$	259,652
Shares of investments:	2,321		93,482		28,460		29,007		10,221		5,207

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II		VANGUARD VIF CAPITAL GROWTH PORTFOLIO		VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO		VANGUARD VIF MID-CAP INDEX PORTFOLIO		VANGUARD VIF REAL ESTATE INDEX PORTFOLIO		VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO

ASSETS:
Investments at fair value (1)	$293,832	$	677,620	$	237,172	$	514,995	$	237,725	$	396,485
Receivable Dividends and Other	0		-		0		0		0		0
Receivable Units of the Account Sold	-		-		-		-		-		-
Receivable from the General Account

Total assets	293,832		677,620		237,172		514,995		237,725		396,485

LIABILITIES:
Payable on Units of the Account	4		43		15		7		19		32
Other payables	4		43		15		7		19		32
Payable to the General Account

Total liabilities	9		86		30		13		38		64

NET ASSETS	293,823		677,534		237,142		514,981		237,686		396,421

NET ASSETS REPRESENTED BY:
Accumulation units	293,823		677,534		237,142		514,981		237,686		396,421

ACCUMULATION UNITS OUTSTANDING	11,652		29,453		14,876		26,925		16,274		18,740

UNIT VALUE (ACCUMULATION)	25.22		23.00		15.94		19.13		14.61		21.15

(1) Cost of investments:	$238,805	$	583,620	$	232,412	$	445,283	$	231,164	$	340,766
Shares of investments:	5,070		14,988		17,261		19,984		19,125		16,190

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	VAN ECK VIP GLOBAL HARD ASSETS FUND		VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND		WELLS FARGO VT DISCOVERY FUND		WELLS FARGO VT OMEGA GROWTH FUND		WELLS FARGO VT OPPORTUNITY FUND

ASSETS:
Investments at fair value (1)	$109,908	$	299,314	$	262,955	$	138,048	$	180,713
Receivable Dividends and Other	-		-		0		-		-
Receivable Units of the Account Sold	0		-		-		-		-
Receivable from the General Account			38,764

Total assets	109,908		338,078		262,955		138,048		180,713

LIABILITIES:
Payable on Units of the Account	2		4		3		3		4
Other payables	2		4		3		3		4
Payable to the General Account

Total liabilities	4		7		6		5		7

NET ASSETS	109,904		338,071		262,950		138,043		180,706

NET ASSETS REPRESENTED BY:
Accumulation units	109,904		338,071		262,950		138,043		180,706

ACCUMULATION UNITS OUTSTANDING	10,125		22,398		6,663		4,975		5,523

UNIT VALUE (ACCUMULATION)	10.85		15.09		39.46		27.75		32.72

(1) Cost of investments:	$88,049	$	279,404	$	187,814	$	92,570	$	155,257
Shares of investments:	5,100		33,897		5,396		3,414		6,099

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		AB VPS GROWTH AND INCOME PORTFOLIO		AB VPS INTERNATIONAL GROWTH PORTFOLIO		AB VPS INTERNATIONAL VALUE PORTFOLIO		AB VPS LARGE CAP GROWTH PORTFOLIO		AB VPS SMALL/MID CAP VALUE PORTFOLIO		ALGER CAPITAL APPRECIATION PORTFOLIO
INVESTMENT INCOME:
Dividends	$	3,096	$	3,249	$	1,102	$	(0)	$	2,638	$	0

EXPENSES:
Mortality and expense risk		1,052		1,546		359		1,580		1,402		396

NET INVESTMENT INCOME (LOSS)		2,044		1,703		743		(1,580)		1,236		(396)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(1,664)		2,723		(1,605)		246		(54,515)		3,175
Realized gain distributions		10,265		20,551		-		23,408		12,077		20,287

Net realized gain (loss) on investments		8,601		23,274		(1,605)		23,654		(42,438)		23,462

Change in net unrealized appreciation (depreciation) on investments		9,827		22,443		1,439		79,453		31,014		8,160

Net realized and unrealized gain (loss) on investments		18,428		45,717		(166)		103,107		(11,424)		31,621

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	20,472	$	47,420	$	577	$	101,527	$	(10,187)	$	31,225

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO		ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO		AMERICAN CENTURY INVESTMENTS VP BALANCED FUND		AMERICAN CENTURY DISCIPLINED CORE VALUE FUND		AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND
										(1)
INVESTMENT INCOME:
Dividends	$	3,251	$	0	$	1,934	$	9,353	$	12,929	$	1,226

EXPENSES:
Mortality and expense risk		11,605		2,289		68		4,543		2,467		1,474

NET INVESTMENT INCOME (LOSS)		(8,354)		(2,289)		1,866		4,810		10,462		(247)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		371,810		(4,691)		(24)		32,783		(4,798)		97
Realized gain distributions		290,544		50,474		266		26,079		30,632		3,698

Net realized gain (loss) on investments		662,353		45,783		241		58,863		25,834		3,795

Change in net unrealized appreciation (depreciation) on investments		265,126		132,686		(695)		15,230		43,348		61,811

Net realized and unrealized gain (loss) on investments		927,480		178,469		(454)		74,092		69,182		65,606

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	919,126	$	176,181	$	1,412	$	78,902	$	79,644	$	65,359

(1) Fund name changed from American Century Income & Growth Fund to American Century Disciplined Core Value Fund.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND		AMERICAN CENTURY INVESTMENTS VP VALUE FUND		AMERICAN FUNDS IS BOND FUND		AMERICAN FUNDS IS GLOBAL GROWTH FUND		AMERICAN FUNDS IS GROWTH- INCOME FUND		AMERICAN FUNDS IS INTERNATIONAL FUND
						(1)
INVESTMENT INCOME:
Dividends	$	4,635	$	60,916	$	739	$	921	$	1,528	$	32

EXPENSES:
Mortality and expense risk		1,449		13,755		63		555		475		17

NET INVESTMENT INCOME (LOSS)		3,186		47,162		676		366		1,053		15

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(4,884)		1,966		(71)		5,164		(202)		(6)
Realized gain distributions		-		66,940		-		4,203		3,074		-

Net realized gain (loss) on investments		(4,884)		68,906		(71)		9,366		2,872		(6)

Change in net unrealized appreciation (depreciation) on investments		(726)		(95,875)		233		30,693		11,096		676

Net realized and unrealized gain (loss) on investments		(5,610)		(26,969)		163		40,059		13,969		670

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	(2,424)	$	20,192	$	839	$	40,426	$	15,022	$	685

(1) For the period of July 16, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		AMERICAN FUNDS IS NEW WORLD FUND		BLACKROCK GLOBAL ALLOCATION VI FUND		BNY MELLON IP MIDCAP STOCK PORTFOLIO		BNY MELLON VIF APPRECIATION PORTFOLIO		BNY MELLON VIF GROWTH AND INCOME PORTFOLIO		CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO
INVESTMENT INCOME:
Dividends	$	128	$	3,180	$	3,357	$	5,789	$	1,879	$	11

EXPENSES:
Mortality and expense risk		651		1,917		1,594		4,308		1,512		336

NET INVESTMENT INCOME (LOSS)		(524)		1,264		1,763		1,481		367		(325)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		2,613		21,232		(3,698)		(23,969)		6,837		(198)
Realized gain distributions		1,884		14,759		-		63,555		20,232		7,128

Net realized gain (loss) on investments		4,497		35,991		(3,698)		39,586		27,069		6,930

Change in net unrealized appreciation (depreciation) on investments		53,323		25,890		34,922		108,982		23,111		22,317

Net realized and unrealized gain (loss) on investments		57,820		61,880		31,224		148,568		50,180		29,248

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	57,296	$	63,144	$	32,987	$	150,049	$	50,547	$	28,922

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		CLEARBRIDGE VARIABLE MID CAP PORTFOLIO		CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO		COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS FUND		COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND		COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
						(1)
INVESTMENT INCOME:
Dividends	$	162	$	0	$	0	$	0	$	(0)	$	244

EXPENSES:
Mortality and expense risk		178		314		0		4,479		4,833		445

NET INVESTMENT INCOME (LOSS)		(16)		(314)				(4,479)		(4,833)		(200)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		221		(238)		(9)		18,018		(16,533)		(479)
Realized gain distributions		546		6,416		-		-		80,104		3,139

Net realized gain (loss) on investments		767		6,179		(9)		18,018		63,571		2,661

Change in net unrealized appreciation (depreciation) on investments		6,528		21,627		805		314,625		295,651		4,166

Net realized and unrealized gain (loss) on investments		7,295		27,806		796		332,643		359,222		6,827

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	7,279	$	27,491	$	796	$	328,164	$	354,389	$	6,626

(1) For the period of November 20, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		DELAWARE VIP EMERGING MARKETS SERIES		DELAWARE VIP INTERNATIONAL SERIES		DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES		DELAWARE VIP SMALL CAP VALUE SERIES		DELAWARE VIP SMID CAP CORE SERIES		DELAWARE VIP VALUE SERIES
				(1)		(2)
INVESTMENT INCOME:
Dividends	$	2,666	$	0	$	1,947	$	5,344	$	1,189	$	3,376

EXPENSES:
Mortality and expense risk		1,629		0		239		2,281		1,183		655

NET INVESTMENT INCOME (LOSS)		1,037				1,707		3,063		6		2,721

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		16,544		(25)		(1,137)		(10,460)		(27,857)		(899)
Realized gain distributions		6,177		-		3,665		23,183		5,078		7,796

Net realized gain (loss) on investments		22,721		(25)		2,527		12,723		(22,779)		6,897

Change in net unrealized appreciation (depreciation) on investments		51,984		1,570		(752)		(39,017)		33,156		(8,002)

Net realized and unrealized gain (loss) on investments		74,705		1,545		1,775		(26,294)		10,377		(1,105)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	75,742	$	1,545	$	3,483	$	(23,231)	$	10,383	$	1,616

(1) For the period of December 11, 2020 to December 31, 2020.

(2) For the period of January 1, 2020 to December 11, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	DIMENSIONAL VA US TARGETED VALUE PORTFOLIO		DWS CAPITAL GROWTH VIP		DWS CORE EQUITY VIP		DWS CROCI® U.S. VIP		DWS GLOBAL SMALL CAP VIP		DWS SMALL CAP INDEX VIP

INVESTMENT INCOME:
Dividends	$2,141	$	7,088	$	3,741	$	1,915	$	474	$	12,966

EXPENSES:
Mortality and expense risk	447		8,422		1,291		557		280		5,901

NET INVESTMENT INCOME (LOSS)	1,694		(1,334)		2,451		1,358		195		7,065

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	(915)		38,622		(5,597)		(3,000)		(134)		(25,135)
Realized gain distributions	-		96,342		12,657		4,333		-		119,991

Net realized gain (loss) on investments	(915)		134,963		7,059		1,333		(134)		94,857

Change in net unrealized appreciation (depreciation) on investments	5,809		368,687		30,339		(18,251)		10,567		160,371

Net realized and unrealized gain (loss) on investments	4,894		503,650		37,398		(16,918)		10,434		255,228

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,588	$	502,316	$	39,849	$	(15,560)	$	10,628	$	262,293

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	DWS SMALL MID CAP GROWTH VIP		DWS SMALL MID CAP VALUE VIP		FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II		FEDERATED HERMES MANAGED VOLATILITY FUND II		FRANKLIN SMALL CAP VALUE VIP FUND		GREAT-WEST AGGRESSIVE PROFILE FUND
											(1)

INVESTMENT INCOME:
Dividends	$7	$	1,675	$	63,020	$	2,207	$	7,412	$	502

EXPENSES:
Mortality and expense risk	67		705		15,424		557		2,587		447

NET INVESTMENT INCOME (LOSS)	(61)		970		47,597		1,650		4,825		55

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(69)		(1,752)		33,530		3,064		(29,149)		20,201
Realized gain distributions	223		9,733		-		-		31,526		-

Net realized gain (loss) on investments	154		7,981		33,530		3,064		2,377		20,201

Change in net unrealized appreciation (depreciation) on investments	4,188		(12,415)		27,279		(4,586)		29,826		(4,168)

Net realized and unrealized gain (loss) on investments	4,342		(4,433)		60,809		(1,522)		32,202		16,034

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,281	$	(3,463)	$	108,406	$	128	$	37,027	$	16,089

(1) For the period of January 1, 2020 to December 21, 2020

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE FUND	GREAT-WEST INTERNATIONAL INDEX FUND	GREAT-WEST LIFETIME 2015 FUND	GREAT-WEST LIFETIME 2020 FUND	GREAT-WEST LIFETIME 2025 FUND
				(1)	(1)	(1)

INVESTMENT INCOME:
Dividends	$14,889	$19,551	$2,231	$821	$1,188	$819

EXPENSES:
Mortality and expense risk	3,996	3,648	69	122	158	115

NET INVESTMENT INCOME (LOSS)	10,893	15,903	2,162	699	1,030	705

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	66,226	(5,164)	(70)	(62)	(79)	(57)
Realized gain distributions	14,894	4,472	692	791	1,803	1,245

Net realized gain (loss) on investments	81,120	(692)	621	728	1,724	1,188

Change in net unrealized appreciation (depreciation) on investments	(33,869)	71,903	232	6,181	7,957	6,862

Net realized and unrealized gain (loss) on investments	47,251	71,210	853	6,910	9,681	8,050

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$58,144	$87,114	$3,015	$7,608	$10,711	$8,754

	(1) For the period of May 6, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2030 FUND	GREAT-WEST MID CAP VALUE FUND	GREAT-WEST MODERATE PROFILE FUND	GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND	GREAT-WEST MULTI- SECTOR BOND FUND
	(1)

INVESTMENT INCOME:
Dividends	$415	$256	$45,646	$1,873	$17,726	$35,607

EXPENSES:
Mortality and expense risk	53	140	11,909	445	5,665	4,116

NET INVESTMENT INCOME (LOSS)	362	116	33,737	1,428	12,061	31,491

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(25)	(689)	(15,589)	(195)	402	2,227
Realized gain distributions	822	20	55,191	6,549	18,815	6,043

Net realized gain (loss) on investments	797	(669)	39,602	6,355	19,218	8,269

Change in net unrealized appreciation (depreciation) on investments	3,451	918	257,754	2,602	188,905	61,459

Net realized and unrealized gain (loss) on investments	4,248	249	297,356	8,956	208,123	69,729

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,610	$365	$331,093	$10,385	$220,184	$101,220

(1) For the period of May 6, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS
	GREAT-WEST REAL ESTATE INDEX FUND	GREAT-WEST SECUREFOUNDATION® BALANCED FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	INVESCO OPPENHEIMER V.I. GLOBAL FUND	INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND	INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND

INVESTMENT INCOME:
Dividends	$1,222	$359,805	$2	$6,920	$2,589	$518

EXPENSES:
Mortality and expense risk	360	81,274	935	5,911	1,224	386

NET INVESTMENT INCOME (LOSS)	862	278,531	(932)	1,009	1,366	132

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(247)	(11,788)	33,329	1,592	3,330	(424)
Realized gain distributions	-	680,892	2,429	36,056	3,825	1,174

Net realized gain (loss) on investments	(247)	669,104	35,759	37,649	7,155	750

Change in net unrealized appreciation (depreciation) on investments	(11,425)	1,263,556	(6,405)	237,243	44,826	21,332

Net realized and unrealized gain (loss) on investments	(11,672)	1,932,660	29,354	274,892	51,981	22,082

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(10,810)	$2,211,190	$28,422	$275,901	$53,347	$22,214

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS
	INVESCO V.I. COMSTOCK FUND	INVESCO V.I. CORE EQUITY FUND	INVESCO V.I. GROWTH & INCOME FUND	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. MID CAP CORE EQUITY FUND

INVESTMENT INCOME:
Dividends	$4,897	$1,547	$11,225	$7,522	$11,003	$589

EXPENSES:
Mortality and expense risk	1,771	698	3,016	585	2,861	401

NET INVESTMENT INCOME (LOSS)	3,125	849	8,209	6,937	8,142	188

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(47,914)	(69)	(53,962)	(323)	(5,884)	(254)
Realized gain distributions	5,372	26,693	8,264	-	10,600	16,664

Net realized gain (loss) on investments	(42,542)	26,625	(45,698)	(323)	4,717	16,410

Change in net unrealized appreciation (depreciation) on investments	12,649	(12,747)	10,513	(3,118)	40,303	(8,794)

Net realized and unrealized gain (loss) on investments	(29,893)	13,878	(35,185)	(3,441)	45,019	7,616

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(26,768)	$14,727	$(26,976)	$3,496	$53,161	$7,804

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS
		INVESCO V.I. SMALL CAP EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND		IVY VIP INTERNATIONAL CORE EQUITY		JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUTIONAL SHARES		JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
INVESTMENT INCOME:
Dividends	$	324	$	(0)	$	13,838	$	6,051	$	87,144	$	64,498
EXPENSES:
Mortality and expense risk		467		1,750		2,150		1,404		18,104		8,940

NET INVESTMENT INCOME (LOSS)		(142)		(1,750)		11,687		4,647		69,040		55,558

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(251)		12,334		(43,082)		(7)		456,755		4,650
Realized gain distributions		8,079		27,365		107		2,249		33,615		-

Net realized gain (loss) on investments		7,828		39,700		(42,974)		2,242		490,370		4,650

Change in net unrealized appreciation (depreciation) on investments		16,469		76,506		20,143		26,839		(5,737)		148,508

Net realized and unrealized gain (loss) on investments		24,297		116,206		(22,831)		29,080		484,633		153,158

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	24,154	$	114,456	$	(11,144)	$	33,727	$	553,674	$	208,716

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO		JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO INSTITUTIONAL SHARES		JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES		JANUS HENDERSON OVERSEAS PORTFOLIO INSTITUTIONAL SHARES		JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES
INVESTMENT INCOME:
Dividends	$	36,826	$	4,835	$	4	$	8	$	616	$	2,124
EXPENSES:
Mortality and expense risk		9,732		3,301		751		1,443		276		1,053

NET INVESTMENT INCOME (LOSS)		27,094		1,534		(747)		(1,435)		340		1,071

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		1,394		21,177		1,226		5,208		(242)		2,796
Realized gain distributions		-		29,191		11,207		23,455		-		-

Net realized gain (loss) on investments		1,394		50,368		12,433		28,663		(242)		2,796

Change in net unrealized appreciation (depreciation) on investments		106,452		64,709		56,425		110,324		7,138		25,130

Net realized and unrealized gain (loss) on investments		107,846		115,077		68,858		138,987		6,896		27,926

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	134,940	$	116,611	$	68,111	$	137,552	$	7,236	$	28,997

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		JANUS HENDERSON VIT RESEARCH PORTFOLIO		JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO		LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO		LORD ABBETT SHORT DURATION INCOME PORTFOLIO		LVIP BARON GROWTH OPPORTUNITIES FUND		MFS VIT UTILITIES SERIES
								(1)
INVESTMENT INCOME:
Dividends	$	2,000	$	274	$	20,682	$	374	$	(0)	$	9,569
EXPENSES:
Mortality and expense risk		2,259		166		4,369		30		7,957		2,277

NET INVESTMENT INCOME (LOSS)		(259)		108		16,313		344		(7,957)		7,292

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		3,920		(145)		5,571		(23)		125,731		1,714
Realized gain distributions		29,151		1,805		-		-		28,248		11,322

Net realized gain (loss) on investments		33,071		1,660		5,571		(23)		153,979		13,036

Change in net unrealized appreciation (depreciation) on investments		74,477		2,350		(27,418)		(65)		274,296		327

Net realized and unrealized gain (loss) on investments		107,548		4,010		(21,847)		(89)		428,275		13,364

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	107,289	$	4,118	$	(5,534)	$	255	$	420,318	$	20,655

		(1) For the period of July 22, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		MFS VIT II INTERNATIONAL INTRINSIC VALUE PORTFOLIO		MFS VIT III MID CAP VALUE PORTFOLIO		MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO		NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO		NVIT MID CAP INDEX FUND		PIMCO VIT COMMODITY REAL RETURN STRATEGY PORTFOLIO
INVESTMENT INCOME:
Dividends	$	10,421	$	2,548	$	12,780	$	4	$	$8,711	$	7,136
EXPENSES:
Mortality and expense risk		7,267		762		3,043		16		4,914		457

NET INVESTMENT INCOME (LOSS)		3,154		1,786		9,737		(11)		3,797		6,679

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		62,405		(2,103)		28,233		2,089		(70,547)		(2,983)
Realized gain distributions		27,263		8,629		12,688		-		43,468		-

Net realized gain (loss) on investments		89,668		6,526		40,921		2,089		(27,079)		(2,983)

Change in net unrealized appreciation (depreciation) on investments		119,257		(1,589)		(156,233)		(2,773)		108,089		(1,577)

Net realized and unrealized gain (loss) on investments		208,925		4,937		(115,313)		(684)		81,011		(4,559)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	212,079	$	6,723	$	(105,576)	$	(695)	$	84,808	$	2,120

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PIMCO VIT EMERGING MARKETS BOND PORTFOLIO	PIMCO VIT HIGH YIELD PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT REAL RETURN PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PIONEER FUND VCT PORTFOLIO

INVESTMENT INCOME:
Dividends	$4,282	$85,524	$39,193	$2,907	$103,254	$4,417

EXPENSES:
Mortality and expense risk	333	8,333	18,415	891	26,767	2,864

NET INVESTMENT INCOME (LOSS)	3,949	77,191	20,778	2,016	76,487	1,553

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(125)	(6,221)	(24,069)	(197)	32,604	(6,969)
Realized gain distributions	-	-	-	-	56,195	48,289

Net realized gain (loss) on investments	(125)	(6,221)	(24,069)	(197)	88,798	41,320

Change in net unrealized appreciation (depreciation) on investments	1,670	17,602	73,812	18,800	212,076	91,884

Net realized and unrealized gain (loss) on investments	1,545	11,381	49,743	18,604	300,875	133,204

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,494	$88,571	$70,521	$20,619	$377,361	$134,757

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PIONEER MID CAP VALUE VCT PORTFOLIO	PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	PUTNAM VT EQUITY INCOME FUND	PUTNAM VT GLOBAL ASSET ALLOCATION FUND

INVESTMENT INCOME:
Dividends	$892	$0	$0	$0	$12,318	$3,217

EXPENSES:
Mortality and expense risk	680	1,109	903	90	3,313	825

NET INVESTMENT INCOME (LOSS)	212	(1,109)	(903)	(90)	9,005	2,392

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(11,555)	2,633	19,424	(108)	22,175	(328)
Realized gain distributions	3,034	14,390	-	-	49,595	2,902

Net realized gain (loss) on investments	(8,522)	17,023	19,424	(108)	71,770	2,574

Change in net unrealized appreciation (depreciation) on investments	(1,591)	54,850	20,159	2,015	(57,656)	13,162

Net realized and unrealized gain (loss) on investments	(10,113)	71,873	39,583	1,907	14,114	15,736

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,900)	$70,764	$38,680	$1,817	$23,119	$18,128

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PUTNAM VT GLOBAL HEALTH CARE FUND	PUTNAM VT INCOME FUND	PUTNAM VT INTERNATIONAL VALUE FUND	PUTNAM VT MORTGAGE SECURITIES FUND	PUTNAM VT MULTI- CAP CORE FUND	ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO

INVESTMENT INCOME:
Dividends	$1,957	$19,948	$1,839	$61,827	$665	$731

EXPENSES:
Mortality and expense risk	2,430	1,743	223	3,430	402	438

NET INVESTMENT INCOME (LOSS)	(473)	18,205	1,616	58,397	263	292

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(31,780)	116	(817)	(10,184)	2,765	(6,523)
Realized gain distributions	36,877	3,530	975	-	2,265	1,557

Net realized gain (loss) on investments	5,097	3,646	158	(10,184)	5,031	(4,966)

Change in net unrealized appreciation (depreciation) on investments	55,500	(1,132)	2,705	(64,779)	22,438	5,176

Net realized and unrealized gain (loss) on investments	60,597	2,514	2,864	(74,963)	27,469	210

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$60,124	$20,719	$4,479	$(16,567)	$27,732	$502

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO	SCHWAB VIT BALANCED PORTFOLIO	SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO	SCHWAB VIT GROWTH PORTFOLIO	TEMPLETON FOREIGN VIP FUND

INVESTMENT INCOME:
Dividends	$26,934	$223,024	$1,862	$11,201	$4,026	$4,682

EXPENSES:
Mortality and expense risk	53,791	105,885	517	3,674	1,343	761

NET INVESTMENT INCOME (LOSS)	(26,857)	117,139	1,345	7,526	2,684	3,921

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(17,354)	1,305,043	(10,527)	(638)	23,406	1,714
Realized gain distributions	-	35,434	205	1,486	1,929	-

Net realized gain (loss) on investments	(17,354)	1,340,477	(10,322)	848	25,336	1,714

Change in net unrealized appreciation (depreciation) on investments	(91)	1,908,531	(3,345)	42,968	(8,077)	(8,879)

Net realized and unrealized gain (loss) on investments	(17,446)	3,249,008	(13,667)	43,816	17,259	(7,165)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(44,303)	$3,366,147	$(12,322)	$51,342	$19,942	$(3,244)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	TEMPLETON GLOBAL BOND VIP FUND	THIRD AVENUE VALUE PORTFOLIO VARIABLE SERIES	TOUCHSTONE VST BOND FUND	TOUCHSTONE VST COMMON STOCK FUND	TOUCHSTONE VST COMMON STOCK FUND CLASS SC	TOUCHSTONE VST SMALL COMPANY FUND

INVESTMENT INCOME:
Dividends	$24,437	$777	$16,809	$1,684	$1,716	$202

EXPENSES:
Mortality and expense risk	1,283	165	6,243	1,149	2,107	716

NET INVESTMENT INCOME (LOSS)	23,154	612	10,566	535	(390)	(515)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(1,501)	895	12,432	(29,210)	23,887	(6,300)
Realized gain distributions	-	210	-	6,717	8,839	5,453

Net realized gain (loss) on investments	(1,501)	1,104	12,432	(22,493)	32,726	(848)

Change in net unrealized appreciation (depreciation) on investments	(39,024)	(3,335)	68,670	52,658	48,081	24,822

Net realized and unrealized gain (loss) on investments	(40,525)	(2,230)	81,102	30,165	80,808	23,975

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(17,371)	$(1,618)	$91,668	$30,699	$80,417	$23,460

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II	VANGUARD VIF CAPITAL GROWTH PORTFOLIO	VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO	VANGUARD VIF MID- CAP INDEX PORTFOLIO	VANGUARD VIF REAL ESTATE INDEX PORTFOLIO
INVESTMENT INCOME:
Dividends	$0	$0	$5,713	$3,225	$8,125	$7,178

EXPENSES:
Mortality and expense risk	948	834	1,807	650	2,401	1,087

NET INVESTMENT INCOME (LOSS)	(948)	(834)	3,906	2,575	5,725	6,090

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	515	(203)	1,770	(548)	51,563	(6,469)
Realized gain distributions	17,423	16,473	12,164	20,864	30,423	4,514

Net realized gain (loss) on investments	17,938	16,270	13,934	20,316	81,987	(1,955)

Change in net unrealized appreciation (depreciation) on investments	45,919	45,073	64,072	671	42,835	(17,819)

Net realized and unrealized gain (loss) on investments	63,858	61,343	78,006	20,987	124,821	(19,774)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$62,910	$60,509	$81,911	$23,562	$130,546	$(13,683)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	VAN ECK VIP GLOBAL HARD ASSETS FUND	VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND	WELLS FARGO VT DISCOVERY FUND	WELLS FARGO VT OMEGA GROWTH FUND	WELLS FARGO VT OPPORTUNITY FUND

INVESTMENT INCOME:
Dividends	$2,010	$641	$11,068	$0	$0	$663

EXPENSES:
Mortality and expense risk	1,267	440	1,071	829	592	935

NET INVESTMENT INCOME (LOSS)	743	200	9,997	(829)	(592)	(271)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(187)	(22,805)	(4,853)	(181)	1,251	(697)
Realized gain distributions	29,052	-	-	9,677	8,727	11,468

Net realized gain (loss) on investments	28,865	(22,805)	(4,853)	9,496	9,977	10,771

Change in net unrealized appreciation (depreciation) on investments	47,505	43,838	14,673	71,107	32,645	18,462

Net realized and unrealized gain (loss) on investments	76,370	21,033	9,820	80,603	42,622	29,233

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$77,114	$21,233	$19,817	$79,774	$42,030	$28,961

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	AB VPS GROWTH AND INCOME PORTFOLIO		AB VPS INTERNATIONAL GROWTH PORTFOLIO		AB VPS INTERNATIONAL VALUE PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,044	$885	$1,703	$(787)	$743	$83
Net realized gain (loss) on investments	8,601	17,423	23,274	21,689	(1,605)	(490)
Change in net unrealized appreciation (depreciation) on investments	9,827	14,829	22,443	50,506	1,439	13,180

Increase (decrease) in net assets resulting from operations	20,472	33,137	47,420	71,408	577	12,773

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	-	-
Transfers for contract benefits and terminations	(8,950)	(2,051)	(72,811)	(52,199)	(76)	(2,803)
Net transfers	87,710	-	(11,854)	(9,326)	(24,964)	(1,902)
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	1,335	-	-

Increase (decrease) in net assets resulting from contract transactions	78,760	(2,051)	(84,665)	(60,190)	(25,040)	(4,705)

Total increase (decrease) in net assets	99,232	31,086	(37,245)	11,218	(24,463)	8,068

NET ASSETS:
Beginning of period	175,583	144,497	306,241	295,023	90,305	82,237

End of period	$274,815	$175,583	$268,996	$306,241	$65,842	$90,305

CHANGES IN UNITS OUTSTANDING:
Units issued	7,559	-	-	1,143	-	-
Units redeemed	(2,545)	(136)	(5,250)	(4,678)	(2,930)	(654)

Net increase (decrease)	5,014	(136)	(5,250)	(3,535)	(2,930)	(654)

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	AB VPS LARGE CAP GROWTH PORTFOLIO		AB VPS REAL ESTATE INVESTMENT PORTFOLIO	AB VPS SMALL/MID CAP VALUE PORTFOLIO
	2020	2019	2019	2020	2019
			(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,580)	$(1,625)	$7,376	$1,236	$(600)
Net realized gain (loss) on investments	23,654	64,941	(1,442)	(42,438)	28,713
Change in net unrealized appreciation (depreciation) on investments	79,453	(1,385)	23,574	31,014	27,488

Increase (decrease) in net assets resulting from operations	101,527	61,931	29,508	(10,187)	55,601

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	8,408	-	6,822	-
Transfers for contract benefits and terminations	(3,962)	(435)	(236,102)	(49,239)	(9,797)
Net transfers	103,866	8,656	(2,619)	(78,971)	(33,134)
Contract maintenance charges	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-			-
Other, net	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	99,903	16,629	(238,721)	(121,388)	(42,931)

Total increase (decrease) in net assets	201,430	78,560	(209,213)	(131,576)	12,670

NET ASSETS:
Beginning of period	244,237	165,677	209,213	318,836	306,166

End of period	$445,667	$244,237	$-	$187,260	$318,836

CHANGES IN UNITS OUTSTANDING:
Units issued	3,604	1,039	23	893	472
Units redeemed	(99)	(291)	(14,426)	(8,390)	(2,413)

Net increase (decrease)	3,505	748	(14,403)	(7,497)	(1,941)

	(1) For the period of January 1, 2019 to April 24, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO		ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(396)	$(272)	$(8,354)	$(12,237)	$(2,289)	$(2,377)
Net realized gain (loss) on investments	23,462	7,076	662,353	25,845	45,783	39,988
Change in net unrealized appreciation (depreciation) on investments	8,160	8,889	265,126	321,315	132,686	39,552

Increase (decrease) in net assets resulting from operations	31,225	15,693	919,126	334,923	176,181	77,163

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	43	-	-
Transfers for contract benefits and terminations	(1,783)	(1,836)	(20,479)	(21,665)	(6,340)	(30,423)
Net transfers	69,799	(3,840)	(204,449)	(42,173)	123	(23,320)
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	68,016	(5,676)	(224,927)	(63,795)	(6,218)	(53,743)

Total increase (decrease) in net assets	99,242	10,017	694,198	271,128	169,963	23,420

NET ASSETS:
Beginning of period	59,282	49,265	1,595,163	1,324,035	297,571	274,151

End of period	$158,524	$59,282	$2,289,361	$1,595,163	$467,534	$297,571

CHANGES IN UNITS OUTSTANDING:
Units issued	4,057	93	24,812	3,460	18,488	60
Units redeemed	(981)	(453)	(29,316)	(5,220)	(18,825)	(2,200)

Net increase (decrease)	3,076	(360)	(4,504)	(1,760)	(337)	(2,140)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO		AMERICAN CENTURY INVESTMENTS VP BALANCED FUND		AMERICAN CENTURY DISCIPLINED CORE VALUE FUND
	2020	2019	2020	2019	2020	2019
					(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,866	$(89)	$4,810	$9,880	$10,462	$8,886
Net realized gain (loss) on investments	241	174	58,863	25,212	25,834	45,662
Change in net unrealized appreciation (depreciation) on investments	(695)	4,424	15,230	151,770	43,348	60,872

Increase (decrease) in net assets resulting from operations	1,412	4,509	78,902	186,862	79,644	115,420

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	1,620	5,970	-	92,510
Transfers for contract benefits and terminations	-	-	(385,542)	(26,273)	(37,183)	(18,763)
Net transfers	(1)	-	37,652	32,141	97,069	871
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		(65,298)		-
Other, net	-	-	-	(3,281)	-	-

Increase (decrease) in net assets resulting from contract transactions	(1)	-	(411,567)	8,557	59,886	74,618

Total increase (decrease) in net assets	1,411	4,509	(332,665)	195,419	139,531	190,038

NET ASSETS:
Beginning of period	15,942	11,433	1,168,851	973,432	664,650	474,612

End of period	$17,353	$15,942	$836,186	$1,168,851	$804,181	$664,650

CHANGES IN UNITS OUTSTANDING:
Units issued	-	-	4,554	2,056	4,532	6,504
Units redeemed	-	-	(29,081)	(1,269)	(2,712)	(1,174)

Net increase (decrease)	0	0	(24,527)	787	1,820	5,330

(1)	Fund name changed from American Century Income & Growth Fund to American Century Disciplined Core Value Fund.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND		AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND		AMERICAN CENTURY INVESTMENTS VP VALUE FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(247)	$162	$3,186	$3,495	$47,162	$31,866
Net realized gain (loss) on investments	3,795	11,960	(4,884)	30,187	68,906	250,499
Change in net unrealized appreciation (depreciation) on investments	61,811	40,866	(726)	37,072	(95,875)	297,962

Increase (decrease) in net assets resulting from operations	65,359	52,988	(2,424)	70,754	20,192	580,327

CONTRACT TRANSACTIONS:
Proceeds from units sold	13,643	5,399	20,599	-	60	60
Transfers for contract benefits and terminations	(377)	(1,506)	(27,951)	(18,576)	(61,883)	(187,863)
Net transfers	8,587	12,719	(8,339)	6,028	19,850	764,026
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	21,853	16,612	(15,692)	(12,548)	(41,972)	576,223

Total increase (decrease) in net assets	87,211	69,600	(18,115)	58,206	(21,780)	1,156,550

NET ASSETS:
Beginning of period	252,584	182,984	315,139	256,933	3,000,901	1,844,351

End of period	$339,795	$252,584	$297,024	$315,139	$2,979,121	$3,000,901

CHANGES IN UNITS OUTSTANDING:
Units issued	1,716	1,699	1,723	460	5,269	58,838
Units redeemed	(136)	(128)	(1,533)	(737)	(7,821)	(16,512)

Net increase (decrease)	1,579	1,571	190	(277)	(2,552)	42,326

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS BOND FUND	AMERICAN FUNDS IS GLOBAL GROWTH FUND		AMERICAN FUNDS IS GROWTH-INCOME FUND
	2020	2020	2019	2020	2019
	(1)				(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$676	$366	$1,171	$1,053	$587
Net realized gain (loss) on investments	(71)	9,366	8,186	2,872	545
Change in net unrealized appreciation (depreciation) on investments	233	30,693	30,180	11,096	3,789

Increase (decrease) in net assets resulting from operations	839	40,426	39,537	15,022	4,921

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	41,198	-	77,658	63,218
Transfers for contract benefits and terminations	-	(29,019)	(1,456)	(350)	(211)
Net transfers	44,603	(14,645)	(5,517)	(203)	-
Contract maintenance charges	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-	-		-
Other, net	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	44,603	(2,466)	(6,973)	77,104	63,007

Total increase (decrease) in net assets	45,441	37,960	32,564	92,126	67,928

NET ASSETS:
Beginning of period	-	147,932	115,368	67,928	-

End of period	$45,441	$185,892	$147,932	$160,054	$67,928

CHANGES IN UNITS OUTSTANDING:
Units issued	4,340	2,202	34	6,306	5,755
Units redeemed	-	(2,486)	(476)	(47)	(19)

Net increase (decrease)	4,340	(284)	(442)	6,259	5,736

	(1) For the period of July 16, 2020 to December 31, 2020.
	(2) For the period of March 25, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS INTERNATIONAL FUND		AMERICAN FUNDS IS NEW WORLD FUND		BLACKROCK GLOBAL ALLOCATION VI FUND
	2020	2019	2020	2019	2020	2019
		(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$15	$50	$(524)	$445	$1,264	$2,305
Net realized gain (loss) on investments	(6)	119	4,497	4,126	35,991	16,512
Change in net unrealized appreciation (depreciation) on investments	676	390	53,323	18,692	25,890	45,827

Increase (decrease) in net assets resulting from operations	685	559	57,296	23,263	63,144	64,644

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	85,048	-	-	-
Transfers for contract benefits and terminations	-	-	(26,138)	(1,394)	(40,415)	-
Net transfers	(1)	4,545	(9,429)	(3,259)	(144,495)	(102,321)
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(1)	4,545	49,481	(4,653)	(184,911)	(102,321)

Total increase (decrease) in net assets	685	5,104	106,777	18,610	(121,767)	(37,677)

NET ASSETS:
Beginning of period	5,104	-	101,823	83,213	398,571	436,248

End of period	$5,789	$5,104	$208,600	$101,823	$276,804	$398,571

CHANGES IN UNITS OUTSTANDING:
Units issued	-	416	7,370	58	556	-
Units redeemed	-	-	(2,750)	(407)	(14,164)	(9,035)

Net increase (decrease)	0	416	4,619	(349)	(13,608)	(9,035)

	(1) For the period February 20, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	BNY MELLON IP MIDCAP STOCK PORTFOLIO		BNY MELLON VIF APPRECIATION PORTFOLIO		BNY MELLON VIF GROWTH AND INCOME PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,763	$454	$1,481	$1,908	$367	$837
Net realized gain (loss) on investments	(3,698)	29,357	39,586	48,169	27,069	41,670
Change in net unrealized appreciation (depreciation) on investments	34,922	48,302	108,982	108,996	23,111	13,954

Increase (decrease) in net assets resulting from operations	32,987	78,113	150,049	159,073	50,547	56,461

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	-	-
Transfers for contract benefits and terminations	(14,385)	(16,030)	(7,673)	(7,946)	-	-
Net transfers	(1,806)	257	(159,396)	220,134	(87,440)	38,638
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(16,190)	(15,773)	(167,068)	212,188	(87,440)	38,638

Total increase (decrease) in net assets	16,796	62,340	(17,019)	371,261	(36,893)	95,099

NET ASSETS:
Beginning of period	466,617	404,277	767,207	395,946	279,158	184,059

End of period	$483,413	$466,617	$750,188	$767,207	$242,265	$279,158

CHANGES IN UNITS OUTSTANDING:
Units issued	198	60	54	9,600	0	6,878
Units redeemed	(1,418)	(1,262)	(5,504)	(419)	(4,838)	(3,475)

Net increase (decrease)	(1,219)	(1,202)	(5,450)	9,181	(4,838)	3,403

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO		CLEARBRIDGE VARIABLE MID CAP PORTFOLIO		CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
	2020	2019	2020	2019	2020	2019
		(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(325)	$39	$(16)	$(8)	$(314)	$(504)
Net realized gain (loss) on investments	6,930	1,664	767	354	6,179	20,915
Change in net unrealized appreciation (depreciation) on investments	22,317	488	6,528	8,757	21,627	2,323

Increase (decrease) in net assets resulting from operations	28,922	2,191	7,279	9,103	27,491	22,734

CONTRACT TRANSACTIONS:
Proceeds from units sold	83,821	-	22,836	-	7,538	-
Transfers for contract benefits and terminations	(25)	-	-	-	-	(86,464)
Net transfers	59,810	38,602	19	1,411	(3,047)	28,956
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	143,606	38,602	22,855	1,411	4,491	(57,508)

Total increase (decrease) in net assets	172,528	40,793	30,134	10,514	31,983	(34,774)

NET ASSETS:
Beginning of period	40,793	-	38,558	28,044	63,961	98,735

End of period	$213,321	$40,793	$68,692	$38,558	$95,944	$63,961

CHANGES IN UNITS OUTSTANDING:
Units issued	9,852	3,253	1,692	107	454	1,925
Units redeemed	(3)	-	(176)	-	(239)	(5,681)

Net increase (decrease)	9,849	3,253	1,516	107	215	(3,756)

	(1) For the period of October 30, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS FUND	COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
	2020	2020	2019	2020	2019
	(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$-	$(4,479)	$(5,105)	$(4,833)	$(6,907)
Net realized gain (loss) on investments	(9)	18,018	14,281	63,571	60,333
Change in net unrealized appreciation (depreciation) on investments	805	314,625	247,171	295,651	292,979

Increase (decrease) in net assets resulting from operations	796	328,164	256,347	354,389	346,405

CONTRACT TRANSACTIONS:
Proceeds from units sold	11,307	-	-	60,238	-
Transfers for contract benefits and terminations	-	(22,324)	(13,922)	(70,137)	(226,313)
Net transfers	-	(24,960)	24,380	155,532	(17,014)
Contract maintenance charges	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-	-		-
Other, net	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	11,307	(47,283)	10,458	145,633	(243,327)

Total increase (decrease) in net assets	12,103	280,880	266,805	500,022	103,078

NET ASSETS:
Beginning of period	-	999,012	732,207	831,852	728,774

End of period	$12,103	$1,279,892	$999,012	$1,331,874	$831,852

CHANGES IN UNITS OUTSTANDING:
Units issued	756		6,934	9,161	645
Units redeemed	-	(2,411)	(6,215)	(5,852)	(8,474)

Net increase (decrease)	756	(2,411)	719	3,309	(7,829)

	(1) For the period of November 20, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND		DELAWARE VIP EMERGING MARKETS SERIES		DELAWARE VIP INTERNATIONAL SERIES
	2020	2019	2020	2019	2020
					(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(200)	$(554)	$1,037	$267	$-
Net realized gain (loss) on investments	2,661	(7,463)	22,721	4,938	(25)
Change in net unrealized appreciation (depreciation) on investments	4,166	23,343	51,984	55,817	1,570

Increase (decrease) in net assets resulting from operations	6,626	15,326	75,742	61,022	1,545

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	71,926	19,238	3,308
Transfers for contract benefits and terminations	(92)	(36,666)	(4,108)	(8,791)	-
Net transfers	(4)	9,750	(127,766)	17,403	85,076
Contract maintenance charges	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(96)	(26,916)	(59,949)	27,850	88,384

Total increase (decrease) in net assets	6,530	(11,590)	15,793	88,872	89,929

NET ASSETS:
Beginning of period	86,531	98,121	356,970	268,098	-

End of period	$93,061	$86,531	$372,763	$356,970	$89,929

CHANGES IN UNITS OUTSTANDING:
Units issued	-	334	5,454	3,854	8,836
Units redeemed	(5)	(1,392)	(10,148)	(1,350)	-

Net increase (decrease)	(5)	(1,058)	(4,694)	2,504	8,836

	(1) For the period of December 11, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES		DELAWARE VIP SMALL CAP VALUE SERIES		DELAWARE VIP SMID CAP CORE SERIES
	2020	2019	2020	2019	2020	2019
	(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,707	$342	$3,063	$1,474	$6	$(526)
Net realized gain (loss) on investments	2,527	330	12,723	41,223	(22,779)	2,105
Change in net unrealized appreciation (depreciation) on investments	(752)	752	(39,017)	79,656	33,156	63,885

Increase (decrease) in net assets resulting from operations	3,483	1,424	(23,231)	122,353	10,383	65,464

CONTRACT TRANSACTIONS:
Proceeds from units sold	60,277	19,239	15,700	-	16,206	-
Transfers for contract benefits and terminations	(24)	-	(56,850)	(17,160)	(38,072)	(10,951)
Net transfers	(84,400)	-	(11,556)	(13,222)	(31,185)	(1,102)
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(24,147)	19,239	(52,706)	(30,382)	(53,052)	(12,053)

Total increase (decrease) in net assets	(20,665)	20,663	(75,938)	91,971	(42,669)	53,411

NET ASSETS:
Beginning of period	20,663	-	551,557	459,586	286,299	232,888

End of period	$(2)	$20,663	$475,619	$551,557	$243,630	$286,299

CHANGES IN UNITS OUTSTANDING:
Units issued	6,197	2,106	2,497	186	1,301	898
Units redeemed	(8,303)	-	(3,748)	(1,041)	(3,441)	(2,177)

Net increase (decrease)	(2,106)	2,106	(1,251)	(855)	(2,141)	(1,279)

	(1) For the period of January 1, 2020 to December 11, 2020. (2) For the period of February 26, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	DELAWARE VIP VALUE SERIES		DIMENSIONAL VA US TARGETED VALUE PORTFOLIO		DWS CAPITAL GROWTH VIP
	2020	2019	2020	2019	2020	2019
		(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,721	$(83)	$1,694	$1,117	$(1,334)	$(4,001)
Net realized gain (loss) on investments	6,897	943	(915)	5,631	134,963	144,050
Change in net unrealized appreciation (depreciation) on investments	(8,002)	9,841	5,809	12,791	368,687	197,536

Increase (decrease) in net assets resulting from operations	1,616	10,701	6,588	19,539	502,316	337,585

CONTRACT TRANSACTIONS:
Proceeds from units sold	100,188	-	7,538	61,563	6,000	60
Transfers for contract benefits and terminations	(2,682)	(699)	(2,476)	(46,224)	(27,536)	(24,488)
Net transfers	5,642	93,281	3,971	(700)	175,439	12,510
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		(723)
Other, net	-	-	-	-	-	(635)

Increase (decrease) in net assets resulting from contract transactions	103,149	92,582	9,033	14,639	153,180	(12,553)

Total increase (decrease) in net assets	104,765	103,283	15,622	34,178	655,497	325,032

NET ASSETS:
Beginning of period	103,283	-	124,438	90,260	1,258,273	933,241

End of period	$208,048	$103,283	$140,060	$124,438	$1,913,770	$1,258,273

CHANGES IN UNITS OUTSTANDING:
Units issued	9,425	8,859	1,372	4,779	9,642	3,969
Units redeemed	(1,189)	(750)	(557)	(3,717)	(3,950)	(3,944)

Net increase (decrease)	8,236	8,109	815	1,062	5,692	25

	(1) For the period February 15, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	DWS CORE EQUITY VIP		DWS CROCI® U.S. VIP		DWS GLOBAL SMALL CAP VIP
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,451	$1,218	$1,358	$1,983	$195	$(759)
Net realized gain (loss) on investments	7,059	25,262	1,333	18,144	(134)	(28,832)
Change in net unrealized appreciation (depreciation) on investments	30,339	40,099	(18,251)	36,102	10,567	41,667

Increase (decrease) in net assets resulting from operations	39,849	66,579	(15,560)	56,229	10,628	12,076

CONTRACT TRANSACTIONS:
Proceeds from units sold	92,034	-	-	-	-	-
Transfers for contract benefits and terminations	(64,235)	(2,753)	3,650	(79,193)	-	(676)
Net transfers	4,087	(1,991)	(64,356)	(40,259)	(2)	(54,592)
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	31,886	(4,744)	(60,706)	(119,452)	(2)	(55,268)

Total increase (decrease) in net assets	71,735	61,835	(76,266)	(63,223)	10,626	(43,192)

NET ASSETS:
Beginning of period	284,880	223,045	161,108	224,331	64,020	107,212

End of period	$356,615	$284,880	$84,842	$161,108	$74,646	$64,020

CHANGES IN UNITS OUTSTANDING:
Units issued	5,083	1,459	512	554	-	5,823
Units redeemed	(3,757)	(1,224)	(3,323)	(6,647)	-	(11,738)

Net increase (decrease)	1,326	235	(2,811)	(6,093)	0	(5,915)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	DWS SMALL CAP INDEX VIP		DWS SMALL MID CAP GROWTH VIP		DWS SMALL MID CAP VALUE VIP
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$7,065	$5,730	$(61)	$(88)	$970	$(102)
Net realized gain (loss) on investments	94,857	63,634	154	1,616	7,981	10,143
Change in net unrealized appreciation (depreciation) on investments	160,371	156,588	4,188	1,066	(12,415)	15,746

Increase (decrease) in net assets resulting from operations	262,293	225,952	4,281	2,594	(3,463)	25,787

CONTRACT TRANSACTIONS:
Proceeds from units sold	47,418	126,782	-	-	-	-
Transfers for contract benefits and terminations	(338,401)	(297,098)	-	-	(2,714)	(3,011)
Net transfers	7,330	75,935	1,019	-	(2,708)	231
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(283,652)	(94,381)	1,019	-	(5,422)	(2,780)

Total increase (decrease) in net assets	(21,359)	131,571	5,301	2,594	(8,885)	23,007

NET ASSETS:
Beginning of period	1,242,901	1,111,330	14,589	11,995	148,945	125,938

End of period	$1,221,542	$1,242,901	$19,890	$14,589	$140,060	$148,945

CHANGES IN UNITS OUTSTANDING:
Units issued	34,610	36,658	54	-	47	12
Units redeemed	(46,483)	(31,300)	-	-	(370)	(153)

Net increase (decrease)	(11,873)	5,358	54	0	(323)	(141)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II		FEDERATED HERMES MANAGED VOLATILITY FUND II		FRANKLIN SMALL CAP VALUE VIP FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$47,597	$18,118	$1,650	$1,222	$4,825	$1,973
Net realized gain (loss) on investments	33,530	(4,839)	3,064	1,514	2,377	53,500
Change in net unrealized appreciation (depreciation) on investments	27,279	75,457	(4,586)	14,683	29,826	71,681

Increase (decrease) in net assets resulting from operations	108,406	88,736	128	17,419	37,027	127,154

CONTRACT TRANSACTIONS:
Proceeds from units sold	267,649	598,330	-	-	19,937	-
Transfers for contract benefits and terminations	(134,274)	(110,498)	(13,271)	-	(47,598)	(23,249)
Net transfers	153,793	139,258	(5)	(3,403)	10,481	(66,283)
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	636		-		-
Other, net	-	(246)	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	287,804	626,844	(13,276)	(3,403)	(17,180)	(89,532)

Total increase (decrease) in net assets	396,210	715,580	(13,148)	14,016	19,847	37,622

NET ASSETS:
Beginning of period	2,197,538	1,481,958	106,005	91,989	577,973	540,351

End of period	$2,593,748	$2,197,538	$92,857	$106,005	$597,820	$577,973

CHANGES IN UNITS OUTSTANDING:
Units issued	335,775	73,029	-	-	4,120	700
Units redeemed	(303,131)	(11,243)	(505)	(140)	(4,421)	(5,243)

Net increase (decrease)	32,644	61,786	(505)	(140)	(301)	(4,543)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST AGGRESSIVE PROFILE FUND		GREAT-WEST BOND INDEX FUND		GREAT-WEST CONSERVATIVE PROFILE FUND
	2020	2019	2020	2019	2020	2019
	(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$55	$1,932	$10,893	$3,572	$15,903	$11,526
Net realized gain (loss) on investments	20,201	(15,664)	81,120	161	(692)	26,572
Change in net unrealized appreciation (depreciation) on investments	(4,168)	40,546	(33,869)	30,401	71,903	36,777

Increase (decrease) in net assets resulting from operations	16,089	26,814	58,144	34,134	87,114	74,875

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	4,557	227,109	30,626	-	50,000
Transfers for contract benefits and terminations	-	-	(339,244)	(422)	(45,308)	(38,374)
Net transfers	(152,089)	(17,327)	517,699	553,119	749,984	-
Contract maintenance charges	-	-	-	-	-	(6,904)
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(152,089)	(12,770)	405,563	583,323	704,676	4,722

Total increase (decrease) in net assets	(136,000)	14,044	463,707	617,457	791,790	79,597

NET ASSETS:
Beginning of period	136,000	121,956	653,364	35,907	775,852	696,255

End of period	$0	$136,000	$1,117,071	$653,364	$1,567,642	$775,852

CHANGES IN UNITS OUTSTANDING:
Units issued	99,039	16,228	121,057	56,236	67,874	4,778
Units redeemed	(111,124)	(17,720)	(84,956)	(39)	(4,410)	(4,377)

Net increase (decrease)	(12,085)	(1,492)	36,101	56,197	63,464	401

	(1) For the period of January 1, 2020 to December 21, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST INTERNATIONAL INDEX FUND		GREAT-WEST LIFETIME 2015 FUND	GREAT-WEST LIFETIME 2020 FUND
	2020	2019	2020	2020
		(1)	(2)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,162	$313	$699	$1,030
Net realized gain (loss) on investments	621	46	728	1,724
Change in net unrealized appreciation (depreciation) on investments	232	553	6,181	7,957

Increase (decrease) in net assets resulting from operations	3,015	912	7,608	10,711

CONTRACT TRANSACTIONS:
Proceeds from units sold	133,374	14,869	42,743	54,953
Transfers for contract benefits and terminations	-	-	-	-
Net transfers	-	-	(2)	-
Contract maintenance charges	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-	-
Other, net	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	133,374	14,869	42,741	54,953

Total increase (decrease) in net assets	136,389	15,781	50,349	65,664

NET ASSETS:

Beginning of period	15,781	-	-	-

End of period	$152,170	$15,781	$50,349	$65,664

CHANGES IN UNITS OUTSTANDING:

Units issued	11,877	1,480	4,166	5,394

Units redeemed	-	-	-	-

Net increase (decrease)	11,877	1,480	4,166	5,394

	(1) For the period July 9, 2019 to December 31, 2019
	(2) For the period May 06, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2025 FUND	GREAT-WEST LIFETIME 2030 FUND	GREAT-WEST LIFETIME 2035 FUND	GREAT-WEST MID CAP VALUE FUND
	2020	2020	2019	2020	2019
	(1)	(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	705	$362	$(21)	$116	$(138)
Net realized gain (loss) on investments	1,188	797	2,725	(669)	(144)
Change in net unrealized appreciation (depreciation) on investments	6,862	3,451	-	918	6,667

Increase (decrease) in net assets resulting from operations	8,754	4,610	2,704	365	6,385

CONTRACT TRANSACTIONS:
Proceeds from units sold	39,690	18,318	73,042	-	-
Transfers for contract benefits and terminations	-	-	-	(722)	(749)
Net transfers	(2)	-	(75,746)	(152)	450
Contract maintenance charges	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-	-		-
Other, net	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	39,688	18,318	(2,704)	(874)	(299)

Total increase (decrease) in net assets	48,442	22,927	-	(510)	6,086

NET ASSETS:
Beginning of period	-	-	-	38,325	32,239

End of period	48,442	$22,927	$-	$37,815	$38,325

CHANGES IN UNITS OUTSTANDING:
Units issued	3,924	1,841	7,518	321	80
Units redeemed	-	-	(7,518)	(333)	(101)

Net increase (decrease)	3,924	1,841	0	(12)	(21)

	(1) For the period May 06, 2020 to December 31, 2020.
	(2) For the period January 30, 2019 to February 20, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATE PROFILE FUND		GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND		GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
	2020	2019	2020	2019	2020	2019
				(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$33,737	$18,222	$1,428	$668	$12,061	$7,451
Net realized gain (loss) on investments	39,602	101,669	6,355	1,249	19,218	27,012
Change in net unrealized appreciation (depreciation) on investments	257,754	16,931	2,602	1,189	188,905	22,714

Increase (decrease) in net assets resulting from operations	331,093	136,822	10,385	3,106	220,184	57,177

CONTRACT TRANSACTIONS:
Proceeds from units sold	501,037	1,199,117	-	93,559	703,235	132,279
Transfers for contract benefits and terminations	(331,027)	(28,896)	(2,657)	-	(28,258)	-
Net transfers	(109,074)	1,321,304	(3)	-	(4,420)	262,672
Contract maintenance charges	-	(5,563)	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	60,936	2,485,962	(2,660)	93,559	670,557	394,951

Total increase (decrease) in net assets	392,029	2,622,784	7,725	96,665	890,741	452,128

NET ASSETS:
Beginning of period	2,707,433	84,649	96,665	-	643,288	191,160

End of period	$3,099,462	$2,707,433	$104,390	$96,665	$1,534,029	$643,288

CHANGES IN UNITS OUTSTANDING:
Units issued	47,582	240,575	-	8,738	73,451	39,264
Units redeemed	(38,978)	(3,202)	(239)	-	(2,838)	-

Net increase (decrease)	8,604	237,373	(239)	8,738	70,613	39,264

	(1) For the period October 22, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST MULTI- SECTOR BOND FUND		GREAT-WEST REAL ESTATE INDEX FUND		GREAT-WEST SECUREFOUNDATION® BALANCED FUND
	2020	2019	2020	2019	2020	2019
				(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$31,491	$10,847	$862	$(125)	$278,531	$212,831
Net realized gain (loss) on investments	8,269	1,733	(247)	3,078	669,104	861,969
Change in net unrealized appreciation (depreciation) on investments	61,459	84,490	(11,425)	(4,185)	1,263,556	1,395,362

Increase (decrease) in net assets resulting from operations	101,220	97,070	(10,810)	(1,232)	2,211,190	2,470,162

CONTRACT TRANSACTIONS:
Proceeds from units sold	197,758	10,799	-	9,112	1,128,271	885,536
Transfers for contract benefits and terminations	(64,225)	(28,841)	-	-	(1,254,722)	(1,246,174)
Net transfers	3,465	4,064	(2)	80,960	(45,448)	404,961
Contract maintenance charges	-	-	-	-	-	(159,013)
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	136,997	(13,978)	(2)	90,072	(171,899)	(114,690)

Total increase (decrease) in net assets	238,217	83,092	(10,813)	88,840	2,039,291	2,355,472

NET ASSETS:
Beginning of period	954,577	871,485	88,840	-	16,851,693	14,496,221

End of period	$1,192,794	$954,577	$78,027	$88,840	$18,890,984	$16,851,693

CHANGES IN UNITS OUTSTANDING:
Units issued	18,797	1,610	-	8,403	85,087	104,899
Units redeemed	(6,312)	(2,834)	-	-	(96,370)	(113,471)

Net increase (decrease)	12,486	(1,224)	0	8,403	(11,283)	(8,572)

	(1) For the period of October 14, 2019- December 31, 2019

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND		INVESCO OPPENHEIMER V.I. GLOBAL FUND		INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(932)	$(1,223)	$1,009	$916	$1,366	$1,378
Net realized gain (loss) on investments	35,759	1,566	37,649	237,459	7,155	(10,478)
Change in net unrealized appreciation (depreciation) on investments	(6,405)	49,739	237,243	23,223	44,826	72,619

Increase (decrease) in net assets resulting from operations	28,422	50,082	275,901	261,598	53,347	63,519

CONTRACT TRANSACTIONS:
Proceeds from units sold	31,906	-	1,500	58,753	-	86,797
Transfers for contract benefits and terminations	(13,825)	-	(24,694)	(172,182)	(44,527)	(128,280)
Net transfers	(173,411)	(35,165)	(21,857)	(152,845)	(5,233)	(7,296)
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		6,999		-
Other, net	-	-	-	41	-	-

Increase (decrease) in net assets resulting from contract transactions	(155,330)	(35,165)	(38,053)	(266,233)	(49,759)	(48,779)

Total increase (decrease) in net assets	(126,908)	14,917	237,848	(4,635)	3,587	14,740

NET ASSETS:
Beginning of period	201,116	186,199	957,625	962,260	317,100	302,360

End of period	$74,208	$201,116	$1,195,473	$957,625	$320,687	$317,100

CHANGES IN UNITS OUTSTANDING:
Units issued	2,134	2,150	2,914	8,068	303	9,895
Units redeemed	(12,025)	(5,082)	(3,472)	(13,272)	(4,205)	(12,453)

Net increase (decrease)	(9,891)	(2,932)	(558)	(5,204)	(3,902)	(2,558)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND		INVESCO V.I. COMSTOCK FUND		INVESCO V.I. CORE EQUITY FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$132	$(444)	$3,125	$4,963	$849	$101
Net realized gain (loss) on investments	750	6,181	(42,542)	57,686	26,625	13,556
Change in net unrealized appreciation (depreciation) on investments	21,332	14,326	12,649	25,539	(12,747)	11,785

Increase (decrease) in net assets resulting from operations	22,214	20,063	(26,768)	88,188	14,727	25,442

CONTRACT TRANSACTIONS:
Proceeds from units sold	74,825	-	-	-	-	-
Transfers for contract benefits and terminations	-	(4,590)	(98,246)	(29,799)	-	-
Net transfers	480	(14,750)	(116,274)	31,535	(6)	(3,597)
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	75,304	(19,340)	(214,520)	1,736	(6)	(3,597)

Total increase (decrease) in net assets	97,518	723	(241,288)	89,924	14,721	21,845

NET ASSETS:
Beginning of period	84,008	83,285	451,357	361,433	114,278	92,433

End of period	$181,526	$84,008	$210,069	$451,357	$128,999	$114,278

CHANGES IN UNITS OUTSTANDING:
Units issued	4,634	554	55	2,206	-	-
Units redeemed	(157)	(1,909)	(13,226)	(1,970)	-	(111)

Net increase (decrease)	4,477	(1,355)	(13,171)	236	0	(111)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	INVESCO V.I. GROWTH & INCOME FUND		INVESCO V.I. HIGH YIELD FUND		INVESCO V.I. INTERNATIONAL GROWTH FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$8,209	$4,184	$6,937	$6,415	$8,142	$3,607
Net realized gain (loss) on investments	(45,698)	451	(323)	5,795	4,717	33,283
Change in net unrealized appreciation (depreciation) on investments	10,513	228,931	(3,118)	7,584	40,303	74,564

Increase (decrease) in net assets resulting from operations	(26,976)	233,566	3,496	19,794	53,161	111,454

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	5,399	-	-
Transfers for contract benefits and terminations	(136,410)	(37,484)	(340)	(22,256)	(2,800)	(12,923)
Net transfers	(23)	(818,515)	423	(41,088)	(28,912)	3,309
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(136,433)	(855,999)	83	(57,945)	(31,712)	(9,614)

Total increase (decrease) in net assets	(163,409)	(622,433)	3,579	(38,151)	21,449	101,840

NET ASSETS:
Beginning of period	702,703	1,325,136	130,666	168,817	507,189	405,349

End of period	$539,294	$702,703	$134,245	$130,666	$528,638	$507,189

CHANGES IN UNITS OUTSTANDING:
Units issued	-	271	64	483	1,343	1,578
Units redeemed	(7,230)	(50,599)	(56)	(3,444)	(3,762)	(2,170)

Net increase (decrease)	(7,230)	(50,328)	8	(2,961)	(2,419)	(592)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	INVESCO V.I. MID CAP CORE EQUITY FUND		INVESCO V.I. SMALL CAP EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$188	$(190)	$(142)	$(666)	$(1,750)	$(2,046)
Net realized gain (loss) on investments	16,410	7,733	7,828	4,663	39,700	63,835
Change in net unrealized appreciation (depreciation) on investments	(8,794)	9,901	16,469	18,065	76,506	13,418

Increase (decrease) in net assets resulting from operations	7,804	17,444	24,154	22,062	114,456	75,207

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	-	-	-	(20,000)	(31,998)
Net transfers	21,838	(7,178)	97	(36,822)	22,134	(81,886)
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	21,838	(7,178)	97	(36,822)	2,134	(113,884)

Total increase (decrease) in net assets	29,642	10,266	24,252	(14,760)	116,590	(38,677)

NET ASSETS:
Beginning of period	85,052	74,786	91,699	106,459	235,463	274,140

End of period	$114,694	$85,052	$115,951	$91,699	$352,053	$235,463

CHANGES IN UNITS OUTSTANDING:
Units issued	815	-	4	37	1,301	-
Units redeemed	-	(314)	-	(3,104)	(2,166)	(14,849)

Net increase (decrease)	815	(314)	4	(3,067)	(865)	(14,849)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	IVY VIP INTERNATIONAL CORE EQUITY		JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUTIONAL SHARES		JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$11,687	$5,389	$4,647	$3,185	$69,040	$28,801
Net realized gain (loss) on investments	(42,974)	40,487	2,242	144,836	490,370	97,313
Change in net unrealized appreciation (depreciation) on investments	20,143	4,353	26,839	(50,440)	(5,737)	399,714

Increase (decrease) in net assets resulting from operations	(11,144)	50,229	33,727	97,581	553,674	525,828

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	38,477	-	-	708,569	524,870
Transfers for contract benefits and terminations	(47)	-	-	(289,080)	(62,082)	(43,217)
Net transfers	(474,980)	466,312	51,330	(88,163)	(420,826)	20,910
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(475,027)	504,789	51,330	(377,243)	225,661	502,563

Total increase (decrease) in net assets	(486,171)	555,018	85,057	(279,662)	779,335	1,028,391

NET ASSETS:
Beginning of period	645,933	90,915	226,294	505,956	3,344,237	2,315,846

End of period	$159,762	$645,933	$311,351	$226,294	$4,123,572	$3,344,237

CHANGES IN UNITS OUTSTANDING:
Units issued	159	50,237	3,097	807	432,631	41,744
Units redeemed	(46,422)	-	-	(11,568)	(409,789)	(5,898)

Net increase (decrease)	(46,263)	50,237	3,097	(10,761)	22,841	35,846

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES		JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$55,558	$56,801	$27,094	$36,389	$1,534	$1,168
Net realized gain (loss) on investments	4,650	207	1,394	(6,354)	50,368	43,045
Change in net unrealized appreciation (depreciation) on investments	148,508	106,212	106,452	131,073	64,709	95,017

Increase (decrease) in net assets resulting from operations	208,716	163,220	134,940	161,108	116,611	139,230

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	1,560	5,910	-	13,500
Transfers for contract benefits and terminations	(169,893)	(75,373)	(150,798)	(297,892)	(68,319)	(17,078)
Net transfers	(17,777)	351,827	(167,229)	(148,065)	65,602	(12,446)
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		503
Other, net	-	-	-	-	-	(1,282)

Increase (decrease) in net assets resulting from contract transactions	(187,670)	276,454	(316,467)	(440,047)	(2,214)	(17,306)

Total increase (decrease) in net assets	21,046	439,674	(181,527)	(278,939)	114,397	121,924

NET ASSETS:
Beginning of period	2,262,209	1,822,535	1,699,641	1,978,580	623,185	501,261

End of period	$2,283,255	$2,262,209	$1,518,114	$1,699,641	$737,582	$623,185

CHANGES IN UNITS OUTSTANDING:
Units issued	1,702	31,628	10,708	24,750	4,365	1,877
Units redeemed	(13,399)	(5,549)	(29,672)	(52,352)	(3,452)	(2,810)

Net increase (decrease)	(11,697)	26,079	(18,965)	(27,602)	914	(933)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO INSTITUTIONAL SHARES		JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES		JANUS HENDERSON OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(747)	$20	$(1,435)	$(358)	$340	$435
Net realized gain (loss) on investments	12,433	27,102	28,663	66,762	(242)	(2,164)
Change in net unrealized appreciation (depreciation) on investments	56,425	25,893	110,324	32,709	7,138	13,393

Increase (decrease) in net assets resulting from operations	68,111	53,015	137,552	99,113	7,236	11,664

CONTRACT TRANSACTIONS:
Proceeds from units sold	18,845	4,204	1,500	58,753	-	-
Transfers for contract benefits and terminations	(296)	(1,010)	-	(1,186)	(708)	(13,316)
Net transfers	85,654	(108,333)	102,937	(162,657)	(2)	(6,672)
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	104,203	(105,139)	104,437	(105,090)	(710)	(19,988)

Total increase (decrease) in net assets	172,314	(52,124)	241,989	(5,977)	6,526	(8,324)

NET ASSETS:
Beginning of period	107,484	159,608	247,659	253,636	48,377	56,701

End of period	$279,798	$107,484	$489,648	$247,659	$54,903	$48,377

CHANGES IN UNITS OUTSTANDING:
Units issued	3,061	177	4,194	7,067	-	-
Units redeemed	(129)	(4,777)	(1,175)	(11,167)	(27)	(822)

Net increase (decrease)	2,931	(4,600)	3,019	(4,100)	(27)	(822)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT RESEARCH PORTFOLIO		JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,071	$2,451	$(259)	$(1,213)	$108	$(124)
Net realized gain (loss) on investments	2,796	5,173	33,071	36,560	1,660	3,563
Change in net unrealized appreciation (depreciation) on investments	25,130	46,145	74,477	53,591	2,350	2,904

Increase (decrease) in net assets resulting from operations	28,997	53,769	107,289	88,938	4,118	6,343

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	-	-
Transfers for contract benefits and terminations	(6,278)	(76,856)	(5,712)	(5,600)	(314)	(293)
Net transfers	15,023	(21,011)	(15)	-	(1)	-
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	8,745	(97,867)	(5,728)	(5,600)	(316)	(293)

Total increase (decrease) in net assets	37,742	(44,098)	101,561	83,338	3,802	6,050

NET ASSETS:
Beginning of period	168,142	212,240	342,579	259,241	33,104	27,054

End of period	$205,884	$168,142	$444,140	$342,579	$36,906	$33,104

CHANGES IN UNITS OUTSTANDING:
Units issued	2,417	1,674	-	-	-	-
Units redeemed	(1,393)	(10,985)	(129)	(131)	(25)	(22)

Net increase (decrease)	1,024	(9,311)	(129)	(131)	(25)	(22)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO		LORD ABBETT SHORT DURATION INCOME PORTFOLIO		LVIP BARON GROWTH OPPORTUNITIES FUND
	2020	2019	2020	2019	2020	2019
			(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$16,313	$722	$344	$-	$(7,957)	$(11,413)
Net realized gain (loss) on investments	5,571	(8,477)	(23)	-	153,979	87,973
Change in net unrealized appreciation (depreciation) on investments	(27,418)	152,913	(65)	-	274,296	315,336

Increase (decrease) in net assets resulting from operations	(5,534)	145,158	255	-	420,318	391,896

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	13,643	-	109,180	-
Transfers for contract benefits and terminations	(39,593)	(193,363)	(11)	-	(170,347)	(99,319)
Net transfers	40,851	(76,161)	(1)	-	(114,470)	40,531
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		3,328
Other, net	-	-	-	-	-	239

Increase (decrease) in net assets resulting from contract transactions	1,258	(269,524)	13,631	-	(172,310)	(58,549)

Total increase (decrease) in net assets	(4,276)	(124,366)	13,887	-	248,008	333,347

NET ASSETS:
Beginning of period	917,118	1,041,484	-	-	1,496,812	1,163,465

End of period	$912,842	$917,118	$13,887	$-	$1,744,820	$1,496,812

CHANGES IN UNITS OUTSTANDING:
Units issued	5,163	4,398	1,319	-	7,790	3,336
Units redeemed	(4,491)	(23,809)	(2)	-	(6,580)	(3,657)

Net increase (decrease)	673	(19,411)	1,317	0	1,209	(321)

	(1) For the period of July 22, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	MFS VIT UTILITIES SERIES		MFS VIT II INTERNATIONAL INTRINSIC VALUE PORTFOLIO		MFS VIT III MID CAP VALUE PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$7,292	$15,211	$3,154	$8,989	$1,786	$1,759
Net realized gain (loss) on investments	13,036	21,571	89,668	125,607	6,526	18,167
Change in net unrealized appreciation (depreciation) on investments	327	58,715	119,257	211,067	(1,589)	37,343

Increase (decrease) in net assets resulting from operations	20,655	95,497	212,079	345,663	6,723	57,269

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	4,204	65,874	5,399	-	-
Transfers for contract benefits and terminations	(600)	(97,632)	(234,247)	(55,668)	(7,482)	(8,124)
Net transfers	(26,110)	82,494	(81,246)	(415,010)	(3,059)	-
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(26,710)	(10,934)	(249,619)	(465,279)	(10,541)	(8,124)

Total increase (decrease) in net assets	(6,054)	84,563	(37,540)	(119,616)	(3,818)	49,145

NET ASSETS:
Beginning of period	451,790	367,227	1,469,971	1,589,587	240,548	191,403

End of period	$445,736	$451,790	$1,432,431	$1,469,971	$236,730	$240,548

CHANGES IN UNITS OUTSTANDING:
Units issued	-	10,178	6,883	3,622	-	-
Units redeemed	(1,382)	(7,922)	(14,087)	(26,665)	(908)	(728)

Net increase (decrease)	(1,382)	2,256	(7,205)	(23,043)	(908)	(728)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO		NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO		NVIT MID CAP INDEX FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$9,737	$8,664	$(11)	$(98)	$3,797	$4,204
Net realized gain (loss) on investments	40,921	135,702	2,089	1,628	(27,079)	106,823
Change in net unrealized appreciation (depreciation) on investments	(156,233)	(10,293)	(2,773)	645	108,089	85,623

Increase (decrease) in net assets resulting from operations	(105,576)	134,073	(695)	2,175	84,808	196,650

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	115,712	7,134
Transfers for contract benefits and terminations	(59,521)	(88,569)	-	-	(5,178)	(301,791)
Net transfers	(28,087)	(144,446)	(14,823)	-	(114,610)	188,919
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		(407)
Other, net	-	-	-	-	-	(554)

Increase (decrease) in net assets resulting from contract transactions	(87,608)	(233,015)	(14,823)	-	(4,483)	(106,292)

Total increase (decrease) in net assets	(193,183)	(98,942)	(15,518)	2,175	80,324	90,358

NET ASSETS:
Beginning of period	681,027	779,969	16,254	14,079	1,060,384	970,026

End of period	$487,844	$681,027	$736	$16,254	$1,140,708	$1,060,384

CHANGES IN UNITS OUTSTANDING:
Units issued	546	285	-	-	10,104	18,167
Units redeemed	(2,170)	(4,630)	(813)	-	(13,067)	(19,968)

Net increase (decrease)	(1,624)	(4,345)	(813)	0	(2,962)	(1,801)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	PIMCO VIT COMMODITY REAL RETURN STRATEGY PORTFOLIO		PIMCO VIT EMERGING MARKETS BOND PORTFOLIO		PIMCO VIT HIGH YIELD PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,679	$4,624	$3,949	$795	$77,191	$58,193
Net realized gain (loss) on investments	(2,983)	(522)	(125)	(3)	(6,221)	936
Change in net unrealized appreciation (depreciation) on investments	(1,577)	7,855	1,670	1,860	17,602	96,088

Increase (decrease) in net assets resulting from operations	2,120	11,957	5,494	2,652	88,571	155,217

CONTRACT TRANSACTIONS:
Proceeds from units sold	2,508	-	-	-	11,427	847,157
Transfers for contract benefits and terminations	(1,572)	(7,119)	-	-	(2,626)	(227,363)
Net transfers	1,212	8,010	75,030	(393)	14,916	76,102
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	2,515

Increase (decrease) in net assets resulting from contract transactions	2,148	891	75,030	(393)	23,717	698,411

Total increase (decrease) in net assets	4,268	12,848	80,524	2,259	112,288	853,628

NET ASSETS:
Beginning of period	123,338	110,490	21,111	18,852	1,773,163	919,535

End of period	$127,606	$123,338	$101,635	$21,111	$1,885,451	$1,773,163

CHANGES IN UNITS OUTSTANDING:
Units issued	2,048	1,371	6,661	-	3,053	75,998
Units redeemed	(1,496)	(1,229)	(1)	(37)	(2,011)	(12,360)

Net increase (decrease)	553	142	6,660	(37)	1,042	63,638

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	PIMCO VIT LOW DURATION PORTFOLIO		PIMCO VIT REAL RETURN PORTFOLIO		PIMCO VIT TOTAL RETURN PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$20,778	$62,164	$2,016	$1,340	$76,487	$98,774
Net realized gain (loss) on investments	(24,069)	(17,340)	(197)	31	88,798	(29,405)
Change in net unrealized appreciation (depreciation) on investments	73,812	52,568	18,800	8,505	212,076	231,566

Increase (decrease) in net assets resulting from operations	70,521	97,392	20,619	9,876	377,361	300,935

CONTRACT TRANSACTIONS:
Proceeds from units sold	114,533	-	73,420	-	172,012	132,251
Transfers for contract benefits and terminations	(447,820)	(317,357)	(201)	(2,058)	(411,591)	(597,075)
Net transfers	247,255	502,947	851	(419)	(147,836)	868,547
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		2,093
Other, net	-	-	-	-	-	(1,051)

Increase (decrease) in net assets resulting from contract transactions	(86,032)	185,590	74,070	(2,477)	(385,322)	402,672

Total increase (decrease) in net assets	(15,511)	282,982	94,690	7,399	(7,961)	703,607

NET ASSETS:
Beginning of period	3,316,436	3,033,454	136,432	129,033	4,829,817	4,126,210

End of period	$3,300,925	$3,316,436	$231,122	$136,432	$4,821,856	$4,829,817

CHANGES IN UNITS OUTSTANDING:
Units issued	40,700	45,829	6,788	-	39,687	83,060
Units redeemed	(44,834)	(27,579)	(18)	(239)	(66,483)	(45,729)

Net increase (decrease)	(4,133)	18,250	6,770	(239)	(26,796)	37,331

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	PIONEER FUND VCT PORTFOLIO		PIONEER MID CAP VALUE VCT PORTFOLIO		PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,553	$1,353	$212	$303	$(1,109)	$(1,700)
Net realized gain (loss) on investments	41,320	(6,837)	(8,522)	12,370	17,023	40,496
Change in net unrealized appreciation (depreciation) on investments	91,884	78,643	(1,591)	23,847	54,850	24,376

Increase (decrease) in net assets resulting from operations	134,757	73,159	(9,900)	36,520	70,764	63,172

CONTRACT TRANSACTIONS:
Proceeds from units sold	60	60	-	-	-	-
Transfers for contract benefits and terminations	(8,221)	(2,934)	-	-	1,497	(114,197)
Net transfers	49,249	319,441	(29,046)	(7,854)	13,340	24,396
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		(679)
Other, net	-	-	-	-	-	(596)

Increase (decrease) in net assets resulting from contract transactions	41,088	316,567	(29,046)	(7,854)	14,158	(90,397)

Total increase (decrease) in net assets	175,845	389,726	(38,947)	28,666	84,922	(27,225)

NET ASSETS:
Beginning of period	535,400	145,674	167,149	138,483	188,497	215,722

End of period	$711,245	$535,400	$128,202	$167,149	$273,419	$188,497

CHANGES IN UNITS OUTSTANDING:
Units issued	2,955	18,939	1,228	355	616	1,276
Units redeemed	(830)	(2,310)	(3,273)	(801)	(622)	(6,774)

Net increase (decrease)	2,125	16,629	(2,045)	(446)	(6)	(5,498)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO		PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO		PUTNAM VT EQUITY INCOME FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(903)	$(1,538)	$(90)	$(140)	$9,005	$9,578
Net realized gain (loss) on investments	19,424	5,426	(108)	(58)	71,770	68,129
Change in net unrealized appreciation (depreciation) on investments	20,159	39,110	2,015	1,622	(57,656)	116,967

Increase (decrease) in net assets resulting from operations	38,680	42,998	1,817	1,424	23,119	194,674

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	70,649	8,408
Transfers for contract benefits and terminations	(53,524)	(4,454)	-	-	(105,575)	(18,288)
Net transfers	1,658	(10,453)	(0)	-	(234,761)	193,684
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(51,866)	(14,907)	(0)	-	(269,687)	183,804

Total increase (decrease) in net assets	(13,187)	28,091	1,816	1,424	(246,567)	378,478

NET ASSETS:
Beginning of period	191,560	163,469	16,710	15,286	1,003,200	624,722

End of period	$178,373	$191,560	$18,526	$16,710	$756,633	$1,003,200

CHANGES IN UNITS OUTSTANDING:
Units issued	50	-	-	-	7,305	13,756
Units redeemed	(1,974)	(616)	-	-	(20,794)	(1,892)

Net increase (decrease)	(1,924)	(616)	0	0	(13,489)	11,864

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	PUTNAM VT GLOBAL ASSET ALLOCATION FUND		PUTNAM VT GLOBAL HEALTH CARE FUND		PUTNAM VT INCOME FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,392	$604	$(473)	$(4,075)	$18,205	$5,804
Net realized gain (loss) on investments	2,574	2,556	5,097	(24,731)	3,646	1,569
Change in net unrealized appreciation (depreciation) on investments	13,162	13,317	55,500	152,984	(1,132)	13,032

Increase (decrease) in net assets resulting from operations	18,128	16,477	60,124	124,178	20,719	20,405

CONTRACT TRANSACTIONS:
Proceeds from units sold	1,493	58,754	51,988	-	31,560	-
Transfers for contract benefits and terminations	-	-	(72,137)	(111,908)	(2,300)	(20,171)
Net transfers	-	-	(19,316)	6,150	191,507	14,701
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	1,493	58,754	(39,465)	(105,758)	220,767	(5,470)

Total increase (decrease) in net assets	19,621	75,231	20,659	18,420	241,485	14,935

NET ASSETS:
Beginning of period	152,573	77,342	509,383	490,963	200,820	185,885

End of period	$172,194	$152,573	$530,042	$509,383	$442,305	$200,820

CHANGES IN UNITS OUTSTANDING:
Units issued	116	4,780	16,430	812	20,377	1,732
Units redeemed	-	-	(17,937)	(5,771)	(1,281)	(2,314)

Net increase (decrease)	116	4,780	(1,507)	(4,959)	19,096	(582)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	PUTNAM VT INTERNATIONAL VALUE FUND		PUTNAM VT MORTGAGE SECURITIES FUND		PUTNAM VT MULTI-CAP CORE FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,616	$1,891	$58,397	$7,276	$263	$631
Net realized gain (loss) on investments	158	4,907	(10,184)	(558)	5,031	8,538
Change in net unrealized appreciation (depreciation) on investments	2,705	5,984	(64,779)	58,677	22,438	13,489

Increase (decrease) in net assets resulting from operations	4,479	12,782	(16,567)	65,395	27,732	22,658

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	60,529	-
Transfers for contract benefits and terminations	-	(15,711)	(95,281)	(7,030)	(33,762)	-
Net transfers	(6,786)	(61)	10,287	164,827	17,306	-
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(6,786)	(15,772)	(84,994)	157,797	44,074	-

Total increase (decrease) in net assets	(2,307)	(2,990)	(101,561)	223,192	71,806	22,658

NET ASSETS:
Beginning of period	67,649	70,639	707,872	484,680	95,209	72,551

End of period	$65,342	$67,649	$606,311	$707,872	$167,015	$95,209

CHANGES IN UNITS OUTSTANDING:
Units issued	923	176	1,818	23,618	6,266	-
Units redeemed	(1,344)	(1,719)	(9,011)	(9,888)	(3,496)	-

Net increase (decrease)	(421)	(1,543)	(7,193)	13,730	2,770	0

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO		SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO		SCHWAB S&P 500 INDEX PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$292	$(296)	$(26,857)	$91,883	$117,139	$207,799
Net realized gain (loss) on investments	(4,966)	11,722	(17,354)	-	1,340,477	3,814,475
Change in net unrealized appreciation (depreciation) on investments	5,176	5,015	(91)	-	1,908,531	1,417,137

Increase (decrease) in net assets resulting from operations	502	16,441	(44,303)	91,883	3,366,147	5,439,411

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	1,997,180	7,313,700	1,171,999	1,037,783
Transfers for contract benefits and terminations	-	(23,642)	(3,087,776)	(4,514,894)	(1,633,846)	(1,342,012)
Net transfers	7,869	-	2,621,133	(3,176,239)	(2,654,591)	(1,594,243)
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		35,898		9,150
Other, net	-	-	-	(123,628)	-	3,322

Increase (decrease) in net assets resulting from contract transactions	7,869	(23,642)	1,566,435	(501,061)	(3,107,288)	(1,895,150)

Total increase (decrease) in net assets	8,371	(7,201)	1,522,132	(409,178)	258,859	3,544,261

NET ASSETS:
Beginning of period	91,485	98,686	7,891,692	8,300,870	22,536,674	18,992,413

End of period	$99,856	$91,485	$9,413,824	$7,891,692	$22,795,533	$22,536,674

CHANGES IN UNITS OUTSTANDING:
Units issued	1,197	-	2,218,530	1,380,548	377,211	314,588
Units redeemed	(546)	(938)	(2,046,721)	(1,432,810)	(524,168)	(282,574)

Net increase (decrease)	652	(938)	171,810	(52,262)	(146,957)	32,014

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	SCHWAB VIT BALANCED PORTFOLIO		SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO		SCHWAB VIT GROWTH PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,345	$2,520	$7,526	$6,589	$2,684	$2,093
Net realized gain (loss) on investments	(10,322)	331	848	3,074	25,336	1,305
Change in net unrealized appreciation (depreciation) on investments	(3,345)	14,808	42,968	74,835	(8,077)	34,375

Increase (decrease) in net assets resulting from operations	(12,322)	17,659	51,342	84,498	19,942	37,773

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	-	5,399
Transfers for contract benefits and terminations	(4,260)	-	(2,585)	(3,643)	(185,908)	(38,475)
Net transfers	(89,322)	96,359	(18)	(15,000)	(71)	-
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(93,582)	96,359	(2,603)	(18,643)	(185,979)	(33,076)

Total increase (decrease) in net assets	(105,904)	114,018	48,739	65,855	(166,036)	4,697

NET ASSETS:
Beginning of period	204,788	90,770	563,431	497,576	207,904	203,207

End of period	$98,884	$204,788	$612,170	$563,431	$41,868	$207,904

CHANGES IN UNITS OUTSTANDING:
Units issued	3,738	8,453	-	-	-	438
Units redeemed	(13,124)	-	(307)	(1,596)	(12,771)	(3,146)

Net increase (decrease)	(9,386)	8,453	(307)	(1,596)	(12,771)	(2,708)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	TEMPLETON FOREIGN VIP FUND		TEMPLETON GLOBAL BOND VIP FUND		THIRD AVENUE VALUE PORTFOLIO VARIABLE SERIES
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,921	$1,873	$23,154	$48,326	$612	$(218)
Net realized gain (loss) on investments	1,714	(20,722)	(1,501)	(30,280)	1,104	589
Change in net unrealized appreciation (depreciation) on investments	(8,879)	45,972	(39,024)	(10,442)	(3,335)	4,279

Increase (decrease) in net assets resulting from operations	(3,244)	27,123	(17,371)	7,604	(1,618)	4,650

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	56,565	5,399	-	-
Transfers for contract benefits and terminations	(32,914)	(161,364)	(4,414)	(80,443)	-	-
Net transfers	(6)	(8,349)	5,949	(447,576)	(6,041)	(2,678)
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	1,309

Increase (decrease) in net assets resulting from contract transactions	(32,920)	(169,713)	58,100	(522,620)	(6,041)	(1,369)

Total increase (decrease) in net assets	(36,164)	(142,590)	40,730	(515,016)	(7,660)	3,281

NET ASSETS:
Beginning of period	195,041	337,631	276,169	791,185	43,103	39,822

End of period	$158,877	$195,041	$316,899	$276,169	$35,443	$43,103

CHANGES IN UNITS OUTSTANDING:
Units issued	-	-	6,518	1,309	-	418
Units redeemed	(2,575)	(15,885)	(465)	(53,455)	(613)	(263)

Net increase (decrease)	(2,575)	(15,885)	6,052	(52,146)	(613)	155

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	TOUCHSTONE VST BOND FUND		TOUCHSTONE VST COMMON STOCK FUND		TOUCHSTONE VST COMMON STOCK FUND CLASS SC
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$10,566	$5,596	$535	$(587)	$(390)	$2,015
Net realized gain (loss) on investments	12,432	(81)	(22,493)	(83,700)	32,726	20,559
Change in net unrealized appreciation (depreciation) on investments	68,670	82,349	52,658	153,880	48,081	64,651

Increase (decrease) in net assets resulting from operations	91,668	87,864	30,699	69,593	80,417	87,225

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	-	-
Transfers for contract benefits and terminations	(158,146)	(16,196)	(73,192)	(15,570)	(7,255)	(6,530)
Net transfers	36,854	37,070	61,651	(44,752)	(169,903)	4,482
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(121,293)	20,874	(11,541)	(60,322)	(177,158)	(2,048)

Total increase (decrease) in net assets	(29,625)	108,738	19,159	9,271	(96,741)	85,177

NET ASSETS:
Beginning of period	1,040,114	931,376	294,179	284,908	415,217	330,040

End of period	$1,010,489	$1,040,114	$313,338	$294,179	$318,476	$415,217

CHANGES IN UNITS OUTSTANDING:
Units issued	3,079	12,834	1,481	114	625	145
Units redeemed	(11,190)	(11,530)	(2,562)	(1,997)	(9,956)	(334)

Net increase (decrease)	(8,112)	1,304	(1,081)	(1,883)	(9,331)	(189)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	TOUCHSTONE VST SMALL FUND		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(515)	$(1,174)	$(948)	$(334)	$(834)	$(764)
Net realized gain (loss) on investments	(848)	18,649	17,938	5,083	16,270	7,246
Change in net unrealized appreciation (depreciation) on investments	24,822	13,946	45,919	14,109	45,073	11,234

Increase (decrease) in net assets resulting from operations	23,460	31,421	62,910	18,858	60,509	17,716

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	128,853	-	-	-
Transfers for contract benefits and terminations	(27,498)	(10,632)	(3,441)	(684)	-	-
Net transfers	(11,056)	(5,396)	9,555	71,790	80,407	120,604
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(38,554)	(16,028)	134,967	71,106	80,407	120,604

Total increase (decrease) in net assets	(15,093)	15,393	197,876	89,964	140,916	138,320

NET ASSETS:
Beginning of period	175,663	160,270	119,962	29,998	152,907	14,587

End of period	$160,570	$175,663	$317,838	$119,962	$293,823	$152,907

CHANGES IN UNITS OUTSTANDING:
Units issued	138	131	6,522	4,116	3,864	7,119
Units redeemed	(1,185)	(589)	(209)	(38)	-	(281)

Net increase (decrease)	(1,047)	(458)	6,313	4,078	3,864	6,838

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
		VANGUARD VIF CAPITAL GROWTH PORTFOLIO		VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO		VANGUARD VIF MID-CAP INDEX PORTFOLIO
		2020	2019	2020	2019	2020		2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	3,906	$944	$2,575	$3,089	$5,725	$	4,159
Net realized gain (loss) on investments		13,934	5,516	20,316	6,353	81,987		32,988
Change in net unrealized appreciation (depreciation) on investments		64,072	29,875	671	12,336	42,835		50,506

Increase (decrease) in net assets resulting from operations		81,911	36,335	23,562	21,778	130,546		87,653

CONTRACT TRANSACTIONS:
Proceeds from units sold		432,109	-	83,821	61,563	51,268		83,175
Transfers for contract benefits and terminations		(5,161)	(4,210)	(313)	(8,593)	(424,355)		(12,593)
Net transfers		(8,362)	7,544	(2,061)	(5,000)	215,768		194,670
Contract maintenance charges		-	-	-	-	-		-
Adjustments to net assets allocated to contracts in payout phase		-		-		-
Other, net		-	-	-	-	-		-

Increase (decrease) in net assets resulting from contract transactions		418,586	3,334	81,447	47,970	(157,318)		265,252

Total increase (decrease) in net assets		500,497	39,669	105,009	69,748	(26,773)		352,905

NET ASSETS:
Beginning of period		177,037	137,368	132,133	62,385	541,754		188,849

End of period	$	677,534	$177,037	$237,142	$132,133	$514,981	$	541,754

CHANGES IN UNITS OUTSTANDING:
Units issued		21,312	640	5,882	4,842	28,615		19,075
Units redeemed		(863)	(429)	(177)	(1,087)	(34,927)		(923)

Net increase (decrease)		20,449	211	5,705	3,755	(6,312)		18,152

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

		INVESTMENT DIVISIONS
		VANGUARD VIF REAL ESTATE INDEX PORTFOLIO				VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO				VAN ECK VIP GLOBAL HARD ASSETS FUND
		2020		2019		2020		2019		2020		2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	6,090	$	6,181	$	743	$	(125)	$	200	$	(581)
Net realized gain (loss) on investments		(1,955)		13,255		28,865		29,085		(22,805)		(10,283)
Change in net unrealized appreciation (depreciation) on investments		(17,819)		30,785		47,505		29,317		43,838		15,666

Increase (decrease) in net assets resulting from operations		(13,683)		50,221		77,114		58,277		21,233		4,802

CONTRACT TRANSACTIONS:
Proceeds from units sold		49,743		45,086		39,308		15,003		-		-
Transfers for contract benefits and terminations		(102,760)		(18,373)		(1,796)		(11,314)		(26,825)		(12,612)
Net transfers		15,844		84,922		7,677		2,955		11,946		54,957
Contract maintenance charges		-		-		-		-		-		-
Adjustments to net assets allocated to contracts in payout phase		-				-				-
Other, net		-		-		-		-		-		-

Increase (decrease) in net assets resulting from contract transactions		(37,173)		111,635		45,189		6,644		(14,879)		42,345

Total increase (decrease) in net assets		(50,857)		161,856		122,302		64,921		6,354		47,147

NET ASSETS:
Beginning of period		288,543		126,687		274,119		209,198		103,550		56,403

End of period	$	237,686	$	288,543	$	396,421	$	274,119	$	109,904	$	103,550

CHANGES IN UNITS OUTSTANDING:
Units issued		10,812		9,818		2,986		1,398		2,622		6,624
Units redeemed		(13,203)		(1,654)		(129)		(961)		(3,704)		(2,281)

Net increase (decrease)		(2,391)		8,164		2,858		437		(1,082)		4,343

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

		INVESTMENT DIVISIONS
		VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND				WELLS FARGO VT DISCOVERY FUND				WELLS FARGO VT OMEGA GROWTH FUND
		2020		2019		2020		2019		2020		2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	9,997	$	(1,058)	$	(829)	$	(625)	$	(592)	$	(720)
Net realized gain (loss) on investments		(4,853)		(417)		9,496		9,369		9,977		16,751
Change in net unrealized appreciation (depreciation) on investments		14,673		25,388		71,107		7,954		32,645		13,497

Increase (decrease) in net assets resulting from operations		19,817		23,913		79,774		16,698		42,030		29,528

CONTRACT TRANSACTIONS:
Proceeds from units sold		137,620		-		-		-		-		-
Transfers for contract benefits and terminations		(47,654)		(2,569)		-		-		(3,699)		-
Net transfers		(33,395)		(3,878)		86,938		48,794		(4)		(17,215)
Contract maintenance charges		-		-		-		-		-		-
Adjustments to net assets allocated to contracts in payout phase		38,764				-				-
Other, net		-		-		-		-		-		-

Increase (decrease) in net assets resulting from contract transactions		95,335		(6,447)		86,938		48,794		(3,703)		(17,215)

Total increase (decrease) in net assets		115,152		17,466		166,712		65,492		38,327		12,313

NET ASSETS:
Beginning of period		222,919		205,453		96,238		30,746		99,716		87,403

End of period	$	338,071	$	222,919	$	262,950	$	96,238	$	138,043	$	99,716

CHANGES IN UNITS OUTSTANDING:
Units issued		11,270		259		3,625		1,705		-		486
Units redeemed		(6,862)		(794)		(7)		-		(131)		(1,468)

Net increase (decrease)		4,408		(535)		3,618		1,705		(131)		(982)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

		INVESTMENT DIVISIONS
		WELLS FARGO VT OPPORTUNITY FUND
		2020		2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	(271)	$	(839)
Net realized gain (loss) on investments		10,771		16,661
Change in net unrealized appreciation (depreciation) on investments		18,462		23,473

Increase (decrease) in net assets resulting from operations		28,961		39,295

CONTRACT TRANSACTIONS:
Proceeds from units sold		-		-
Transfers for contract benefits and terminations		(4,841)		(4,533)
Net transfers		(5,675)		(5,156)
Contract maintenance charges		-		-
Adjustments to net assets allocated to contracts in payout phase		-
Other, net		-		2,930

Increase (decrease) in net assets resulting from contract transactions		(10,516)		(6,759)

Total increase (decrease) in net assets		18,446		32,536

NET ASSETS:
Beginning of period		162,260		129,724

End of period	$	180,706	$	162,260

CHANGES IN UNITS OUTSTANDING:
Units issued		-		425
Units redeemed		(425)		(410)

Net increase (decrease)		(425)		15

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

YEAR ENDED DECEMBER 31, 2020

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Variable Annuity-1 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company of New York (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the New York State Department of Financial Services. It is a funding vehicle for individual variable annuity contracts. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Series Account’s assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The outbreak of the novel strain of coronavirus, specifically identified as COVID-19, has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”. The following is a summary of the significant accounting policies of the Series Account.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 — Unadjusted quoted prices for identical securities in active markets.

Level 2 — Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 — Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2020, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Fund of Funds Structure Risk

Since the Series Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Series Account. To the extent the Series Account invests more of its assets in one underlying fund than another, the Series Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Investment Division allocated to contracts in payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts receivable by the series annuity account from the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, amounts may be payable to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Proceeds from Units Sold

Proceeds from Units Sold from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2020 were as follows:

Investment Division	Purchases	Sales
AB VPS GROWTH AND INCOME PORTFOLIO	$138,877	$47,818
AB VPS INTERNATIONAL GROWTH PORTFOLIO	23,795	86,230
AB VPS INTERNATIONAL VALUE PORTFOLIO	697	25,404
AB VPS LARGE CAP GROWTH PORTFOLIO	127,285	5,559
AB VPS SMALL/MID CAP VALUE PORT FOLIO	25,552	133,652
ALGER CAPITAL APPRECIATION PORTFOLIO	87,088	19,471
ALGER LARGE CAP GROWTH PORTFOLIO	1,461,749	1,698,373
ALGER MID CAP GROWTH PORTFOLIO	658,299	666,820
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	-	69
AMERICAN CENTURY INVESTMENTS VP BALANCED FUND	130,923	448,370
AMERICAN CENTURY VP DISCIPLINED CORE VALUE FUND I	140,612	43,248
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND	28,567	3,278
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	31,883	45,291
AMERICAN CENTURY INVESTMENTS VP VALUE FUND	217,966	161,497
AMERICAN FUNDS IS BOND FUND	44,603	62
AMERICAN FUNDS IS GLOBAL GROWTH FUND	45,836	44,333
AMERICAN FUNDS IS GROWTH-INCOME FUND	81,151	1,029
AMERICAN FUNDS IS INTERNATIONAL FUND	9	17
AMERICAN FUNDS IS NEW WORLD FUND	89,586	38,747
BLACKROCK GLOBAL ALLOCATION VI FUND	11,386	193,980
BNY MELLON VIF APPRECIATION PORTFOLIO	68,464	173,062
BNY MELLON VIF GROWTH AND INCOME PORTFOLIO	22,183	88,968
BNY MELLON IP MIDCAP STOCK PORTFOLIO	5,086	19,537
CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO	143,929	363.01
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	25,932	2,710
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	9,647	4,691
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS FUND	11,307	-
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND	0	51,653
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	404,748	183,892
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	3,381	545
DELAWARE VIP EMERGING MARKETS SERIES	83,324	136,076
DELAWARE VIP INTERNATIONAL SERIES	88,384	-
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES	64,675	85,340
DELAWARE VIP SMALL CAP VALUE SERIES	81,199	107,702
DELAWARE VIP SMID CAP CORE SERIES	31,319	79,306
DELAWARE VIP VALUE SERIES	128,506	14,843
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO	15,919	7,338
DWS CAPITAL GROWTH VIP	387,430	138,582
DWS CORE EQUITY VIP	113,401	66,580
DWS CROCI® U.S. VIP	14,648	69,679
DWS GLOBAL SMALL CAP VIP	473	284
DWS SMALL CAP INDEX VIP	618,977	775,650
DWS SMALL MID CAP GROWTH VIP	1,250	68
DWS SMALL MID CAP VALUE VIP	12,170	6,900
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	3,892,666	3,558,034

Investment Division	Purchases	Sales
FEDERATED HERMES MANAGED VOLATILITY FUND II	$2,205	$13,838
FRANKLIN SMALL CAP VALUE VIP FUND	102,167	83,035
GREAT-WEST AGGRESSIVE PROFILE FUND	1,066,538	1,218,584
GREAT-WEST BOND INDEX FUND	1,402,302	993,207
GREAT-WEST CONSERVATIVE PROFILE FUND	766,480	50,803
GREAT-WEST INTERNATIONAL INDEX FUND	133,467	70
GREAT-WEST LIFETIME 2015 FUND	43,891	121
GREAT-WEST LIFETIME 2020 FUND	56,545	157
GREAT-WEST LIFETIME 2025 FUND	40,995	114
GREAT-WEST LIFETIME 2030 FUND	18,991	53
GREAT-WEST MID CAP VALUE FUND	3,166	4,079
GREAT-WEST MODERATE PROFILE FUND	602,078	452,073
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	3,106	3,108
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND	734,434	38,323
GREAT-WEST MULTI- SECTOR BOND FUND	231,480	78,679
GREAT-WEST REAL ESTATE INDEX FUND	873	366
GREAT-WEST SECUREFOUNDATION® BALANCED FUND	1,763,248	1,349,928
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	33,705	189,329
INVESCO OPPENHEIMER V.I. GLOBAL FUND	79,602	130,627
INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND	2,627	53,626
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND	77,682	2,769
INVESCO V.I. COMSTOCK FUND	1,159	217,486
INVESCO V.I. CORE EQUITY FUND	0	709
INVESCO V.I. GROWTH & INCOME FUND	-	139,490
INVESCO V.I. HIGH YIELD FUND	708	1,217
INVESCO V.I. INTERNATIONAL GROWTH FUND	20,922	55,529
INVESCO V.I. MID CAP CORE EQUITY FUND	21,841	407
INVESCO V.I. SMALL CAP EQUITY FUND	100	474
INVESCO V.I. TECHNOLOGY FUND	27,777	27,406
IVY VIP INTERNATIONAL CORE EQUITY	15,601	478,874
JANUS HENDERSON VIT BALANCED PORTFOLIO	57,075	1,424
JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES	7,052,124	6,762,897
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO	58,168	216,547
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES	195,040	498,726
JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO	98,240	72,509
JANUS HENDERSON VIT GLOBAL TECHNOLOGY AND INNOVATION PORTFOLIO	119,632	4,972
JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES	160,296	33849.41
JANUS HENDERSON VIT OVERSEAS PORTFOLIO	294	989
JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES	24,815	16,136
JANUS HENDERSON VIT RESEARCH PORTFOLIO	30,530	8,002
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	2,079	483
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO	94,218	76,710
LORD ABBETT SERIES SHORT DURATION PORTFOLIIO	13,643	41
LVIP BARON GROWTH OPPORTUNITIES FUND	237,818	393,275
MFS VIT UTILITIES SERIES	20,899	29,008
MFS VIT II INTERNATIONAL INTRINSIC VALUE PORTFOLIO	186,004	405,304
MFS VIT III MID CAP VALUE PORTFOLIO	11,120	11,258
MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO	45,289	110,530
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO	1	14,841
NVIT MID CAP INDEX FUND	224,842	189,505
PIMCO VIT COMMODITY REAL RETURN STRATEGY PORTFOLIO	17,090	8,441
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO	78,323	348

Investment Division	Purchases	Sales
PIMCO VIT HIGH YIELD PORTFOLIO	$133,566	$47,541
PIMCO VIT LOW DURATION PORTFOLIO	540,218	611,254
PIMCO VIT REAL RETURN PORTFOLIO	76,563	1,101
PIMCO VIT TOTAL RETURN PORTFOLIO	623,544	889,705
PIONEER FUND VCT PORTFOLIO	116,601	26,758
PIONEER MID CAP VALUE VCT PORTFOLIO	25,751	51,565
PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO	42,412	14,305
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	1,698	54,482
PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	0	92
PUTNAM VT EQUITY INCOME FUND	189,280	400,433
PUTNAM VT GLOBAL ASSET ALLOCATION FUND	7,616	837
PUTNAM VT GLOBAL HEALTH CARE FUND	434,891	437,987
PUTNAM VT INCOME FUND	258,898	16,398
PUTNAM VT INTERNATIONAL VALUE FUND	9,291	13,489
PUTNAM VT MORTGAGE SECURITIES FUND	81,805	108,444
PUTNAM VT MULTI-CAP CORE FUND	108,271	61,673
ROYCE CAPITAL FUND—SMALL-CAP PORTFOLIO	18,998	11,572
SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO	21,259,356	19,879,193
SCHWAB S&P 500 INDEX PORTFOLIO	7,083,311	10,048,905
SCHWAB VIT BALANCED PORTFOLIO	49,974	142,019
SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO	11,794	6,297
SCHWAB VIT GROWTH PORTFOLIO	5,952	187,329
TEMPLETON FOREIGN VIP FUND	4,679	33,692
TEMPLETON GLOBAL BOND VIP FUND	86,951	5,709
THIRD AVENUE VALUE PORTFOLIO VARIABLE SERIES	987	6,210
TOUCHSTONE VST BOND FUND	42,306	169,911
TOUCHSTONE VST COMMON STOCK FUND	67,224	79,935
TOUCHSTONE VST COMMON STOCK FUND CLASS SC	19,993	199,279
TOUCHSTONE VST SMALL COMPANY FUND	2,759	42,040
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	139,066	5,049
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II	80,412	843
VANGUARD VIF CAPITAL GROWTH PORTFOLIO	452,626	17,898
VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO	107,913	3,006
VANGUARD VIF MID-CAP INDEX PORTFOLIO	505,561	626,758
VANGUARD VIF REAL ESTATE INDEX PORTFOLIO	161,641	188,192
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	78,128	3,101
VAN ECK VIP GLOBAL HARD ASSETS FUND	16,780	31,466
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND	149,996	83,442
WELLS FARGO VT DISCOVERY FUND	96,618	837
WELLS FARGO VT OMEGA GROWTH FUND	8,724	4,298
WELLS FARGO VT OPPORTUNITY FUND	12,128	11,459

Other, Net

The amounts reported as Other, net on the Statement of Changes in Net Assets of the applicable Investment Divisions consist of loans from participant accounts and loan repayments to participant accounts.

Transfer Fees

The Company charges $10 in the Schwab Select Annuity contract for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Premium Taxes

The Company may deduct from each contribution any applicable state premium tax or retaliatory tax, which currently ranges from 0% to 3.5%. This charge is netted with Proceeds from units sold on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Assumption of Mortality and Expense Risks

The Company assumes mortality and expense risks related to the operations of the Series Account. It deducts a daily charge from the unit value of each Investment Division of the Schwab Select annuity contract, equal to an annual rate of 0.85%; a daily charge from the unit value of each Investment Division of the Schwab OneSource annuity contract, equal to an annual rate of 0.65% to 0.85%, depending on the death benefit option chosen; a daily charge from the unit value of each Investment Division of Schwab Advisor Choice annuity contract, equal to an annual rate of 0.49% to 0.69%, depending on the death benefit option chosen; and a daily charge from the unit value of each Investment Division of Schwab OneSource Choice annuity contract, equal to an annual rate of 0.65% to 0.85%, depending on the death benefit option chosen. The level of these charges is guaranteed and will not change. The charges are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

Optional GLWB Rider Benefit Fee

The Company deducts a quarterly charge equal to a maximum annual rate of 1.50% from the covered fund value in Schwab Advisor Choice and Schwab OneSource Choice annuity contracts for the guaranteed lifetime withdrawal benefit rider if this option is chosen. Currently, this charge is 0.95% for Schwab Advisor Choice annuity contracts signed before May 1, 2017, and 0.90% for Schwab Advisor Choice annuity contracts signed on or after May 1, 2017; and 1.00% for Schwab OneSource Choice annuity contracts signed before May 1, 2017, and 0.90% for Schwab OneSource Choice annuity contracts signed on or after May 1, 2017. This charge is recorded as Contract charges on the Statement of Changes in Net Assets of the applicable Investment Division, if applicable.

If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

4.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to December 31, 2020, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued, May 6, 2021. No subsequent events requiring adjustments or disclosures have occurred.

5.	FINANCIAL HIGHLIGHTS

For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each 12-month period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. When a new Investment Division is added to the Series Account, the calculation of the total return begins on the day it is added even though it may not have had operations for all or some of the same period. As the total returns for the Investment Divisions are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

AB VPS GROWTH AND INCOME PORTFOLIO
2020	14	$ 25.21	to	$ 16.69	$ 275	1.68%	0.49%	to	0.85%	1.84%	to	2.22%
2019	9	$ 24.75	to	$ 16.33	$ 176	1.25%	0.49%	to	0.85%	22.87%	to	23.30%
2018	9	$ 20.14	to	$ 13.24	$ 144	0.97%	0.49%	to	0.85%	(6.41) %	to	(6.07) %
2017	7	$ 21.52	to	$ 14.02	$ 126	1.61%	0.65%	to	0.85%	17.92%	to	18.16%
2016	3	$ 18.25	to	$ 18.25	$ 60	0.73%	0.85%	to	0.85%	10.36%	to	10.36%
AB VPS INTERNATIONAL GROWTH PORTFOLIO
2020	12	$ 23.92	to	$ 14.08	$ 269	1.42%	0.65%	to	0.85%	28.81%	to	29.07%
2019	17	$ 18.57	to	$ 10.91	$ 306	0.60%	0.65%	to	0.85%	26.45%	to	26.70%
2018	21	$ 14.68	to	$ 8.61	$ 295	0.70%	0.65%	to	0.85%	(18.11) %	to	(17.95) %
2017	18	$ 17.93	to	$ 10.49	$ 312	0.87%	0.65%	to	0.85%	33.89%	to	34.16%
2016	14	$ 13.39	to	$ 7.82	$ 197	0.00%	0.65%	to	0.85%	(7.66) %	to	(7.49) %
AB VPS INTERNATIONAL VALUE PORTFOLIO
2020	8	$ 8.85	to	$ 7.90	$ 66	2.03%	0.65%	to	0.85%	1.58%	to	1.80%
2019	11	$ 8.71	to	$ 7.76	$ 90	0.92%	0.65%	to	0.85%	16.15%	to	16.38%
2018	11	$ 7.50	to	$ 6.67	$ 82	1.52%	0.65%	to	0.85%	(23.45) %	to	(23.29) %
2017	11	$ 9.80	to	$ 8.69	$ 108	2.26%	0.65%	to	0.85%	24.37%	to	24.61%
2016	11	$ 7.88	to	$ 6.98	$ 87	1.03%	0.65%	to	0.85%	(1.34) %	to	(1.15) %
AB VPS LARGE CAP GROWTH PORTFOLIO
2020	12	$ 43.88	to	$ 30.75	$ 446	0.00%	0.49%	to	0.85%	34.35%	to	34.82%
2019	8	$ 32.66	to	$ 22.81	$ 244	0.00%	0.49%	to	0.85%	35.56%	to	36.05%
2018	8	$ 24.09	to	$ 16.76	$ 166	0.00%	0.49%	to	0.85%	3.13%	to	3.51%
2017	5	$ 15.99	to	$ 23.53	$ 121	0.00%	0.65%	to	0.85%	33.38%	to	33.65%
2016	6	$ 17.31	to	$ 17.60	$ 110	0.00%	0.65%	to	0.85%	0.27%	to	0.47%
AB VPS SMALL/MID CAP VALUE PORTFOLIO
2020	8	$ 25.55	to	$ 14.19	$ 187	1.28%	0.65%	to	0.85%	2.49%	to	2.72%
2019	16	$ 24.93	to	$ 13.81	$ 319	0.59%	0.65%	to	0.85%	19.08%	to	19.32%
2018	18	$ 20.93	to	$ 11.58	$ 306	0.52%	0.65%	to	0.85%	(15.76) %	to	(15.58) %
2017	16	$ 24.85	to	$ 13.79	$ 351	0.47%	0.49%	to	0.85%	12.20%	to	12.60%
2016	21	$ 22.15	to	$ 12.25	$ 397	0.60%	0.49%	to	0.85%	24.03%	to	24.48%
ALGER CAPITAL APPRECIATION PORTFOLIO
2020	7	$ 24.35	to	$ 24.35	$ 159	0.00%	0.49%	to	0.49%	41.08%	to	41.08%
2019	3	$ 17.26	to	$ 17.26	$ 59	0.00%	0.49%	to	0.49%	32.93%	to	32.93%
2018	4	$ 12.99	to	$ 12.99	$ 49	0.07%	0.49%	to	0.49%	(0.59) %	to	(0.59) %
2017	5	$ 12.94	to	$ 13.06	$ 59	0.23%	0.49%	to	0.85%	29.96%	to	30.44%
2016	1	$ 10.02	to	$ 10.02	$ 12	0.20%	0.49%	to	0.49%	0.02%	to	0.02%
ALGER LARGE CAP GROWTH PORTFOLIO
2020	32	$ 78.37	to	$ 41.56	$ 2,289	0.19%	0.65%	to	0.85%	65.61%	to	65.97%
2019	36	$ 47.32	to	$ 25.04	$ 1,595	0.00%	0.65%	to	0.85%	26.35%	to	26.60%
2018	38	$ 37.45	to	$ 19.78	$ 1,324	0.00%	0.65%	to	0.85%	1.34%	to	1.55%
2017	40	$ 36.96	to	$ 19.48	$ 1,381	0.00%	0.65%	to	0.85%	27.38%	to	27.63%
2016	47	$ 29.01	to	$ 10.69	$ 1,169	0.00%	0.49%	to	0.85%	(1.66) %	to	(1.31) %
ALGER MID CAP GROWTH PORTFOLIO
2020	12	$ 55.14	to	$ 26.32	$ 468	0.00%	0.49%	to	0.85%	63.23%	to	63.87%
2019	12	$ 33.78	to	$ 16.06	$ 298	0.00%	0.49%	to	0.85%	29.15%	to	29.62%
2018	14	$ 26.15	to	$ 12.39	$ 274	0.00%	0.49%	to	0.85%	(8.24) %	to	(7.91) %
2017	16	$ 28.50	to	$ 13.46	$ 368	0.00%	0.49%	to	0.85%	28.70%	to	29.16%
2016	16	$ 22.15	to	$ 12.79	$ 295	0.00%	0.65%	to	0.85%	0.12%	to	0.32%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
(Effective date 04/29/2016)
2020	1	$17.46	to	$17.46	$17	14.72%	0.65%	to	0.65%	8.84%	to	8.84%
2019	1	$16.04	to	$16.04	$16	0.00%	0.65%	to	0.65%	39.44%	to	39.44%
2018	1	$11.50	to	$11.50	$11	5.74%	0.65%	to	0.65%	(12.79) %	to	(12.79) %
2017	1	$13.19	to	$13.19	$13	2.95%	0.65%	to	0.65%	24.68%	to	24.68%
AMERICAN CENTURY INVESTMENTS VP BALANCED FUND
2020	44	$29.20	to	$15.52	$836	1.17%	0.65%	to	0.85%	11.59%	to	11.80%
2019	68	$26.17	to	$14.01	$1,169	1.56%	0.49%	to	0.85%	18.84%	to	19.26%
2018	67	$22.02	to	$11.74	$973	1.10%	0.49%	to	0.85%	(4.65) %	to	(4.30) %
2017	48	$23.10	to	$12.20	$832	1.44%	0.65%	to	0.85%	12.95%	to	13.18%
2016	34	$20.45	to	$15.56	$646	1.60%	0.65%	to	0.85%	6.09%	to	6.30%
AMERICAN CENTURY INVESTMENTS VP DISCIPLINED CORE VALUE FUND
2020	44	$24.85	to	$17.30	$804	2.18%	0.49%	to	0.85%	10.86%	to	11.26%
2019	42	$15.24	to	$15.55	$665	2.08%	0.49%	to	0.85%	22.90%	to	23.34%
2018	37	$12.40	to	$12.61	$475	2.24%	0.49%	to	0.85%	(7.66) %	to	(7.33) %
2017	5	$13.43	to	$13.60	$89	2.27%	0.49%	to	0.85%	19.46%	to	19.90%
2016	4	$16.82	to	$11.30	$61	2.33%	0.65%	to	0.65%	12.75%	to	12.75%
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND
2020	15	$33.00	to	$15 .54	$340	0.49%	0.49%	to	0.85%	24.81%	to	25.28%
2019	14	$26.44	to	$12.40	$253	0.85%	0.49%	to	0.85%	27.33%	to	27.80%
2018	12	$20.76	to	$9.63	$183	1.30%	0.65%	to	0.85%	(15.95) %	to	(15.77) %
2017	10	$24.70	to	$11.44	$199	0.81%	0.65%	to	0.85%	30.10%	to	30.36%
2016	8	$18.99	to	$8.84	$136	1.43%	0.65%	to	0.85%	(6.29) %	to	(6.11) %
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
2020	12	$37.73	to	$16.23	$297	1.80%	0.49%	to	0.85%	0.25%	to	0.60%
2019	12	$37.64	to	$16.13	$315	1.92%	0.49%	to	0.85%	27.90%	to	28.36%
2018	12	$29.43	to	$12.56	$257	1.27%	0.49%	to	0.85%	(13.70) %	to	(13.39) %
2017	14	$34.10	to	$14.51	$338	1.44%	0.49%	to	0.85%	10.53%	to	10.92%
2016	9	$30.85	to	$13.08	$248	1.57%	0.49%	to	0.85%	21.68%	to	22.12%
AMERICAN CENTURY INVESTMENTS VP VALUE FUND
2020	135	$33.31	to	$15.23	$2,979	2.53%	0.49%	to	0.85%	0.11%	to	0.51%
2019	138	$33.27	to	$15.15	$3,001	2.15%	0.49%	to	0.85%	25.96%	to	26.41%
2018	96	$26.41	to	$11.99	$1,844	1.70%	0.49%	to	0.85%	(9.92) %	to	(9.59) %
2017	69	$29.32	to	$13.26	$1,732	1.67%	0.49%	to	0.85%	7.83%	to	8.21%
2016	79	$27.19	to	$12.25	$1,851	1.72%	0.49%	to	0.85%	19.46%	to	19.90%
AMERICAN FUNDS IS BOND FUND
(Effective date 4/30/2020)
2020	4	$10.47	to	$10.47	$45	1.95%	0.65%	to	0.65%	4.70%	to	4.70%
AMERICAN FUNDS IS GLOBAL GROWTH FUND
2020	8	$22.53	to	$22.83	$186	0.65%	0.49%	to	0.69%	29.88%	to	30.14%
2019	8	$17.54	to	$17.54	$148	1.36%	0.49%	to	0.49%	34.95%	to	34.95%
2018	9	$13.00	to	$13.00	$115	0.97%	0.49%	to	0.49%	(9.26) %	to	(9.26) %
2017	5	$14.32	to	$14.32	$71	1.13%	0.49%	to	0.49%	31.16%	to	31.16%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

AMERICAN FUNDS IS GROWTH-INCOME FUND
(Effective date 04/30/2018)
2020	12	$ 13.31	to	$ 13.38	$ 160	1.45%	0.49%	to	0.69%	12.47%	to	12.71%
2019	6	$ 11.84	to	$ 11.87	$ 68	1.24%	0.49%	to	0.65%	25.04%	to	25.22%
AMERICAN FUNDS IS INTERNATIONAL FUND
(Effective date 04/28/2017)
2020	4	$ 13.91	to	$ 13.91	$ 6	0.73%	0.49%	to	0.49%	13.45%	to	13.45%
2019	0*	$ 12.26	to	$ 12.26	$ 5	1.71%	0.49%	to	0.49%	22.30%	to	22.30%
AMERICAN FUNDS IS NEW WORLD FUND
(Effective date 04/29/2016)
2020	12	$ 17.89	to	$ 18.06	$ 209	0.09%	0.49%	to	0.69%	22.73%	to	23.00%
2019	7	$ 14.68	to	$ 14.68	$ 102	0.96%	0.49%	to	0.49%	28.51%	to	28.51%
2018	7	$ 11.42	to	$ 11.42	$ 83	0.97%	0.49%	to	0.49%	(14.46) %	to	(14.46) %
2017	4	$ 13.28	to	$ 13.36	$ 53	1.39%	0.49%	to	0.85%	28.34%	to	28.82%
2016	0*	$ 10.37	to	$ 10.37	$ 3	0.70%	0.49%	to	0.49%	3.68%	to	3.68%
BLACKROCK GLOBAL ALLOCATION VI FUND
2020	19	$ 14.83	to	$ 15.03	$ 277	0.93%	0.49%	to	0.69%	20.19%	to	20.42%
2019	32	$ 12.34	to	$ 12.48	$ 399	1.23%	0.49%	to	0.69%	17.18%	to	17.41%
2018	41	$ 10.53	to	$ 10.63	$ 436	1.17%	0.49%	to	0.69%	(7.98) %	to	(7.80) %
2017	23	$ 11.45	to	$ 11.61	$ 270	1.25%	0.65%	to	0.69%	13.07%	to	13.12%
2016	21	$ 10.12	to	$ 10.26	$ 217	1.35%	0.65%	to	0.69%	3.40%	to	3.45%
BNY MELLON IP MIDCAP STOCK PORTFOLIO
2020	30	$ 36.02	to	$ 14.94	$ 483	0.90%	0.49%	to	0.85%	7.18%	to	7.60%
2019	31	$ 33.61	to	$ 13.88	$ 467	0.64%	0.49%	to	0.85%	19.17%	to	19.60%
2018	32	$ 28.20	to	$ 11.61	$ 404	0.22%	0.49%	to	0.85%	(16.21) %	to	(15.90) %
2017	4	$ 33.66	to	$ 13.80	$ 102	0.93%	0.49%	to	0.85%	14.41%	to	14.81%
2016	3	$ 29.42	to	$ 11.97	$ 78	1.04%	0.65%	to	0.85%	14.49%	to	14.74%
BNY MELLON VIF APPRECIATION PORTFOLIO
2020	22	$ 35.14	to	$ 31.44	$ 750	0.87%	0.65%	to	0.85%	22.66%	to	22.89%
2019	28	$ 28.65	to	$ 25.58	$ 767	1.11%	0.65%	to	0.85%	34.94%	to	35.21%
2018	19	$ 21.23	to	$ 18.92	$ 396	1.24%	0.65%	to	0.85%	(7.65) %	to	(7.47) %
2017	21	$ 22.99	to	$ 20.45	$ 490	1.34%	0.65%	to	0.85%	26.26%	to	26.51%
2016	28	$ 18.21	to	$ 16.16	$ 513	1.62%	0.65%	to	0.85%	6.99%	to	7.20%
BNY MELLON VIF GROWTH AND INCOME PORTFOLIO
2020	10	$ 34.17	to	$ 21.04	$ 242	0.79%	0.65%	to	0.85%	23.57%	to	23.86%
2019	15	$ 27.65	to	$ 16.99	$ 279	0.94%	0.65%	to	0.85%	28.03%	to	28.28%
2018	12	$ 21.60	to	$ 13.58	$ 184	0.79%	0.65%	to	0.85%	(5.50) %	to	(5.31) %
2017	13	$ 22.85	to	$ 14.34	$ 214	0.75%	0.65%	to	0.85%	18.70%	to	18.94%
2016	13	$ 19.25	to	$ 12.06	$ 182	1.00%	0.65%	to	0.85%	9.10%	to	9.32%
CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO
(Effective date 04/30/2018)
2020	13	$ 16.27	to	$ 16.29	$ 213	0.00%	0.65%	to	0.69%	29.84%	to	29.90%
2019	3	$ 12.54	to	$ 12.54	$ 41	0.23%	0.65%	to	0.65%	31.31%	to	31.31%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
(Effective date 04/29/2016)
2020	4	$16.16	to	$16.31	$69	0.45%	0.65%	to	0.85%	14.38%	to	14.64%
2019	3	$14.23	to	$14.23	$39	0.63%	0.65%	to	0.65%	32.09%	to	32.09%
2018	3	$10.78	to	$10.78	$28	0.50%	0.65%	to	0.65%	(13.09) %	to	(13.09) %
2017	3	$12.40	to	$12.40	$32	0.44%	0.65%	to	0.65%	12.07%	to	12.07%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
2020	4	$22.87	to	$22.93	$96	0.00%	0.65%	to	0.69%	42.28%	to	42.31%
2019	4	$16.11	to	$16.11	$64	0.00%	0.65%	to	0.65%	26.05%	to	26.05%
2018	8	$12.78	to	$12.78	$99	0.00%	0.65%	to	0.65%	2.77%	to	2.77%
2017	6	$12.44	to	$12.44	$70	0.00%	0.65%	to	0.65%	23.46%	to	23.46%
COLUMBIA VARIABLE PORTFOLIO—EMERGING MARKETS FUND
(Effective date 4/30/2020)
2020	1	$16.02	to	$16.02	$12	0.00%	0.69%	to	0.69%	60.18%	to	60.18%
COLUMBIA VARIABLE PORTFOLIO—LARGE CAP GROWTH FUND
(Effective date 04/29/2016)
2020	56	$22.64	to	$23.02	$1,280	0.00%	0.49%	to	0.85%	33.31%	to	33.76%
2019	58	$16.98	to	$17.21	$999	0.00%	0.49%	to	0.85%	34.39%	to	34.86%
2018	57	$12.64	to	$12.76	$732	0.00%	0.49%	to	0.85%	(4.95) %	to	(4.60) %
2017	14	$13.30	to	$13.34	$184	0.00%	0.65%	to	0.85%	26.76%	to	27.01%
2016	14	$10.49	to	$10.50	$144	0.00%	0.65%	to	0.85%	4.90%	to	5.04%
COLUMBIA VARIABLE PORTFOLIO—SELIGMAN GLOBAL TECHNOLOGY FUND
2020	27	$52.56	to	$40.92	$1,332	0.00%	0.49%	to	0.85%	44.56%	to	45.11%
2019	24	$36.36	to	$28.20	$832	0.00%	0.49%	to	0.85%	53.66%	to	54.22%
2018	31	$23.66	to	$18.29	$729	0.00%	0.49%	to	0.85%	(9.23) %	to	(8.90) %
2017	32	$26.07	to	$20.08	$813	0.00%	0.49%	to	0.85%	33.78%	to	34.26%
2016	22	$19.48	to	$19.71	$425	0.00%	0.65%	to	0.85%	18.01%	to	18.24%
COLUMBIA VARIABLE PORTFOLIO—SMALL CAP VALUE FUND
2020	3	$31.98	to	$32.73	$93	0.35%	0.65%	to	0.85%	7.66%	to	7.90%
2019	3	$29.70	to	$30.33	$87	0.30%	0.65%	to	0.85%	19.96%	to	20.20%
2018	4	$24.76	to	$25.24	$98	0.15%	0.65%	to	0.85%	(18.86) %	to	(18.70) %
2017	4	$30.51	to	$31.04	$121	0.15%	0.65%	to	0.85%	13.02%	to	13.25%
2016	1	$27.41	to	$12.45	$19	0.23%	0.49%	to	0.65%	31.88%	to	32.08%
DELAWARE VIP EMERGING MARKETS SERIES
2020	24	$15.67	to	$15.32	$373	0.87%	0.49%	to	0.85%	23.99%	to	24.43%
2019	29	$12.64	to	$12.31	$357	0.68%	0.49%	to	0.85%	21.59%	to	22.02%
2018	26	$10.39	to	$10.08	$268	2.67%	0.49%	to	0.85%	(16.52) %	to	(16.22) %
2017	11	$12.45	to	$12.04	$137	0.10%	0.49%	to	0.85%	39.36%	to	39.87%
2016	1	$8.56	to	$8.61	$8	0.30%	0.49%	to	0.69%	13.15%	to	13.37%
DELAWARE VIP INTERNATIONAL SERIES
(Effective date 12/11/2020)
2020	9	$10.18	to	$10.18	$90	0.00%	0.49%	to	0.69%	1.77%	to	1.78%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

DELAWARE VIP SMALL CAP VALUE SERIES
2020	17	$41.68	to	$14.42	$476	1.43%	0.49%	to	0.85%	(2.73) %	to	(2.37) %
2019	18	$42.85	to	$14.77	$552	1.06%	0.49%	to	0.85%	27.06%	to	27.51%
2018	19	$33.73	to	$11.58	$460	0.84%	0.49%	to	0.85%	(17.43) %	to	(17.13) %
2017	23	$40.84	to	$13.98	$691	0.81%	0.49%	to	0.85%	11.11%	to	11.50%
2016	17	$36.76	to	$12.54	$471	0.96%	0.49%	to	0.85%	30.30%	to	30.77%
DELAWARE VIP SMID CAP CORE SERIES
2020	9	$35.36	to	$18.89	$244	0.59%	0.49%	to	0.85%	10.15%	to	10.52%
2019	12	$32.10	to	$17.09	$286	0.53%	0.49%	to	0.85%	28.53%	to	29.00%
2018	13	$24.97	to	$13.25	$233	0.17%	0.49%	to	0.85%	(12.87) %	to	(12.55) %
2017	9	$28.66	to	$15.15	$206	0.29%	0.49%	to	0.85%	17.64%	to	18.06%
2016	7	$24.36	to	$12.78	$161	0.18%	0.65%	to	0.85%	7.38%	to	7.60%
DELAWARE VIP VALUE SERIES
(Effective date 04/28/2017)
2020	16	$12.67	to	$12.77	$208	2.27%	0.49%	to	0.69%	(0.30) %	to	(0.11) %
2019	8	$12.71	to	$12.78	$103	0.28%	0.49%	to	0.69%	19.14%	to	19.38%
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO
2020	10	$13.81	to	$13.99	$140	2.15%	0.49%	to	0.69%	3.27%	to	3.51%
2019	9	$13.52	to	$13.52	$124	1.39%	0.49%	to	0.49%	21.96%	to	21.96%
2018	8	$11.09	to	$11.09	$90	1.05%	0.49%	to	0.49%	(16.28) %	to	(16.28) %
2017	5	$13.25	to	$13.25	$71	1.39%	0.49%	to	0.49%	9.23%	to	9.23%
2016	3	$12.13	to	$12.13	$42	1.14%	0.49%	to	0.49%	26.88%	to	26.88%
DWS CAPITAL GROWTH VIP
2020	47	$44.59	to	$28.46	$1,914	0.51%	0.65%	to	0.85%	37.88%	to	38.11%
2019	41	$32.34	to	$20.61	$1,258	0.43%	0.65%	to	0.85%	35.97%	to	36.25%
2018	41	$23.79	to	$15.12	$933	0.70%	0.65%	to	0.85%	(2.44) %	to	(2.24) %
2017	42	$24.38	to	$15.47	$977	0.73%	0.65%	to	0.85%	25.23%	to	25.48%
2016	41	$19.47	to	$18.07	$783	1.00%	0.65%	to	0.85%	3.37%	to	3.58%
DWS CORE EQUITY VIP
2020	15	$31.42	to	$21.15	$357	1.40%	0.49%	to	0.85%	15.14%	to	15.59%
2019	14	$27.29	to	$18.30	$285	1.07%	0.49%	to	0.85%	29.20%	to	29.66%
2018	13	$21.12	to	$14.12	$223	1.63%	0.49%	to	0.85%	(6.49) %	to	(6.15) %
2017	11	$22.59	to	$15.04	$213	1.08%	0.49%	to	0.85%	20.00%	to	20.43%
2016	7	$18.04	to	$19.15	$122	1.49%	0.65%	to	0.85%	9.55%	to	9.77%
DWS CROCI® U.S. VIP
2020	4	$19.33	to	$14.96	$85	2.41%	0.65%	to	0.85%	(12.92) %	to	(12.72) %
2019	7	$22.20	to	$17.14	$161	1.91%	0.65%	to	0.85%	31.83%	to	32.09%
2018	13	$16.84	to	$12.98	$224	2.50%	0.65%	to	0.85%	(11.26) %	to	(11.07) %
2017	15	$18.97	to	$14.59	$284	1.50%	0.65%	to	0.85%	21.84%	to	22.10%
2016	16	$15.57	to	$11.95	$251	1.07%	0.65%	to	0.85%	(5.19) %	to	(5.00) %
DWS GLOBAL SMALL CAP VIP
2020	6	$12.84	to	$12.84	$75	0.86%	0.65%	to	0.65%	16.58%	to	16.58%
2019	6	$11.01	to	$11.01	$64	0.00%	0.65%	to	0.65%	20.50%	to	20.50%
2018	12	$9.05	to	$9.19	$107	0.28%	0.49%	to	0.85%	(21.19) %	to	(20.90) %
2017	12	$11.48	to	$11.62	$138	0.00%	0.49%	to	0.85%	19.01%	to	19.44%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

DWS SMALL CAP INDEX VIP
2020	51	$ 46.89	to	$ 18.05	$ 1,222	1.20%	0.49%	to	0.85%	18.43%	to	18.84%
2019	63	$ 39.59	to	$ 15.19	$ 1,243	1.16%	0.49%	to	0.85%	24.16%	to	24.61%
2018	58	$ 31.89	to	$ 12.19	$ 1,111	0.95%	0.49%	to	0.85%	(11.99) %	to	(11.67) %
2017	54	$ 36.23	to	$ 13.80	$ 1,246	0.89%	0.49%	to	0.85%	13.37%	to	13.78%
2016	42	$ 31.96	to	$ 19.47	$ 989	1.12%	0.65%	to	0.85%	20.01%	to	20.24%
DWS SMALL MID CAP GROWTH VIP
2020	1	$ 19.01	to	$ 19.01	$ 20	0.05%	0.65%	to	0.65%	30.72%	to	30.72%
2019	1	$ 14.54	to	$ 14.54	$ 15	0.00%	0.65%	to	0.65%	21.62%	to	21.62%
2018	1	$ 11.95	to	$ 11.95	$ 12	0.00%	0.65%	to	0.65%	(14.15) %	to	(14.15) %
2017	1	$ 13.92	to	$ 13.92	$ 14	0.00%	0.65%	to	0.65%	21.34%	to	21.34%
DWS SMALL MID CAP VALUE VIP
2020	7	$ 20.15	to	$ 20.02	$ 140	1.51%	0.65%	to	0.85%	(1.64) %	to	(1.47) %
2019	7	$ 19.85	to	$ 20.32	$ 149	0.72%	0.65%	to	0.85%	20.49%	to	20.73%
2018	7	$ 17.01	to	$ 16.83	$ 126	1.38%	0.65%	to	0.85%	(16.73) %	to	(16.57) %
2017	8	$ 20.42	to	$ 20.17	$ 162	0.72%	0.65%	to	0.85%	9.59%	to	9.81%
2016	8	$ 18.64	to	$ 18.37	$ 146	0.56%	0.65%	to	0.85%	15.90%	to	16.13%
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
2020	186	$ 21.80	to	$ 11.47	$ 2,594	2.51%	0.49%	to	0.85%	4.34%	to	4.71%
2019	153	$ 20.89	to	$ 10.95	$ 2,198	1.59%	0.49%	to	0.85%	5.00%	to	5.38%
2018	92	$ 19.90	to	$ 10.39	$ 1,482	2.37%	0.49%	to	0.85%	(0.40) %	to	(0.04) %
2017	85	$ 19.98	to	$ 10.40	$ 1,423	2.39%	0.49%	to	0.85%	1.07%	to	1.43%
2016	92	$ 19.77	to	$ 12.21	$ 1,566	2.30%	0.65%	to	0.85%	0.74%	to	0.95%
FEDERATED HERMES MANAGED VOLATILITY FUND II
2020	4	$ 26.17	to	$ 26.17	$ 93	2.73%	0.85%	to	0.85%	0.08%	to	0.08%
2019	4	$ 26.15	to	$ 26.15	$ 106	2.07%	0.85%	to	0.85%	19.21%	to	19.21%
2018	4	$ 21.94	to	$ 21.94	$ 92	1.55%	0.85%	to	0.85%	(9.27) %	to	(9.27) %
2017	1	$ 24.18	to	$ 24.18	$ 31	3.84%	0.85%	to	0.85%	17.11%	to	17.11%
2016	1	$ 20.65	to	$ 20.65	$ 26	4.76%	0.85%	to	0.85%	6.78%	to	6.78%
FRANKLIN SMALL CAP VALUE VIP FUND
2020	32	$ 23.62	to	$ 14.94	$ 598	1.63%	0.49%	to	0.85%	4.29%	to	4.64%
2019	32	$ 22.65	to	$ 14.28	$ 578	1.06%	0.49%	to	0.85%	25.28%	to	25.74%
2018	36	$ 18.08	to	$ 11.35	$ 540	0.77%	0.49%	to	0.85%	(13.62) %	to	(13.31) %
2017	24	$ 20.93	to	$ 13.10	$ 482	0.54%	0.49%	to	0.85%	9.71%	to	10.11%
2016	29	$ 19.08	to	$ 11.89	$ 513	0.83%	0.49%	to	0.85%	29.09%	to	29.55%
GREAT-WEST BOND INDEX FUND
(Effective date 04/30/2018)
2020	96	$ 11.61	to	$ 11.67	$ 1,117	1.54%	0.49%	to	0.69%	6.41%	to	6.69%
2019	60	$ 10.91	to	$ 10.94	$ 653	1.22%	0.49%	to	0.69%	7.34%	to	7.56%
2018	4	$ 10.16	to	$ 10.17	$ 36	0.66%	0.49%	to	0.65%	1.63%	to	1.75%
GREAT-WEST CONSERVATIVE PROFILE FUND
(Effective date 04/30/2018)
2020	136	$ 11.56	to	$ 11.56	$ 1,568	2.39%	0.65%	to	0.65%	7.52%	to	7.52%
2019	72	$ 10.75	to	$ 10.75	$ 776	2.20%	0.65%	to	0.65%	10.81%	to	10.81%
2018	72	$ 9.70	to	$ 9.70	$ 696	2.91%	0.60%	to	0.60%	(2.98) %	to	(2.98) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

GREAT-WEST INTERNATIONAL INDEX FUND
(Effective date 04/30/2019)
2020	13	$11.39	to	$11.39	$152	12.48%	0.65%	to	0.69%	6.78%	to	6.85%
2019	1	$10.67		$10.67	$16	2.42%	0.65%	to	0.65%	6.66%	to	6.66%
GREAT-WEST LIFETIME 2015 FUND
(Effective date 4/30/2018)
2020	4	$12.09	to	$12.09	$50	1.98%	0.65%	to	0.65%	10.28%	to	10.28%
GREAT-WEST LIFETIME 2020 FUND
(Effective date 4/30/2018)
2020	5	$12.17	to	$12.17	$66	2.08%	0.65%	to	0.65%	10.59%	to	10.59%
GREAT-WEST LIFETIME 2025 FUND
(Effective date 4/30/2018)
2020	4	$12.34	to	$12.34	$48	0.32%	0.65%	to	0.65%	11.51%	to	11.51%
GREAT-WEST LIFETIME 2030 FUND
(Effective date 4/30/2018)
2020	2	$12.45	to	$12.45	$23	2.26%	0.65%	to	0.65%	11.88%	to	11.88%
GREAT-WEST MID CAP VALUE FUND
(Effective date 04/29/2016)
2020	3	$13.73	to	$13.84	$38	0.82%	0.49%	to	0.65%	(0.99) %	to	(0.82) %
2019	3	$13.87	to	$13.95	$38	0.18%	0.49%	to	0.65%	19.72%	to	19.91%
2018	3	$11.59	to	$11.64	$32	4.49%	0.49%	to	0.65%	(12.88) %	to	(12.74) %
2017	3	$13.30	to	$13.33	$37	9.12%	0.49%	to	0.65%	16.23%	to	16.41%
GREAT-WEST MODERATE PROFILE FUND
(Effective date 04/30/2018)
2020	255	$12.12	to	$12.17	$3,099	1.69%	0.49%	to	0.65%	10.50%	to	10.67%
2019	246	$10.97	to	$11.00	$2,707	1.43%	0.49%	to	0.65%	16.76%	to	16.94%
2018	9	$9.39	to	$9.39	$85	2.19%	0.65%	to	0.65%	(6.06) %	to	(6.06) %
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
(Effective date 04/30/2018)
2020	8	$12.28	to	$12.28	$104	2.19%	0.65%	to	0.65%	11.06%	to	11.06%
2019	9	$11.06	to	$11.06	$97	1.24%	0.65%	to	0.65%	19.56%	to	19.56%
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
(Effective date 04/30/2018)
2020	130	$11.81	to	$11.81	$1,534	1.56%	0.65%	to	0.65%	8.83%	to	8.83%
2019	59	$10.85	to	$10.85	$643	2.14%	0.65%	to	0.65%	13.71%	to	13.71%
2018	20	$9.54	to	$9.54	$191	1.95%	0.65%	to	0.65%	(4.61) %	to	(4.61) %
GREAT-WEST MULTI-SECTOR BOND FUND
(Effective date 04/29/2016)
2020	93	$12.59	to	$12.80	$1,193	3.62%	0.49%	to	0.85%	8.17%	to	8.59%
2019	81	$11.79	to	$11.79	$955	1.66%	0.49%	to	0.49%	11.19%	to	11.19%
2018	82	$10.61	to	$10.61	$871	3.08%	0.49%	to	0.49%	(3.58) %	to	(3.58) %
2017	10	$11.00	to	$11.00	$115	2.25%	0.49%	to	0.49%	5.76%	to	5.76%
2016	1	$10.40	to	$10.40	$11	0.59%	0.49%	to	0.49%	4.01%	to	4.01%
GREAT-WEST REAL ESTATE INDEX FUND
(Effective date 04/30/2019)
2020	8	$9.29	to	$9.29	$78	1.79%	0.65%	to	0.65%	(12.14) %	to	(12.14) %
2019	8	$10.57	to	$10.57	$89	0.00%	0.65%	to	0.65%	5.73%	to	5.73%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

GREAT-WEST SECUREFOUNDATION® BALANCED FUND
2020	1,239	$15.06	to	$15.42	$18,891	2.32%	0.49%	to	0.85%	12.97%	to	13.39%
2019	1,251	$13.33	to	$13.60	$16,852	1.99%	0.49%	to	0.85%	16.80%	to	17.22%
2018	1,259	$11.41	to	$11.52	$14,496	1.99%	0.65%	to	0.85%	(6.13) %	to	(5.94) %
2017	1,301	$12.16	to	$12.25	$15,931	2.05%	0.65%	to	0.85%	11.99%	to	12.21%
2016	1,001	$10.86	to	$10.91	$10,921	2.04%	0.65%	to	0.85%	7.80%	to	8.02%
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
(Effective date 04/28/2017)
2020	4	$17.55	to	$17.68	$74	0.00%	0.49%	to	0.69%	23.26%	to	23.53%
2019	14	$14.25	to	$14.31	$201	0.01%	0.49%	to	0.65%	30.43%	to	30.64%
2018	17	$10.93	to	$10.96	$186	0.09%	0.49%	to	0.65%	(2.97) %	to	(2.80) %
INVESCO OPPENHEIMER V.I. GLOBAL FUND
2020	32	$53.41	to	$19.94	$1,195	0.76%	0.49%	to	0.85%	26.57%	to	27.00%
2019	33	$42.20	to	$15.70	$958	0.91%	0.49%	to	0.85%	30.67%	to	31.14%
2018	38	$32.30	to	$11.97	$962	0.96%	0.49%	to	0.85%	(13.92) %	to	(13.61) %
2017	41	$37.52	to	$13.78	$1,238	0.93%	0.65%	to	0.85%	35.51%	to	35.78%
2016	40	$27.69	to	$10.15	$945	1.07%	0.65%	to	0.85%	(0.76) %	to	(0.57) %
INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND
2020	21	$18.25	to	$14.08	$321	1.03%	0.49%	to	0.85%	20.43%	to	20.95%
2019	25	$15.15	to	$11.64	$317	1.11%	0.49%	to	0.85%	27.52%	to	27.97%
2018	28	$11.88	to	$9.10	$302	0.87%	0.49%	to	0.85%	(20.10) %	to	(19.81) %
2017	28	$14.87	to	$11.35	$386	1.48%	0.49%	to	0.85%	25.22%	to	25.67%
2016	25	$11.87	to	$9.03	$276	1.16%	0.49%	to	0.85%	(2.94) %	to	(2.60) %
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND
2020	10	$17.89	to	$18.32	$182	0.66%	0.49%	to	0.85%	18.90%	to	19.37%
2019	6	$15.05	to	$15.35	$84	0.16%	0.49%	to	0.85%	25.40%	to	25.86%
2018	7	$12.15	to	$12.19	$83	0.29%	0.49%	to	0.85%	(11.09) %	to	(10.80) %
2017	6	$13.50	to	$13.67	$81	0.91%	0.49%	to	0.85%	13.19%	to	13.60%
2016	6	$12.07	to	$12.03	$70	0.51%	0.49%	to	0.85%	17.05%	to	17.47%
INVESCO V.I. COMSTOCK FUND
2020	9	$25.24	to	$22.61	$210	1.82%	0.65%	to	0.85%	(1.69) %	to	(1.50) %
2019	22	$25.67	to	$14.52	$451	1.92%	0.65%	to	0.85%	24.24%	to	24.49%
2018	22	$20.66	to	$11.67	$361	1.65%	0.65%	to	0.85%	(12.91) %	to	(12.73) %
2017	20	$23.73	to	$13.45	$416	1.79%	0.49%	to	0.85%	16.85%	to	17.28%
2016	28	$20.30	to	$11.47	$499	1.55%	0.49%	to	0.85%	16.31%	to	16.73%
INVESCO V.I. CORE EQUITY FUND
2020	3	$39.87	to	$39.87	$129	1.49%	0.85%	to	0.85%	12.87%	to	12.87%
2019	3	$35.32	to	$35.32	$114	0.94%	0.85%	to	0.85%	27.87%	to	27.87%
2018	3	$27.62	to	$27.62	$92	0.80%	0.85%	to	0.85%	(10.16) %	to	(10.16) %
2017	4	$30.74	to	$30.74	$137	1.04%	0.85%	to	0.85%	12.22%	to	12.22%
2016	5	$27.39	to	$27.39	$129	0.77%	0.85%	to	0.85%	9.33%	to	9.33%
INVESCO V.I. GROWTH & INCOME FUND
2020	25	$26.87	to	$15.11	$539	2.34%	0.49%	to	0.85%	1.24%	to	1.62%
2019	32	$26.54	to	$14.87	$703	1.03%	0.49%	to	0.85%	24.13%	to	24.57%
2018	83	$21.38	to	$11.94	$1,325	2.16%	0.49%	to	0.85%	(14.12) %	to	(13.81) %
2017	70	$24.90	to	$13.85	$1,401	1.66%	0.49%	to	0.85%	13.35%	to	13.76%
2016	68	$21.97	to	$12.18	$1,159	1.14%	0.49%	to	0.85%	18.68%	to	19.12%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

INVESCO V.I. HIGH YIELD FUND
2020	11	$25.82	to	$12.28	$134	6.54%	0.49%	to	0.85%	2.46%	to	2.79%
2019	10	$25.20	to	$11.95	$131	4.87%	0.49%	to	0.85%	12.55%	to	12.95%
2018	13	$22.39	to	$10.58	$169	5.31%	0.49%	to	0.85%	(4.18) %	to	(3.83) %
2017	12	$23.37	to	$11.00	$162	3.80%	0.49%	to	0.85%	5.40%	to	5.79%
2016	9	$22.17	to	$10.40	$122	4.23%	0.49%	to	0.85%	10.28%	to	10.67%
INVESCO V.I. INTERNATIONAL GROWTH FUND
2020	28	$19.72	to	$16.94	$529	2.59%	0.65%	to	0.85%	13.03%	to	13.28%
2019	31	$11.98	to	$14.95	$507	1.58%	0.65%	to	0.85%	27.48%	to	27.74%
2018	31	$9.40	to	$11.71	$405	2.07%	0.65%	to	0.85%	(15.73) %	to	(15.53) %
2017	35	$16.23	to	$11.30	$522	1.44%	0.49%	to	0.85%	21.96%	to	22.40%
2016	45	$13.31	to	$9.23	$538	1.52%	0.49%	to	0.85%	(1.29) %	to	(0.93) %
INVESCO V.I. MID CAP CORE EQUITY FUND
2020	4	$27.52	to	$28.17	$115	0.80%	0.65%	to	0.85%	8.34%	to	8.54%
2019	3	$25.40	to	$25.95	$85	0.47%	0.65%	to	0.85%	24.21%	to	24.47%
2018	4	$20.45	to	$20.85	$75	0.52%	0.65%	to	0.85%	(12.10) %	to	(11.92) %
2017	4	$23.27	to	$23.67	$93	0.63%	0.65%	to	0.85%	13.95%	to	14.17%
2016	4	$20.42	to	$10.74	$68	0.08%	0.65%	to	0.85%	12.48%	to	12.71%
INVESCO V.I. SMALL CAP EQUITY FUND
2020	5	$37.53	to	$16.90	$116	0.40%	0.49%	to	0.85%	26.16%	to	26.57%
2019	5	$29.75	to	$13.35	$92	0.00%	0.49%	to	0.85%	25.53%	to	25.98%
2018	8	$23.70	to	$10.60	$106	0.00%	0.49%	to	0.85%	(15.81) %	to	(15.53) %
2017	3	$28.15	to	$12.55	$69	0.00%	0.49%	to	0.85%	13.10%	to	13.51%
2016	2	$24.89	to	$11.05	$39	0.00%	0.49%	to	0.85%	11.12%	to	11.51%
INVESCO V.I. TECHNOLOGY FUND
2020	30	$29.96	to	$11.07	$352	0.00%	0.85%	to	0.85%	44.88%	to	44.85%
2019	31	$7.64	to	$7.64	$235	0.00%	0.85%	to	0.85%	34.73%	to	34.73%
2018	46	$5.67	to	$15.35	$274	0.00%	0.85%	to	0.85%	(1.31) %	to	(1.30) %
2017	50	$15.55	to	$5.74	$303	0.00%	0.85%	to	0.85%	33.99%	to	33.99%
2016	52	$11.61	to	$4.29	$229	0.00%	0.85%	to	0.85%	(1.59) %	to	(1.58) %
IVY VIP INTERNATIONAL CORE EQUITY
2020	14	$11.33	to	$11.44	$160	3.14%	0.49%	to	0.65%	6.52%	to	6.68%
2019	60	$10.64	to	$10.72	$646	1.68%	0.49%	to	0.65%	17.93%	to	18.11%
2018	10	$9.02	to	$9.08	$91	0.66%	0.49%	to	0.65%	(18.35) %	to	(18.22) %
2017	4	$11.10	to	$11.10	$44	0.75%	0.49%	to	0.49%	22.56%	to	22.56%
2016	1	$9.06	to	$9.06	$9	0.87%	0.49%	to	0.49%	0.59%	to	0.59%
JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUTIONAL SHARES
2020	10	$39.32	to	$17.77	$311	2.76%	0.49%	to	0.85%	13.35%	to	13.79%
2019	7	$34.69	to	$15.62	$226	1.44%	0.49%	to	0.85%	21.55%	to	21.99%
2018	18	$28.54	to	$28.54	$506	2.17%	0.85%	to	0.85%	(0.18) %	to	(0.18) %
2017	19	$28.59	to	$28.59	$534	1.62%	0.85%	to	0.85%	17.43%	to	17.43%
2016	19	$24.35	to	$24.35	$455	2.24%	0.85%	to	0.85%	3.72%	to	3.72%
JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES
2020	200	$27.46	to	$17.30	$4,124	2.56%	0.65%	to	0.85%	13.04%	to	13.29%
2019	177	$24.29	to	$15.27	$3,344	1.77%	0.65%	to	0.85%	21.24%	to	21.48%
2018	141	$20.03	to	$12.57	$2,316	1.79%	0.65%	to	0.85%	(0.42) %	to	(0.22) %
2017	131	$20.12	to	$12.60	$2,213	1.39%	0.65%	to	0.85%	17.14%	to	17.37%
2016	126	$17.17	to	$10.73	$1,857	1.94%	0.65%	to	0.85%	3.45%	to	3.65%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
2020	171	$26.55	to	$12.46	$2,283	3.12%	0.49%	to	0.85%	9.55%	to	9.98%
2019	183	$24.24	to	$11.33	$2,262	3.46%	0.49%	to	0.85%	8.65%	to	9.03%
2018	157	$22.31	to	$10.39	$1,823	3.60%	0.49%	to	0.85%	(1.84) %	to	(1.49) %
2017	48	$22.73	to	$10.55	$722	2.94%	0.49%	to	0.85%	2.74%	to	3.12%
2016	51	$22.12	to	$10.23	$757	3.17%	0.49%	to	0.85%	1.60%	to	1.96%
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES
2020	88	$18.08	to	$17.40	$1,518	2.52%	0.65%	to	0.85%	9.32%	to	9.59%
2019	107	$10.95	to	$15.88	$1,700	2.63%	0.65%	to	0.85%	8.36%	to	8.57%
2018	134	$15.27	to	$10.20	$1,979	2.67%	0.65%	to	0.85%	(2.13) %	to	(1.92) %
2017	145	$15.60	to	$10.40	$2,189	2.45%	0.65%	to	0.85%	2.48%	to	2.69%
2016	164	$15.22	to	$10.13	$2,421	2.30%	0.65%	to	0.85%	1.36%	to	1.56%
JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO
2020	27	$37.47	to	$18.12	$738	0.91%	0.65%	to	0.85%	19.04%	to	19.28%
2019	26	$31.48	to	$15.33	$623	0.97%	0.49%	to	0.85%	27.95%	to	28.42%
2018	27	$24.60	to	$11.94	$501	1.12%	0.49%	to	0.85%	(7.66) %	to	(7.33) %
2017	23	$26.64	to	$12.81	$489	0.78%	0.65%	to	0.85%	25.95%	to	26.21%
2016	25	$21.15	to	$10.19	$431	1.08%	0.49%	to	0.85%	1.21%	to	1.58%
JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO INSTITUTIONAL SHARES
2020	7	$39.85	to	$40.38	$280	0.00%	0.49%	to	0.69%	50.16%	to	50.48%
2019	4	$26.83	to	$26.83	$107	0.49%	0.49%	to	0.49%	44.47%	to	44.47%
2018	9	$18.41	to	$18.58	$160	0.96%	0.49%	to	0.69%	0.49%	to	0.69%
2017	5	$18.32	to	$18.45	$87	0.00%	0.49%	to	0.69%	44.10%	to	44.38%
JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES
2020	12	$38.81	to	$39.32	$490	0.00%	0.65%	to	0.85%	49.43%	to	49.75%
2019	9	$25.97	to	$27.18	$248	0.55%	0.65%	to	0.85%	43.59%	to	43.88%
2018	14	$18.71	to	$18.25	$254	1.01%	0.65%	to	0.85%	0.05%	to	0.25%
2017	12	$18.70	to	$18.20	$223	0.00%	0.65%	to	0.85%	43.69%	to	43.98%
JANUS HENDERSON OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
2020	2	$32.33	to	$32.33	$55	1.50%	0.85%	to	0.85%	15.31%	to	15.31%
2019	2	$28.04	to	$28.04	$48	1.78%	0.85%	to	0.85%	25.94%	to	25.94%
2018	3	$22.26	to	$22.26	$57	1.72%	0.85%	to	0.85%	(15.67) %	to	(15.67) %
2017	3	$26.40	to	$26.40	$86	1.65%	0.85%	to	0.85%	30.01%	to	30.01%
2016	4	$20.30	to	$20.30	$89	4.99%	0.85%	to	0.85%	(7.24) %	to	(7.24) %
JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES
2020	17	$12.17	to	$12.17	$206	1.35%	0.85%	to	0.85%	15.03%	to	15.03%
2019	16	$10.58	to	$10.58	$168	1.88%	0.85%	to	0.85%	25.64%	to	25.64%
2018	25	$8.42	to	$8.42	$212	1.82%	0.85%	to	0.85%	(15.86) %	to	(15.86) %
2017	28	$10.01	to	$10.01	$284	1.57%	0.85%	to	0.85%	29.69%	to	29.69%
2016	32	$7.72	to	$7.72	$244	4.70%	0.85%	to	0.85%	(7.49) %	to	(7.49) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

JANUS HENDERSON VIT RESEARCH PORTFOLIO
2020	8	$58.01	to	$58.01	$444	0.59%	0.85%	to	0.85%	31.83%	to	31.83%
2019	8	$44.00	to	$44.00	$343	0.46%	0.85%	to	0.85%	34.37%	to	34.37%
2018	8	$32.74	to	$32.74	$259	0.55%	0.85%	to	0.85%	(3.40) %	to	(3.40) %
2017	8	$33.90	to	$33.90	$271	0.39%	0.85%	to	0.85%	26.80%	to	26.80%
2016	10	$26.73	to	$26.73	$267	0.54%	0.85%	to	0.85%	(0.35) %	to	(0.35) %
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
2020	2	$16.88	to	$17.28	$37	1.04%	0.49%	to	0.85%	12.73%	to	13.08%
2019	2	$14.97	to	$15.28	$33	0.40%	0.49%	to	0.85%	23.52%	to	23.97%
2018	2	$12.12	to	$12.32	$27	0.38%	0.49%	to	0.85%	(12.68) %	to	(12.36) %
2017	2	$13.88	to	$14.06	$33	0.33%	0.49%	to	0.85%	14.26%	to	14.66%
2016	2	$12.15	to	$12.26	$30	0.31%	0.49%	to	0.85%	19.20%	to	19.63%
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
2020	59	$18.08	to	$10.16	$913	2.90%	0.49%	to	0.85%	(2.11) %	to	(1.75) %
2019	59	$18.47	to	$10.34	$917	0.83%	0.49%	to	0.85%	17.14%	to	17.56%
2018	78	$15.77	to	$8.80	$1,041	1.92%	0.49%	to	0.85%	(19.25) %	to	(18.96) %
2017	74	$19.53	to	$10.85	$1,243	1.96%	0.49%	to	0.85%	26.75%	to	27.20%
2016	56	$15.41	to	$8.53	$800	1.03%	0.49%	to	0.85%	19.76%	to	20.20%
LORD ABBETT SERIES SHORT DURATION INCOME PORTFOLIO
(Effective date 4/30/2020)
2020	1	$10.55	to	$10.55	$14	3.24%	0.69%	to	0.69%	5.46%	to	5.46%
LVIP BARON GROWTH OPPORTUNITIES FUND
2020	31	$78.20	to	$23.38	$1,745	0.00%	0.49%	to	0.85%	32.95%	to	33.42%
2019	30	$58.82	to	$17.52	$1,497	0.00%	0.49%	to	0.85%	35.23%	to	35.73%
2018	30	$43.50	to	$12.91	$1,163	0.00%	0.49%	to	0.85%	(4.75) %	to	(4.40) %
2017	37	$45.67	to	$13.50	$1,505	0.00%	0.49%	to	0.85%	26.16%	to	26.62%
2016	42	$36.20	to	$10.66	$1,401	0.54%	0.49%	to	0.85%	4.68%	to	5.05%
MFS VIT UTILITIES SERIES
2020	24	$20.23	to	$14.07	$446	2.44%	0.49%	to	0.85%	4.74%	to	5.09%
2019	26	$19.31	to	$13.39	$452	3.73%	0.49%	to	0.85%	23.74%	to	24.19%
2018	23	$10.61	to	$15.94	$367	1.12%	0.65%	to	0.85%	(0.05) %	to	0.15%
2017	18	$15.61	to	$15.92	$277	4.12%	0.65%	to	0.85%	13.52%	to	13.76%
2016	18	$13.75	to	$13.99	$249	3.59%	0.65%	to	0.85%	10.30%	to	10.52%
MFS VIT II INTERNATIONAL INTRINSIC VALUE PORTFOLIO
2020	51	$36.44	to	$17.87	$1,432	0.85%	0.49%	to	0.85%	19.19%	to	19.64%
2019	59	$30.57	to	$14.94	$1,470	1.27%	0.49%	to	0.85%	24.59%	to	25.05%
2018	82	$24.54	to	$11.95	$1,590	0.88%	0.49%	to	0.85%	(10.49) %	to	(10.17) %
2017	91	$27.41	to	$13.30	$2,110	1.23%	0.49%	to	0.85%	25.75%	to	26.20%
2016	58	$21.80	to	$10.54	$1,201	1.13%	0.49%	to	0.85%	2.96%	to	3.33%
MFS VIT III MID CAP VALUE PORTFOLIO
(Effective date 04/28/2017)
2020	18	$12.93	to	$13.01	$237	1.34%	0.49%	to	0.65%	3.22%	to	3.32%
2019	19	$12.53	to	$12.59	$241	1.30%	0.49%	to	0.65%	30.27%	to	30.48%
2018	20	$9.62	to	$9.65	$191	1.19%	0.49%	to	0.65%	(12.03) %	to	(11.88) %
2017	2	$10.94	to	$10.95	$23	0.11%	0.49%	to	0.65%	9.35%	to	9.47%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO
2020	11	$45.31	to	$45.31	$488	2.94%	0.85%	to	0.85%	(17.56) %	to	(17.56) %
2019	12	$54.96	to	$54.96	$681	1.92%	0.85%	to	0.85%	17.93%	to	17.93%
2018	17	$46.60	to	$46.60	$780	2.67%	0.85%	to	0.85%	(8.50) %	to	(8.50) %
2017	18	$50.93	to	$50.93	$937	1.54%	0.85%	to	0.85%	2.24%	to	2.24%
2016	22	$49.82	to	$49.82	$1,087	1.29%	0.85%	to	0.85%	5.91%	to	5.91%
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO
2020	40	$18.34	to	$18.34	$736	0.22%	0.85%	to	0.85%	(3.66) %	to	(3.66) %
2019	1	$19.04	to	$19.04	$16	0.23%	0.85%	to	0.85%	15.45%	to	15.45%
2018	1	$16.49	to	$16.49	$14	0.23%	0.85%	to	0.85%	(16.20) %	to	(16.20) %
2017	1	$19.68	to	$19.68	$19	0.49%	0.85%	to	0.85%	15.36%	to	15.36%
2016	1	$17.06	to	$17.06	$17	0.25%	0.85%	to	0.85%	15.01%	to	15.01%
NVIT MID CAP INDEX FUND
2020	44	$46.79	to	$17.30	$1,141	1.07%	0.49%	to	0.85%	11.88%	to	12.25%
2019	47	$41.82	to	$15.41	$1,060	1.17%	0.49%	to	0.85%	24.35%	to	24.80%
2018	49	$33.63	to	$12.34	$970	1.17%	0.49%	to	0.85%	(12.32) %	to	(12.00) %
2017	42	$38.36	to	$14.03	$1,057	0.92%	0.49%	to	0.85%	14.60%	to	15.01%
2016	40	$33.47	to	$12.20	$938	1.10%	0.49%	to	0.85%	19.00%	to	19.43%
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
2020	21	$5.95	to	$6.11	$128	6.97%	0.49%	to	0.85%	0.49%	to	0.93%
2019	20	$5.99	to	$6.05	$123	4.51%	0.49%	to	0.69%	10.66%	to	10.90%
2018	20	$5.41	to	$5.46	$110	2.06%	0.49%	to	0.69%	(14.73) %	to	(14.55) %
2017	21	$6.35	to	$6.39	$132	7.36%	0.49%	to	0.69%	1.47%	to	1.65%
2016	2	$6.25	to	$6.29	$10	1.11%	0.49%	to	0.69%	14.37%	to	14.58%
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO
(Effective date 04/28/2017)
2020	9	$11.89	to	$11.89	$102	5.03%	0.49%	to	0.49%	6.20%	to	6.20%
2019	2	$11.20	to	$11.20	$21	4.42%	0.49%	to	0.49%	14.20%	to	14.20%
2018	2	$9.81	to	$9.81	$19	3.40%	0.49%	to	0.49%	(5.20) %	to	(5.20) %
PIMCO VIT HIGH YIELD PORTFOLIO
2020	116	$26.06	to	$13.41	$1,885	5.22%	0.49%	to	0.85%	4.85%	to	5.24%
2019	115	$24.85	to	$12.74	$1,773	4.90%	0.49%	to	0.85%	13.75%	to	14.19%
2018	51	$21.85	to	$11.16	$920	5.09%	0.49%	to	0.85%	(3.48) %	to	(3.13) %
2017	46	$22.63	to	$11.52	$912	4.84%	0.49%	to	0.85%	5.71%	to	6.08%
2016	43	$21.41	to	$10.86	$817	4.86%	0.49%	to	0.85%	11.46%	to	11.90%
PIMCO VIT LOW DURATION PORTFOLIO
2020	263	$14.00	to	$10.70	$3,301	1.30%	0.49%	to	0.85%	2.11%	to	2.47%
2019	267	$13.71	to	$10.44	$3,316	2.75%	0.49%	to	0.85%	3.14%	to	3.52%
2018	249	$13.29	to	$10.08	$3,033	1.92%	0.49%	to	0.85%	(0.51) %	to	(0.15) %
2017	252	$13.36	to	$10.10	$3,085	1.34%	0.49%	to	0.85%	0.50%	to	0.85%
2016	268	$13.29	to	$10.01	$3,308	1.49%	0.49%	to	0.85%	0.54%	to	0.92%
PIMCO VIT REAL RETURN PORTFOLIO
2020	20	$11.85	to	$11.81	$231	1.55%	0.49%	to	0.85%	10.78%	to	11.19%
2019	13	$10.70	to	$10.62	$136	1.66%	0.49%	to	0.85%	7.52%	to	7.90%
2018	13	$9.95	to	$9.84	$129	2.56%	0.49%	to	0.85%	(3.04) %	to	(2.69) %
2017	13	$10.27	to	$10.12	$132	2.24%	0.49%	to	0.85%	2.78%	to	3.15%
2016	9	$9.76	to	$9.81	$92	2.45%	0.49%	to	0.69%	4.48%	to	4.67%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

PIMCO VIT TOTAL RETURN PORTFOLIO
2020	311	$19.01	to	$12.41	$4,822	2.31%	0.49%	to	0.85%	7.74%	to	8.08%
2019	338	$17.64	to	$11.48	$4,830	3.00%	0.49%	to	0.85%	7.44%	to	7.84%
2018	301	$16.42	to	$10.64	$4,126	2.55%	0.49%	to	0.85%	(1.38) %	to	(1.02) %
2017	279	$16.65	to	$10.75	$4,012	2.02%	0.49%	to	0.85%	4.03%	to	4.41%
2016	264	$16.01	to	$10.30	$3,764	2.07%	0.49%	to	0.85%	1.81%	to	2.18%
PIONEER FUND VCT PORTFOLIO
2020	26	$42.09	to	$22.19	$711	0.84%	0.49%	to	0.85%	23.22%	to	23.68%
2019	24	$34.16	to	$17.94	$535	0.71%	0.49%	to	0.85%	30.22%	to	30.69%
2018	7	$26.23	to	$18.65	$146	1.14%	0.65%	to	0.85%	(2.35) %	to	(2.15) %
2017	7	$26.86	to	$19.06	$150	1.16%	0.65%	to	0.85%	20.69%	to	20.93%
2016	8	$22.26	to	$15.76	$152	1.33%	0.65%	to	0.85%	8.89%	to	9.10%
PIONEER MID CAP VALUE VCT PORTFOLIO
2020	6	$19.95	to	$18.69	$128	0.88%	0.85%	to	0.85%	1.01%	to	1.01%
2019	8	$19.75	to	$18.94	$167	1.04%	0.65%	to	0.85%	27.00%	to	27.25%
2018	9	$15.55	to	$14.88	$138	0.45%	0.65%	to	0.85%	(20.18) %	to	(20.02) %
2017	9	$19.49	to	$18.61	$165	0.61%	0.65%	to	0.85%	11.92%	to	12.13%
2016	8	$17.41	to	$16.59	$146	0.48%	0.65%	to	0.85%	15.24%	to	15.48%
PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO
2020	6	$54.81	to	$24.49	$273	0.00%	0.49%	to	0.85%	38.00%	to	38.53%
2019	6	$39.72	to	$17.68	$188	0.00%	0.49%	to	0.85%	31.96%	to	32.43%
2018	12	$30.10	to	$13.35	$216	0.00%	0.49%	to	0.85%	(7.28) %	to	(6.94) %
2017	13	$32.47	to	$14.35	$268	0.08%	0.49%	to	0.85%	28.93%	to	29.40%
2016	8	$25.18	to	$11.09	$155	0.00%	0.49%	to	0.85%	2.86%	to	3.23%
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
2020	5	$42.93	to	$34.14	$178	0.00%	0.85%	to	0.85%	27.42%	to	27.40%
2019	7	$33.69	to	$33.69	$192	0.00%	0.85%	to	0.85%	27.27%	to	27.27%
2018	7	$26.47	to	$21.05	$163	0.00%	0.85%	to	0.85%	(6.03) %	to	(6.04) %
2017	14	$28.17	to	$13.63	$290	0.00%	0.49%	to	0.85%	24.23%	to	24.68%
2016	17	$22.68	to	$10.93	$270	0.00%	0.49%	to	0.85%	2.48%	to	2.84%
PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO
2020	2	$10.21	to	$10.21	$19	0.00%	0.85%	to	0.85%	10.84%	to	10.84%
2019	2	$9.21	to	$9.21	$17	0.00%	0.85%	to	0.85%	9.32%	to	9.32%
2018	2	$8.42	to	$8.42	$15	0.00%	0.85%	to	0.85%	(19.11) %	to	(19.11) %
2017	2	$10.41	to	$10.41	$19	0.00%	0.85%	to	0.85%	(1.38) %	to	(1.38) %
2016	2	$10.56	to	$10.56	$19	0.00%	0.85%	to	0.85%	23.77%	to	23.77%
PUTNAM VT EQUITY INCOME FUND
2020	35	$29.20	to	$17.06	$757	1.92%	0.49%	to	0.85%	4.92%	to	5.28%
2019	49	$27.83	to	$16.20	$1,003	1.57%	0.49%	to	0.85%	29.30%	to	29.77%
2018	37	$21.53	to	$12.48	$625	0.67%	0.49%	to	0.85%	(9.27) %	to	(8.94) %
2017	41	$23.73	to	$13.71	$796	1.68%	0.49%	to	0.85%	17.77%	to	18.19%
2016	47	$20.15	to	$11.60	$800	1.90%	0.49%	to	0.85%	12.69%	to	13.09%
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
(Effective date 04/29/2016)
2020	12	$14.56	to	$14.70	$172	2.27%	0.65%	to	0.85%	11.66%	to	11.85%
2019	12	$13.04	to	$13.14	$153	1.02%	0.65%	to	0.85%	16.42%	to	16.66%
2018	7	$11.26	to	$11.26	$77	2.07%	0.65%	to	0.65%	(7.63) %	to	(7.63) %
2017	7	$12.19	to	$12.19	$84	0.00%	0.65%	to	0.65%	14.92%	to	14.92%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

PUTNAM VT GLOBAL HEALTH CARE FUND
2020	22	$29.13	to	$19.05	$530	0.49%	0.49%	to	0.85%	15.27%	to	15.73%
2019	24	$25.27	to	$16.46	$509	0.00%	0.49%	to	0.85%	29.19%	to	29.66%
2018	28	$19.56	to	$12.70	$491	0.92%	0.49%	to	0.85%	(1.44) %	to	(1.08) %
2017	28	$19.84	to	$12.84	$511	0.52%	0.49%	to	0.85%	14.32%	to	14.74%
2016	32	$17.36	to	$11.19	$519	0.00%	0.49%	to	0.85%	(12.10) %	to	(11.79) %
PUTNAM VT INCOME FUND
2020	37	$12.03	to	$12.17	$442	5.24%	0.49%	to	0.69%	5.28%	to	5.47%
2019	17	$11.45	to	$11.54	$201	3.41%	0.49%	to	0.65%	11.52%	to	11.70%
2018	18	$10.33	to	$10.33	$186	3.21%	0.49%	to	0.49%	(0.13) %	to	(0.13) %
2017	18	$10.34	to	$10.34	$189	0.00%	0.49%	to	0.49%	5.39%	to	5.39%
PUTNAM VT INTERNATIONAL VALUE FUND
2020	6	$11.44	to	$11.44	$65	3.26%	0.49%	to	0.49%	3.72%	to	3.72%
2019	6	$11.03	to	$11.03	$68	3.32%	0.49%	to	0.49%	19.85%	to	19.85%
2018	8	$9.20	to	$9.20	$71	2.21%	0.49%	to	0.49%	(17.79) %	to	(17.79) %
2017	7	$11.19	to	$11.19	$80	1.42%	0.49%	to	0.49%	24.45%	to	24.45%
2016	4	$8.99	to	$8.99	$38	0.00%	0.49%	to	0.49%	0.80%	to	0.80%
PUTNAM VT MORTGAGE SECURITIES FUND
2020	54	$11.90	to	$10.97	$606	10.11%	0.49%	to	0.85%	(2.40) %	to	(2.03) %
2019	61	$12.19	to	$11.20	$708	1.95%	0.49%	to	0.85%	12.25%	to	12.64%
2018	47	$10.86	to	$9.94	$485	2.72%	0.49%	to	0.85%	(1.76) %	to	(1.39) %
2017	48	$11.05	to	$10.08	$503	1.18%	0.49%	to	0.85%	1.11%	to	1.46%
2016	33	$10.93	to	$9.94	$366	2.13%	0.49%	to	0.85%	(0.65) %	to	(0.28) %
PUTNAM VT MULTI-CAP CORE FUND
2020	8	$20.26	to	$20.26	$167	0.74%	0.65%	to	0.65%	16.87%	to	16.87%
2019	5	$17.34	to	$17.49	$95	1.34%	0.49%	to	0.65%	31.15%	to	31.36%
2018	5	$13.22	to	$13.32	$73	1.37%	0.49%	to	0.65%	(8.05) %	to	(7.90) %
2017	8	$14.74	to	$14.46	$123	1.36%	0.49%	to	0.65%	22.35%	to	22.54%
2016	11	$12.05	to	$11.80	$126	1.50%	0.49%	to	0.65%	11.62%	to	11.80%
ROYCE CAPITAL FUND—SMALL-CAP PORTFOLIO
2020	4	$24.06	to	$11.39	$100	0.95%	0.49%	to	0.85%	(8.10) %	to	(7.81) %
2019	4	$26.18	to	$12.35	$91	0.40%	0.49%	to	0.85%	17.43%	to	17.86%
2018	5	$22.30	to	$10.48	$99	0.29%	0.49%	to	0.85%	(9.28) %	to	(8.94) %
2017	5	$24.58	to	$11.50	$118	0.74%	0.49%	to	0.85%	4.22%	to	4.59%
2016	5	$23.58	to	$23.95	$128	1.70%	0.65%	to	0.85%	19.52%	to	19.75%
SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO
2020	829	$12.63	to	$10.09	$9,414	0.30%	0.49%	to	0.85%	(0.59) %	to	(0.16) %
2019	657	$12.70	to	$10.11	$7,892	1.88%	0.49%	to	0.85%	1.04%	to	1.41%
2018	710	$12.57	to	$9.97	$8,301	1.55%	0.49%	to	0.85%	0.66%	to	1.03%
2017	470	$12.48	to	$9.87	$5,523	0.45%	0.49%	to	0.85%	(0.41) %	to	(0.05) %
2016	474	$12.53	to	$9.88	$5,643	0.01%	0.49%	to	0.85%	(0.83) %	to	(0.47) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

SCHWAB S&P 500 INDEX PORTFOLIO
2020	762	$54.39	to	$21.45	$22,796	1.20%	0.49%	to	0.85%	17.27%	to	17.67%
2019	909	$46.38	to	$18.23	$22,537	1.72%	0.49%	to	0.85%	30.37%	to	30.83%
2018	877	$35.57	to	$13.93	$18,992	1.65%	0.49%	to	0.85%	(5.22) %	to	(4.87) %
2017	665	$37.53	to	$14.64	$17,442	1.63%	0.49%	to	0.85%	20.70%	to	21.13%
2016	615	$31.10	to	$12.09	$14,205	1.77%	0.49%	to	0.85%	10.74%	to	11.14%
SCHWAB VIT BALANCED PORTFOLIO
(Effective date 04/29/2016)
2020	8	$12.85	to	$12.97	$99	1.70%	0.49%	to	0.69%	7.45%	to	7.74%
2019	17	$11.96	to	$12.04	$205	1.93%	0.49%	to	0.69%	13.46%	to	13.69%
2018	9	$10.59	to	$10.59	$91	1.34%	0.49%	to	0.49%	(5.10) %	to	(5.10) %
SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO
(Effective date 04/29/2016)
2020	44	$13.86	to	$13.99	$612	2.22%	0.49%	to	0.69%	9.29%	to	9.54%
2019	44	$12.68	to	$12.77	$563	1.85%	0.49%	to	0.69%	17.24%	to	17.47%
2018	46	$10.81	to	$10.87	$498	2.12%	0.49%	to	0.69%	(7.35) %	to	(7.17) %
2017	147	$11.67	to	$11.71	$1,716	0.27%	0.49%	to	0.69%	12.92%	to	13.15%
SCHWAB VIT GROWTH PORTFOLIO
(Effective date 04/29/2016)
2020	3	$14.87	to	$14.87	$42	2.23%	0.49%	to	0.49%	10.79%	to	10.79%
2019	16	$13.32	to	$13.42	$208	1.70%	0.49%	to	0.69%	20.01%	to	20.25%
2018	18	$11.10	to	$11.16	$203	1.34%	0.49%	to	0.69%	(8.99) %	to	(8.80) %
TEMPLETON FOREIGN VIP FUND
2020	15	$12.60	to	$9.20	$159	3.64%	0.49%	to	0.85%	(2.01) %	to	(1.68) %
2019	18	$12.86	to	$9.36	$195	1.62%	0.49%	to	0.85%	11.58%	to	11.98%
2018	34	$11.52	to	$8.36	$338	2.75%	0.49%	to	0.85%	(16.16) %	to	(15.86) %
2017	58	$13.75	to	$9.93	$714	2.77%	0.49%	to	0.85%	15.71%	to	16.13%
2016	72	$11.88	to	$8.55	$771	1.91%	0.49%	to	0.85%	6.27%	to	6.66%
TEMPLETON GLOBAL BOND VIP FUND
2020	34	$9.42	to	$9.48	$317	9.05%	0.49%	to	0.85%	(6.03) %	to	(5.71) %
2019	27	$10.03	to	$10.05	$276	9.18%	0.49%	to	0.85%	1.15%	to	1.51%
2018	80	$9.92	to	$9.90	$791	0.00%	0.49%	to	0.85%	1.07%	to	1.43%
2017	73	$9.82	to	$9.76	$718	0.00%	0.49%	to	0.85%	1.07%	to	1.43%
2016	32	$9.71	to	$9.63	$309	0.00%	0.49%	to	0.85%	2.06%	to	2.44%
THIRD AVENUE VALUE PORTFOLIO VARIABLE SERIES
2020	3	$10.28	to	$11.16	$35	2.87%	0.65%	to	0.85%	(3.25) %	to	(3.08) %
2019	4	$10.63	to	$11.51	$43	0.27%	0.65%	to	0.85%	11.52%	to	11.73%
2018	4	$9.53	to	$10.30	$40	1.72%	0.65%	to	0.85%	(21.02) %	to	(20.86) %
2017	5	$12.07	to	$13.02	$65	0.84%	0.65%	to	0.85%	12.62%	to	12.86%
2016	5	$10.72	to	$11.53	$59	0.91%	0.65%	to	0.85%	11.28%	to	11.50%
TOUCHSTONE VST BOND FUND
2020	72	$15.00	to	$11.82	$1,010	1.71%	0.49%	to	0.85%	8.75%	to	9.16%
2019	80	$13.79	to	$10.83	$1,040	1.34%	0.49%	to	0.85%	9.53%	to	9.92%
2018	79	$12.58	to	$9.85	$931	2.41%	0.49%	to	0.85%	(2.71) %	to	(2.36) %
2017	82	$12.94	to	$10.09	$985	0.00%	0.49%	to	0.85%	2.80%	to	3.17%
2016	70	$12.59	to	$9.78	$810	1.78%	0.49%	to	0.85%	(0.04) %	to	0.32%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

TOUCHSTONE VST COMMON STOCK FUND
2020	8	$45.03	to	$20.59	$313	0.82%	0.49%	to	0.85%	22.64%	to	23.06%
2019	9	$36.72	to	$16.73	$294	0.53%	0.49%	to	0.85%	27.49%	to	27.96%
2018	11	$28.80	to	$13.07	$285	1.24%	0.49%	to	0.85%	(8.83) %	to	(8.50) %
2017	11	$31.59	to	$14.29	$305	0.01%	0.49%	to	0.85%	20.48%	to	20.91%
2016	6	$26.22	to	$26.63	$155	1.77%	0.65%	to	0.85%	10.32%	to	10.54%
TOUCHSTONE VST COMMON STOCK FUND CLASS SC
2020	7	$44.70	to	$20.08	$318	0.48%	0.49%	to	0.85%	22.44%	to	22.89%
2019	17	$36.51	to	$16.34	$415	1.24%	0.49%	to	0.85%	26.22%	to	26.67%
2018	17	$28.93	to	$12.90	$330	0.47%	0.49%	to	0.85%	(8.76) %	to	(8.42) %
2017	7	$31.70	to	$32.26	$232	0.57%	0.65%	to	0.85%	12.68%	to	12.91%
2016	7	$28.13	to	$28.57	$196	0.00%	0.65%	to	0.85%	12.16%	to	12.38%
TOUCHSTONE VST SMALL COMPANY FUND
2020	4	$43.95	to	$19.20	$161	0.15%	0.49%	to	0.85%	17.71%	to	18.15%
2019	5	$37.34	to	$16.25	$176	0.02%	0.49%	to	0.85%	20.37%	to	20.80%
2018	6	$31.02	to	$13.45	$160	0.00%	0.49%	to	0.85%	(8.76) %	to	(8.43) %
2017	5	$34.00	to	$14.69	$153	0.06%	0.49%	to	0.85%	18.12%	to	18.54%
2016	2	$28.79	to	$12.40	$65	0.09%	0.49%	to	0.85%	19.21%	to	19.63%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
2020	12	$25.57	to	$25.92	$318	0.00%	0.49%	to	0.69%	28.71%	to	29.00%
2019	6	$19.87	to	$20.09	$120	0.00%	0.49%	to	0.69%	28.06%	to	28.32%
2018	2	$15.66	to	$15.66	$30	0.00%	0.49%	to	0.49%	0.62%	to	0.62%
2017	2	$15.56	to	$15.56	$27	0.00%	0.49%	to	0.49%	26.97%	to	26.97%
2016	3	$12.26	to	$12.26	$40	0.00%	0.49%	to	0.49%	(10.92) %	to	(10.92) %
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II
2020	12	$25.22	to	$25.22	$294	0.00%	0.65%	to	0.65%	28.46%	to	28.46%
2019	8	$19.63	to	$19.63	$153	0.00%	0.65%	to	0.65%	27.80%	to	27.80%
2018	1	$15.22	to	$15.36	$15	0.00%	0.65%	to	0.85%	(0.01) %	to	0.20%
2017	1	$15.22	to	$15.33	$15	0.00%	0.65%	to	0.85%	26.23%	to	26.48%
2016	6	$12.46	to	$12.12	$75	0.00%	0.65%	to	0.85%	(11.47) %	to	(11.29) %
VANGUARD VIF CAPITAL GROWTH PORTFOLIO
2020	29	$22.71	to	$23.02	$678	1.52%	0.49%	to	0.69%	16.66%	to	16.89%
2019	9	$19.47	to	$19.69	$177	1.10%	0.49%	to	0.69%	25.63%	to	25.88%
2018	9	$15.50	to	$15.64	$137	0.82%	0.49%	to	0.69%	(1.86) %	to	(1.67) %
2017	13	$15.79	to	$15.91	$209	0.47%	0.49%	to	0.69%	27.95%	to	28.20%
2016	4	$12.34	to	$12.41	$48	1.26%	0.49%	to	0.69%	10.08%	to	10.30%
VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO
2020	15	$15.82	to	$16.03	$237	2.54%	0.49%	to	0.69%	11.01%	to	11.22%
2019	9	$14.41	to	$14.41	$132	3.21%	0.49%	to	0.49%	25.08%	to	25.08%
2018	5	$11.52	to	$11.52	$62	2.26%	0.49%	to	0.49%	(9.56) %	to	(9.56) %
2017	12	$12.65	to	$12.74	$154	0.00%	0.49%	to	0.69%	12.39%	to	12.61%
VANGUARD VIF MID-CAP INDEX PORTFOLIO
2020	27	$18.95	to	$19.20	$515	1.58%	0.49%	to	0.69%	17.27%	to	17.52%
2019	33	$16.16	to	$16.34	$542	1.50%	0.49%	to	0.69%	29.97%	to	30.23%
2018	15	$12.43	to	$12.55	$189	1.04%	0.49%	to	0.69%	(9.96) %	to	(9.77) %
2017	13	$13.81	to	$13.91	$181	0.67%	0.49%	to	0.69%	18.27%	to	18.50%
2016	5	$11.68	to	$11.74	$57	1.35%	0.49%	to	0.69%	10.35%	to	10.58%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

VANGUARD VIF REAL ESTATE INDEX PORTFOLIO
2020	16	$14.47	to	$14.66	$238	2.92%	0.49%	to	0.69%	(5.51) %	to	(5.31) %
2019	19	$15.31	to	$15.48	$289	2.96%	0.49%	to	0.69%	27.92%	to	28.18%
2018	11	$11.97	to	$12.08	$127	2.34%	0.49%	to	0.69%	(6.00) %	to	(5.82) %
2017	8	$12.73	to	$12.82	$96	1.86%	0.49%	to	0.69%	4.05%	to	4.26%
2016	4	$12.24	to	$12.30	$52	2.45%	0.49%	to	0.69%	7.62%	to	7.83%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
2020	19	$20.94	to	$21.22	$396	0.72%	0.49%	to	0.69%	22.37%	to	22.56%
2019	16	$17.11	to	$17.31	$274	0.49%	0.49%	to	0.69%	27.23%	to	27.48%
2018	15	$13.45	to	$13.58	$209	0.34%	0.49%	to	0.69%	(7.91) %	to	(7.72) %
2017	11	$14.61	to	$14.71	$159	0.39%	0.49%	to	0.69%	22.62%	to	22.86%
2016	7	$11.91	to	$11.97	$89	0.32%	0.49%	to	0.69%	14.15%	to	14.38%
VAN ECK VIP GLOBAL HARD ASSETS FUND
2020	10	$10.70	to	$10.95	$110	0.82%	0.65%	to	0.85%	17.82%	to	18.00%
2019	11	$9.08	to	$9.28	$104	0.00%	0.65%	to	0.85%	10.60%	to	10.82%
2018	7	$4.85	to	$8.37	$56	0.00%	0.65%	to	0.85%	(29.03) %	to	(28.89) %
2017	20	$11.57	to	$6.92	$214	0.00%	0.49%	to	0.85%	(2.80) %	to	(2.44) %
2016	44	$11.90	to	$7.10	$447	0.36%	0.49%	to	0.85%	42.20%	to	42.70%
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
2020	11	$13.34	to	$13.65	$338	6.33%	0.65%	to	0.85%	7.99%	to	8.25%
2019	18	$12.35	to	$12.61	$223	0.33%	0.65%	to	0.85%	11.67%	to	11.89%
2018	19	$11.06	to	$11.27	$205	8.23%	0.65%	to	0.85%	(6.94) %	to	(6.75) %
2017	22	$11.88	to	$9.56	$260	2.37%	0.49%	to	0.85%	11.30%	to	11.70%
2016	29	$10.68	to	$8.56	$301	0.00%	0.49%	to	0.85%	5.52%	to	5.90%
WELLS FARGO VT DISCOVERY FUND
2020	7	$50.81	to	$29.77	$263	0.00%	0.49%	to	0.85%	61.26%	to	61.86%
2019	3	$31.51	to	$32.25	$96	0.00%	0.65%	to	0.85%	37.84%	to	38.12%
2018	1	$22.86	to	$23.35	$31	0.00%	0.65%	to	0.85%	(7.85) %	to	(7.67) %
2017	1	$14.19	to	$25.29	$35	0.00%	0.65%	to	0.85%	28.04%	to	28.30%
2016	1	$19.37	to	$19.71	$26	0.00%	0.65%	to	0.85%	6.74%	to	6.95%
WELLS FARGO VT OMEGA GROWTH FUND
2020	5	$27.75	to	$27.16	$138	0.00%	0.65%	to	0.85%	42.00%	to	42.28%
2019	5	$19.54	to	$19.09	$100	0.00%	0.65%	to	0.85%	35.89%	to	36.16%
2018	6	$14.38	to	$14.02	$87	0.00%	0.65%	to	0.85%	(0.59) %	to	(0.38) %
2017	6	$14.47	to	$14.08	$93	0.01%	0.65%	to	0.85%	33.46%	to	33.73%
2016	3	$10.84	to	$10.84	$29	0.00%	0.85%	to	0.85%	(0.33) %	to	(0.33) %
WELLS FARGO VT OPPORTUNITY FUND
2020	6	$32.90	to	$30.73	$181	0.47%	0.65%	to	0.85%	19.97%	to	20.24%
2019	6	$27.42	to	$25.56	$162	0.27%	0.65%	to	0.85%	30.36%	to	30.60%
2018	6	$21.03	to	$19.57	$130	0.19%	0.65%	to	0.85%	(7.94) %	to	(7.75) %
2017	7	$22.85	to	$21.22	$180	0.78%	0.65%	to	0.85%	19.42%	to	19.66%
2016	4	$19.13	to	$17.73	$98	2.11%	0.65%	to	0.85%	11.28%	to	11.51%

*	The Investment Division has units that round to less than 1,000 units.

(Concluded)

Great-West Life & Annuity Insurance Company of New York

(A wholly-owned subsidiary of Great-West Life & Annuity Insurance Company)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2020 and 2019 and Related Statutory Statements of Operations, Changes in Capital and Surplus and Cash Flows for Each of Three Years in the Period Ended December 31, 2020 and Report of Independent Registered Public Accounting Firm

Deloitte & Touche LLP 1601 Wewatta Street Suite 400 Denver, CO 80202-3942 USA Tel: 1 303 292 5400 Fax: 1 303 312 4000 www.deloitte.com

INDEPENDENT AUDITORS’ REPORT

To the Board of Directors and Stockholder of

Great-West Life & Annuity Insurance Company of New York

New York, New York

We have audited the accompanying statutory-basis financial statements of Great-West Life & Annuity Insurance Company of New York (the “Company”) (a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company), which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2020, and the related notes to the statutory-basis financial statements.

Management’s Responsibility for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor’s judgment including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the New York State Department of Financial Services.

The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Great-West Life & Annuity Insurance Company of New York as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Great-West Life & Annuity Insurance Company of New York as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services, as described in Note 1 to the statutory-basis financial statements.

Emphasis of Matter

The Company engages in various related-party transaction with affiliates under common control as discussed in Note 1 to the statutory financial statements. The accompanying statutory financial statements are not necessarily indicative of the conditions that would have existed or the results of operations that would prevail if the Company had been operated as an unaffiliated company. Our opinion is not modified with respect to this matter.

Report on Supplemental Schedules

Our 2020 audit was conducted for the purpose of forming an opinion on the 2020 statutory-basis financial statements as a whole. The supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, the supplemental schedule of selected financial data, and the supplemental schedule regarding reinsurance contracts with risk-limiting features as of and for the year ended December 31, 2020 are presented for purposes of additional analysis and are not a required part of the 2020 statutory-basis financial statements. These schedules are the responsibility of the Company’s management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2020 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2020 statutory-basis financial statements as a whole.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado
April 1, 2021

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

December 31, 2020 and 2019

(In Thousands, Except Share Amounts)

	December 31,
	2020	2019

Admitted assets:

Cash and invested assets:

Bonds	$1,868,877	$842,567

Preferred stock	842	—

Mortgage loans (net of allowances of $20 and $20)	238,564	39,456

Contract loans	16,034	19,347

Cash, cash equivalents and short-term investments	516,224	29,568

Securities lending collateral assets	3,794	2,070

Other invested assets	19,670	2,237

Total cash and invested assets	2,664,005	935,245

Investment income due and accrued	14,215	6,728

Premiums deferred and uncollected	384	390

Funds held or deposited with reinsured companies	256,739	—

Current federal income taxes recoverable from affiliate	473	—

Deferred income taxes	3,691	1,087

Due from affiliates	12	2,048

Other assets	4,341	8,298

Assets from separate accounts	674,708	680,648

Total admitted assets	$3,618,568	$1,634,444

See notes to statutory financial statements.	Continued

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

December 31, 2020 and 2019

(In Thousands, Except Share Amounts)

	December 31,
	2020	2019

Liabilities, capital and surplus:

Liabilities:

Aggregate reserves for life policies and contracts	$2,163,678	$815,878

Life and accident and health policy and contract claims	1,360	356

Liability for deposit-type contracts	447,107	1,246

Provision for policyholders’ dividends	1,800	2,300

Asset valuation reserve	8,238	5,239

Interest maintenance reserve	94,771	3,346

Due to parent and affiliates	1,743	4,790

Payable for securities lending collateral	3,794	2,070

Current federal income taxes payable to affiliate	—	13

Other liabilities	32,192	4,862

Liabilities from separate accounts	674,554	680,509

Total liabilities	3,429,237	1,520,609

Contingencies (See Note 15)

Capital and surplus:
Common stock, $1,000 par value; 10,000 shares authorized; 2,500 shares issued and outstanding	2,500	2,500

Gross paid in and contributed surplus	253,014	32,450

Unassigned funds	(66,183)	78,885

Total capital and surplus	189,331	113,835

Total liabilities, capital and surplus	$3,618,568	$1,634,444

See notes to statutory financial statements.	Concluded

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Operations

Years Ended December 31, 2020, 2019 and 2018

(In Thousands)

	Year Ended December 31,
	2020	2019	2018

Income:

Premium income and annuity considerations	$1,653,527	$(395,942)	$267,967

Net investment income	31,020	39,787	50,307

Amortization of interest maintenance reserve	5,230	778	1,236

Commission and expense allowances on reinsurance ceded	6,315	5,750	101

Fee income from separate accounts	1,693	2,713	4,017

Other income	5,459	10,439	10,965

Total income	1,703,244	(336,475)	334,593

Expenses:

Death benefits	7,967	6,745	10,778

Annuity benefits	1,597	4,815	10,660

Surrender benefits	239,470	278,998	222,163

Increase (decrease) in aggregate reserves for life and accident and health policies and contracts	1,347,799	(577,236)	72,545

Other benefits	190	159	221

Total benefits	1,597,023	(286,519)	316,367

Commissions	191,136	12,711	14,482

Other insurance expenses	14,276	13,273	16,251

Net transfers from separate accounts	(49,023)	(69,379)	(10,143)

Interest maintenance reserve reinsurance activity	92,485	(21,652)	—

Total benefits and expenses	1,845,897	(351,566)	336,957

Net (loss) gain from operations before dividends to policyholders, federal income taxes and net realized capital (losses) gains	(142,653)	15,091	(2,364)

Dividends to policyholders	1,498	1,938	2,132

Net (loss) gain from operations after dividends to policyholders and before federal income taxes and net realized (losses) capital gains	(144,151)	13,153	(4,496)

Federal income tax (benefit) expense	316	(13,275)	952

Net (loss) gain from operations before net realized capital (losses) gains	(144,467)	26,428	(5,448)

Net realized capital (losses) gains, less tax benefits of $0, $159, and $46, and transfers to interest maintenance reserve	—	(596)	(176)

Net (loss) income	$(144,467)	$25,832	$(5,624)

See notes to statutory financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Changes in Capital and Surplus

Years Ended December 31, 2020, 2019 and 2018

(In Thousands)

	Year Ended December 31,
	2020	2019	2018

Capital and surplus, beginning of year	$113,835	$81,442	$87,514

Net (loss) income	(144,467)	25,832	(5,624)

Change in net unrealized capital losses, net of income taxes	(86)	—	—

Change in net deferred income taxes	12,812	(12,707)	2,613

Change in non-admitted assets	(10,372)	7,891	(2,271)

Change in asset valuation reserve	(2,999)	2,699	(782)

Surplus paid in	220,564	—	—

Change in surplus as a result of reinsurance	29	8,663	—

Changes in capital and surplus as a result of separate accounts	15	15	(8)

Net change in capital and surplus for the year	75,496	32,393	(6,072)

Capital and surplus, end of year	$189,331	$113,835	$81,442

See notes to statutory financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Cash Flows

Years Ended December 31, 2020, 2019 and 2018

(In Thousands)

	Year Ended December 31,
	2020	2019	2018
Operating activities:

Premium income	$675,322	$207,985	$267,526

Investment income received, net of investment expenses paid	31,407	39,793	50,757

Other miscellaneous income received	18,101	22,959	15,083

Benefit and loss related payments	(248,611)	(289,357)	(233,651)

Net transfers from separate accounts	49,035	72,965	8,903

Commissions, other expenses and taxes paid	(204,826)	(24,982)	(30,893)

Dividends paid to policyholders	(1,998)	(2,239)	(2,632)

Federal income taxes (paid) received, net	(1,911)	8,353	(512)

Net cash provided by operating activities	316,519	35,477	74,581

Investing activities:

Proceeds from investments sold, matured or repaid:

Bonds	119,142	142,434	83,327

Mortgage loans	1,622	25,136	19,705

Other	—	3	394

Cost of investments acquired:

Bonds	(171,055)	(252,696)	(122,177)

Mortgage loans	(4,000)	—	(5,000)

Other	91	(153)	—

Net change in contract loans	403	197	26

Net cash used in investing activities	$(53,797)	$(85,079)	$(23,725)

See notes to statutory financial statements.	Continued

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Cash Flows

Years Ended December 31, 2020, 2019 and 2018

(In Thousands)

	Year Ended December 31,
	2020	2019	2018
Financing and miscellaneous activities:

Capital and paid in surplus	$220,564	$—	$—

Deposit-type contract withdrawals, net of deposits	(50)	(174)	(334)

Other	3,420	(204)	1,215

Net cash provided by (used in) financing and miscellaneous activities	223,934	(378)	881

Net increase (decrease) in cash, cash equivalents and short-term investments	486,656	(49,980)	51,737

Cash, cash equivalents and short-term investments:

Beginning of year	29,568	79,548	27,811

End of year	$516,224	$29,568	$79,548

In 2020, non-cash transfers of $1,193 million of assets and liabilities occurred as a part of the MassMutual transaction. In 2019, non-cash transfers of $646 million of assets and liabilities occurred as a part of the Protective transaction. Refer to Note 8 for further information on the MassMutual and Protective transactions.

See notes to statutory financial statements.	Concluded

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

1. Organization and Significant Accounting Policies

Great-West Life & Annuity Insurance Company of New York (the “Company”) is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”). GWL&A is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. LLC (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”), a Canadian holding company. The Company is incorporated as a stock life insurance company in the State of New York and is subject to regulation by the New York State Department of Financial Services (the “Department”). The Company is authorized to engage in the sale of life insurance, accident and health insurance and annuity products in the State of New York and Illinois.

Effective December 31, 2020, the Company completed the acquisition, via indemnity reinsurance (“the MassMutual transaction”), of the retirement services business of Massachusetts Mutual Life Insurance Company (“MassMutual”). The Company has now assumed the economics and risks associated with the reinsurance business. Per the transaction agreement, the Company acquired Statutory assets equal to liabilities. The business assumed is primarily group annuities. See Note 8 for further discussion of the MassMutual transaction.

Effective June 1, 2019, the Company completed the sale, via indemnity reinsurance (the “Protective transaction”), of substantially all of its individual life insurance and annuity business to Protective Life and Annuity Insurance Company (“Protective”) who now assumes the economics and risks associated with the reinsured business. Per the transaction agreement, the Company transferred Statutory assets equal to liabilities. The business transferred included bank-owned and corporate-owned life insurance, single premium life insurance, individual annuities as well as closed block life insurance and annuities. The Company will retain a block of participating life insurance policies, which are now administered by Protective. Post-transaction, the Company will focus on the defined contribution retirement and asset management markets.

The statutory financial statements have been prepared from the separate records maintained by the Company and may not necessarily be indicative of the conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company.

Accounting policies and use of estimates

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the Department. The Department requires that insurance companies domiciled in the State of New York prepare their statutory financial statements in accordance with the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviations prescribed or permitted by the State of New York Superintendent of Financial Services.

The Department recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the New York Insurance Law. The NAIC SAP has been adopted as a component of prescribed or permitted practices by the Department. The Department has adopted certain prescribed accounting practices that differ from those found in NAIC SAP. Specifically, for New York domiciled companies, the amount of ceded reserves are limited to the amount of direct reserves while NAIC SAP does not have this specific requirement.

A reconciliation of the Company’s capital and surplus and statutory net income between NAIC SAP and practices prescribed by the Department, and the resulting tax impacts, are shown below.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

	Statutory Capital and Surplus		Statutory Net (Loss) Income
	December 31,		Year ended December 31,
	2020	2019	2020	2019	2018

New York prescribed basis	$ 189,331	$ 113,835	$(144,467)	$ 25,832	$(5,624)

State prescribed practices, ceded reserves

Ceded reserves	1,061	1,337	(277)	(260)	332

Current income taxes on ceded reserves	(344)	(377)	33	(41)	107

Deferred taxes	(223)	(281)	58	(281)	—

Reduction to non-admit deferred taxes	156	226	(70)	226	—

NAIC SAP basis	$189,981	$114,740	$(144,723)	$25,476	$(5,185)

Statutory accounting principles vary in some respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant of these differences are as follows:

•

Bonds, including loan-backed and structured securities (collectively referred to as “bonds”), are carried at statutory adjusted carrying value in accordance with the National Association of Insurance Commissioners (“NAIC”) designation of the security. Carrying value is amortized cost, unless the bond is either (a) designated as a six, in which case it is the lower of amortized cost or fair value or (b) required to be carried at fair value due to the structured securities ratings methodology. Under GAAP, bonds are carried at amortized cost for securities classified as held-to-maturity and fair value for securities classified as available-for-sale and held-for-trading.

•	Perpetual preferred stock is recorded at fair value not to exceed the currently effective call price. Under GAAP, perpetual preferred stock is recorded at fair value.

•

Short-term investments include all investments whose remaining maturities, at the time of acquisition, are three months to one year. Under GAAP, short-term investments include securities purchased with investment intent and with remaining maturities, at the time of acquisition, of one year or less.

•

As prescribed by the NAIC, the asset valuation reserve (“AVR”) is computed in accordance with a prescribed formula and represents a provision for possible non-interest related fluctuations in the value of bonds, equity securities, mortgage loans and other invested assets. Changes to the AVR are charged or credited directly to unassigned surplus. This type of reserve is not necessary or required under GAAP.

•

As prescribed by the NAIC, the interest maintenance reserve (“IMR”) consists of net accumulated unamortized realized capital gains and losses, net of income taxes, on sales or interest related impairments of bonds and mortgage loans attributable to changes in the general level of interest rates. Such gains or losses are initially deferred and then amortized into income over the remaining period to maturity, based on groupings of individual securities sold in five-year bands. An IMR asset is designated as a non-admitted asset and is recorded as a reduction to capital and surplus. Under GAAP, realized gains and losses are recognized in income in the period in which a security is sold.

•

As prescribed by the NAIC, an other-than-temporary impairment (“OTTI”) is recorded (a) if it is probable that the Company will be unable to collect all amounts due according to the contractual terms in effect at the date of acquisition, (b) if the Company has the intent to sell the investment or (c) for non-interest related declines in value and where the Company does not have the intent and ability at the reporting date, to hold the bond until its recovery. Under GAAP, if either (a) management has the intent to sell a bond investment or (b) it is more likely than not the Company will be required to sell a bond investment

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the bond investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the bond investment prior to impairment) is less than the amortized cost basis of the bond investment (referred to as the credit loss portion), an OTTI is considered to have occurred.

Under GAAP, total OTTI is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings through realized capital losses; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in accumulated other comprehensive income (loss). As prescribed by the NAIC, non-interest related OTTI is only bifurcated on loan-backed and structured securities. Factors related to interest and other components do not have a financial statement impact and are disclosed in “Unrealized losses and OTTI” in the notes to the statutory financial statements.

•

Derivatives that qualify for hedge accounting are carried at the same valuation method as the underlying hedged asset, while derivatives that do not qualify for hedge accounting are carried at fair value. Under GAAP, all derivatives, regardless of hedge accounting treatment, are recorded on the balance sheet in other assets or other liabilities at fair value. As prescribed by the NAIC, for those derivatives which qualify for hedge accounting, the change in the carrying value or cash flow of the derivative is recorded consistently with how the changes in the carrying value or cash flow of the hedged asset, liability, firm commitment or forecasted transaction are recorded. Under GAAP, if the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income and are recognized in the income statements when the hedged item affects earnings. Changes in fair value resulting from foreign currency translations are recorded in either AOCI or net investment income, consistent with where they are recorded on the underlying hedged asset or liability. Changes in the fair value, including changes resulting from foreign currency translations, of derivatives not eligible for hedge accounting or where hedge accounting is not elected and the over effective portion of cash flow hedges are recognized in investment gains (losses) as a component of net income in the period of the change. Realized foreign currency transactional gains and losses on derivatives subject to hedge accounting are recorded in net investment income, whereas those on derivatives not subject to hedge accounting are recorded in investment gains (losses). As prescribed by the NAIC, upon termination of a derivative that qualifies for hedge accounting, the gain or loss is recognized in income in a manner that is consistent with the hedged item. Alternatively, if the item being hedged is subject to IMR, the gain or loss on the hedging derivative is realized and is subject to IMR upon termination. Under GAAP, gains or losses on terminated contracts that are effective hedges are recorded in earnings in net investment income or other comprehensive income. The gains or losses on terminated contracts where hedge accounting is not elected, or contracts that are not eligible for hedge accounting, are recorded in investment gains (losses).

•

Acquisition costs, such as commissions and other costs incurred in connection with acquiring new business, are charged to operations as incurred, rather than deferred and amortized over the lives of the related contracts as under GAAP.

•

Deferred income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s statutory financial statements or tax returns. Deferred income tax assets are subject to limitations prescribed by statutory accounting principles. The change in deferred income taxes is treated as a component of the change in unassigned funds, whereas under GAAP deferred taxes are included in the determination of net income.

•

Certain assets, including various receivables, furniture and equipment and prepaid assets, are designated as non-admitted assets and are recorded as a reduction to capital and surplus, whereas they are recorded as assets under GAAP.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

•

Aggregate reserves for life policies and contracts are based on statutory mortality and interest requirements and without consideration of withdrawals, which differ from reserves established under GAAP that are based on assumptions using Company experience for mortality, interest, and withdrawals.

•

The policyholder’s share of net income on participating policies that has not been distributed to participating policyholders is included in capital and surplus in the statutory financial statements. For GAAP, these amounts are reported as a liability with a charge to net income.

•

Changes in separate account values from cash transactions are recorded as premium income and benefit expenses whereas they do not impact the statement of operations under GAAP and are presented only as increases or decreases to account balances.

•

Benefit payments and the related decrease in policy reserves are recorded as expenses for all contracts subjecting the Company to any mortality risk. Under GAAP, such benefit payments for life and annuity contracts without significant mortality risks are recorded as direct reductions to the policy reserve liability.

•

Premium receipts and the related increase in policy reserves are recorded as revenues and expenses, respectively, for all contracts subjecting the Company to any mortality risk. Under GAAP, such premium receipts for life and annuity contracts without significant mortality risks are recorded as direct credits to the policy reserve liability.

•	Comprehensive income and its components are not presented in the statutory financial statements.

•

The Statutory Statement of Cash Flows is presented based on a prescribed format for statutory reporting. For purposes of presenting statutory cash flows, cash includes short-term investments. Under GAAP, the statement of cash flows is typically presented based on the indirect method and cash excludes short-term investments.

•

For statutory accounting purposes, policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves. Losses generated in certain reinsurance transaction are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business. As prescribed by the Department, ceded reserves are limited to the amount of direct reserves. Under GAAP, ceded future policy benefits and contract owner liabilities are reported as reinsurance recoverables. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the balance sheet and are stated net of allowance for uncollectible reinsurance, which are charged to earnings. Cost of reinsurance (i.e. the net cash flows which include reinsurance premiums, ceding commissions, etc.) are deferred and amortized over the remaining life of the business.

•

For statutory accounting, business combinations must either create a parent-subsidiary relationship (statutory purchase) or there must be an exchange of equity with one surviving entity (statutory merger). Under GAAP, an integrated set of activities and assets that are capable of being conducted and managed for the purpose of providing economic benefits to its investors can meet the definition of a business. As such, under GAAP, certain reinsurance agreements could be accounted for as a business acquisition.

The preparation of financial statements in conformity with statutory accounting principles requires the Company’s management to make a variety of estimates and assumptions. These estimates and assumptions affect, among other things, the reported amounts of admitted assets and liabilities, the disclosure of contingent liabilities and the reported amounts of revenues and expenses. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments in the absence of quoted market values, impairment of investments, valuation of policy benefit liabilities and the valuation of deferred tax assets. Actual results could differ from those estimates.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Impact of COVID-19 on significant judgments, estimates and assumptions

Beginning in January 2020, the outbreak of a virus known as COVID-19 and ensuing global pandemic have resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and significant market uncertainty. In the first quarter of 2020, global financial markets experienced material and rapid declines and significant volatility; however, following March 31, 2020, the markets have experienced recoveries. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 pandemic continues to be unknown at this time, as is the efficacy of the government and central bank interventions. The results of the Company reflect management’s judgments regarding the impact of prevailing market conditions.

Significant statutory accounting policies

Investments

Investments are reported as follows:

•	In accordance with the NAIC SAP, the adjusted carrying value amounts of certain assets are gross of non-admitted assets.

•

Bonds are carried at statutory adjusted carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the bond is either (a) designated as a six, in which case it is the lower of amortized cost or fair value or (b) required to be carried at fair value due to the structured securities ratings methodology. The Company recognizes the acquisition of its public bonds on a trade date basis and its private placement investments on a funding date basis. Bonds containing call provisions, except make-whole call provisions, are amortized to the call or maturity value/date which produces the lowest asset value. Make-whole call provisions, which allow the bond to be called at any time, are not considered in determining the timeframe for amortizing the premium or discount unless the Company has information indicating the issuer is expected to invoke the make-whole call provision.

Premiums and discounts are recognized as a component of net investment income using the effective interest method. Realized gains and losses not subject to IMR are included in net realized capital gains (losses).

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly, and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments. Prepayment assumptions are based on the average of recent historical prepayments and are obtained from broker/dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method.

•	Perpetual preferred stocks are carried at fair value not to exceed the currently effective call price.
•

Mortgage loans consist primarily of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts and allowances for credit losses. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums and discounts are amortized to net investment income using the effective interest method. Prepayment penalty and origination fees are recognized in net investment income upon receipt.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The Company actively manages its mortgage loan portfolio by completing ongoing comprehensive analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations and general market conditions. On a quarterly basis, the Company reviews the above primary credit quality indicators in its internal risk assessment of loan impairment and credit loss. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•	Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.
•

Non-performing - generally indicates there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are evaluated for impairment.

The adequacy of the Company’s allowance for credit loss is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage allowance for credit loss and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management’s periodic evaluation and assessment of the adequacy of the mortgage allowance for credit loss and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Risk is mitigated primarily through first position collateralization, guarantees, loan covenants and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectible. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. The accrual of interest is discontinued when concerns exist regarding the realization of loan principal or interest. The Company resumes interest accrual on loans when a loan returns to current status or under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring (“TDR”). In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

Additionally, the Company considers the temporary relief granted by the Statutory Accounting Principles Working Group (“SAPWG”) in response to the Coronavirus, Aid, Relief, and Economic Security Act (the “CARES Act”). The relief gives temporary statutory exception for impairment assessment on bank loans, mortgage loans and investment products with underlying mortgage loans due to situations as a result of COVID-19 including the forbearance or modification of mortgage loan payments. SAPWG also granted practical expedients in determining whether a modification is a concession (insignificant) or if it is a TDR. The provisions of these guidance are applicable through the earlier of January 1, 2022, or 60 days after the date on which the national emergency concerning COVID–19 terminates.

•	Contract loans are carried at their unpaid balance. Contract loans are fully collateralized by the cash surrender value of the associated insurance policy.

•

Short-term investments include all investments whose remaining maturities, at the time of acquisition, are three months to one year. Cash equivalent investments include all investments whose remaining maturities, at the time of acquisition, are three months or less. Both short-term and cash equivalent investments, excluding money market mutual funds, are stated at

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

amortized cost, which approximates fair value. Cash equivalent investments also include highly liquid money market funds that are traded in an active market and are carried at fair value.

•

The Company participates in a securities lending program in which the Company lends securities that are held as part of its general account investment portfolio to third parties. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The borrower can return and the Company can request the loaned securities be returned at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as secured borrowings. The securities on loan are included within bonds and short-term investments in the accompanying Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default. The Company generally requires initial cash collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. Some cash collateral is reinvested in money market funds and short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities. Reinvested cash collateral is reported in securities lending reinvested collateral assets, with a corresponding liability in payable for securities lending collateral. Collateral that cannot be sold or repledged is excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

•

Surplus notes, which are recorded in other invested assets, are carried at statutory carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the surplus note is designated a NAIC three to six, in which case it is reported at the lower of amortized cost or fair value.

•

The Company’s OTTI accounting policy requires that a decline in the value of a bond below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. An OTTI is recorded (a) if it is probable that the Company will be unable to collect all amounts due according to the contractual terms in effect at the date of acquisition, (b) if the Company has the intent to sell the investment or (c) for non-interest related declines in value and where the Company does not have the intent and ability at the reporting date, to hold the bond until its recovery. Management considers a wide range of factors, as described below, regarding the bond issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery. Inherent in management’s evaluation of the bond are assumptions and estimates about the operations and ability to generate future cash flows. While all available information is taken into account, it is difficult to predict the ultimate recoverable amount from a distressed or impaired bond.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	The extent to which estimated fair value is below cost;
•	Whether the decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area;
•	The length of time for which the estimated fair value has been below cost;
•	Downgrade of a bond investment by a credit rating agency;
•	Deterioration of the financial condition of the issuer;
•	The payment structure of the bond investment and the likelihood of the issuer being able to make payments in the future; and
•	Whether dividends have been reduced or eliminated or scheduled interest payments have not been made.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

For loan-backed and structured securities, if management does not intend to sell the bond and has the intent and ability to hold the bond until recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the bond prior to impairment) is less than the amortized cost basis of the bond (referred to as the non-interest loss portion), an OTTI is considered to have occurred. In this instance, total OTTI is bifurcated into two components: the amount related to the non-interest loss is recognized in current period earnings through realized capital gains (losses); and the amount attributed to other factors does not have any financial impact and is disclosed only in the notes to the statutory financial statements. The calculation of expected cash flows utilized during the impairment evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics and current levels of subordination.

For bonds not backed by other loans or assets, if management does not intend to sell the bond and has the intent and ability to hold but does not expect to recover the entire cost basis, an OTTI is considered to have occurred. A charge is recorded in net realized capital gains (losses) equal to the difference between the fair value and cost or amortized cost basis of the bond. After the recognition of an OTTI, the bond is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in net income. The difference between the new amortized cost basis and the expected future cash flows is accreted into net investment income. The Company continues to estimate the present value of cash flows expected to be collected over the life of the bond.

Fair value

Certain assets and liabilities are recorded at fair value on the Company’s Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company’s assets and liabilities have been categorized based upon the following fair value hierarchy:

•

Level 1 inputs which are utilized for general and separate account assets and liabilities, utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Financial assets utilizing Level 1 inputs include certain mutual funds.

•

Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs, which are utilized for general and separate account assets and liabilities, include quoted prices for similar assets and liabilities in active markets and inputs, other than quoted prices, that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For general and separate account assets and liabilities, inputs include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

¡	Derivative instruments - trading activity, swap curves, credit spreads, currency volatility, net present value of cash flows and news sources.

¡

Separate account assets and liabilities - various index data and news sources, amortized cost (which approximates fair value), trading activity, swap curves, credit spreads, recovery rates, restructuring, net present value of cash flows and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•

Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities are obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3.

The fair value of certain investments in the separate accounts are estimated using net asset value per share as a practical expedient, and are excluded from the fair value hierarchy levels in Note 5. These net asset values are based on the fair value of the underlying investments, less liabilities.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability

Overall, transfers between levels are attributable to a change in the observability of inputs. Assets and liabilities are transferred to a lower level in the hierarchy when a significant input cannot be corroborated with market observable data. This may occur when market activity decreases and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred to a higher level in the hierarchy when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity including recent trades, a specific event, or one or more significant input(s) becoming observable.

In some instances, securities are priced using external broker quotes. In most cases, when broker quotes are used as pricing inputs, more than one broker quote is obtained. External broker quotes are reviewed internally by comparing the quotes to similar securities in the public market and/or to vendor pricing, if available. Additionally, external broker quotes are compared to market reported trade activity to ascertain whether the price is reasonable, reflective of the current market prices, and takes into account the characteristics of the Company’s securities.

Derivative financial instruments

The Company enters into derivative transactions which include the use of cross-currency swaps and foreign currency forwards. The Company uses these derivative instruments to manage foreign currency exchange rate risk associated with its invested assets. Derivative instruments are not used for speculative reasons. The Company’s derivatives are cleared and settled through a bilateral contracts between the Company and a counterparty.

Derivatives are reported as other invested assets or other liabilities. Although some derivatives are executed under a master netting arrangement, the Company does not offset in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus the carrying value of those derivative instruments and the related cash collateral or net derivative receivables and payables executed with the same counterparty under the same master netting arrangement. Derivatives that qualify for hedge accounting

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

treatment are valued using the valuation method (either amortized cost or fair value) consistent with the underlying hedged asset or liability. At inception of a derivative transaction, the hedge relationship and risk management objective is documented and the designation of the derivative is determined based on specific criteria of the transaction. Derivatives where hedge accounting is either not elected, or that are not eligible for hedge accounting, are stated at fair value with changes in fair value recognized in unassigned surplus in the period of change. Investment gains and losses generally result from the termination of derivative contracts prior to expiration and are generally recognized in net income and may be subject to IMR.

The Company uses derivative financial instruments for risk management purposes associated with certain invested assets and policy liabilities. Derivatives are used to convert floating rate assets to fixed rate assets.

The Company controls the credit risk of its derivative contracts through credit approvals, limits, monitoring procedures and in many cases, requiring collateral. The Company’s exposure is limited to the portion of the fair value of derivative instruments that exceeds the value of the collateral held and not to the notional or contractual amounts of the derivatives.

Derivatives in a net asset position may have cash or securities pledged as collateral to the Company in accordance with the collateral support agreements with the counterparty. This collateral is held in a custodial account for the benefit of the Company. Unrestricted cash collateral is included in other assets and the obligation to return it is included in other liabilities. The cash collateral is reinvested in a government money market fund. Securities pledged to the Company generally consist of U.S. government or U.S. government agency securities and are not recorded on the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. Cash collateral pledged by the Company is included in other assets.

Funds held or deposited with reinsured companies

Funds held by reinsurers are receivables from ceding entities. Interest earned on the funds withheld receivable are included as a component of aggregate write-ins for miscellaneous income.

Reinsurance

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Life contract premiums and benefits ceded to other companies have been reported as a reduction of the premium revenue and benefit expense. Life contract premiums and benefits assumed from other companies have been reported as an increase in premium revenue and benefit expense. Invested assets and reserves ceded or assumed on deposit type contracts are accounted for using deposit accounting. The Company establishes a receivable for amounts due from reinsurers for claims paid and other amounts recoverable under the terms of the reinsurance contract.

Net investment income

Interest income from bonds is recognized when earned. Interest income on contract loans is recognized in net investment income at the contract interest rate when earned. All investment income due and accrued with amounts that are deemed uncollectible or that are over 90 days past due, including mortgage loans in default (“in process of foreclosure”), is not included in investment income. Amounts over 90 days past due are non-admitted assets and are recorded as a reduction to unassigned surplus.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Net realized capital gains (losses)

Realized capital gains and losses are reported as a component of net income and are determined on a specific identification basis. Interest-related gains and losses are primarily subject to IMR, while non-interest related gains and losses are primarily subject to AVR.

Policy reserves

Life insurance and annuity policy reserves with life contingencies are computed on the basis of statutory mortality and interest requirements and without consideration for withdrawals. Annuity contract reserves without life contingencies are computed on the basis of statutory interest requirements.

Policy reserves for life insurance are valued in accordance with the provision of applicable statutory regulations. Life insurance reserves are determined principally using the Commissioner’s Reserve Valuation Method, using the statutory mortality and interest requirements, without consideration for withdrawals. Some policies contain a surrender value in excess of the reserve as legally computed. This excess is calculated and recorded on a policy-by-policy basis.

Premium stabilization reserves are calculated for certain policies to reflect the Company’s estimate of experience refunds and interest accumulations on these policies. The reserves are invested by the Company. The income earned on these investments is accumulated in this reserve and is used to mitigate future premium rate increases for such policies.

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred but not reported based primarily on prior experience of the Company. As such, amounts are estimates, and the ultimate liability may differ from the amount recorded. Any changes in estimates will be reflected in the results of operations when additional information becomes known.

The liabilities for health claim reserves are determined using historical run-out rates, expected loss ratios and statistical analysis. The Company provides for significant claim volatility in areas where experience has fluctuated. The liabilities represent estimates of the ultimate net cost of all reported and unreported claims which are unpaid at year-end. Those estimates are subject to considerable variability in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Premium, fee income and expenses

Life insurance premiums are recognized when due. Annuity considerations are recognized as revenue when received. Accident and health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Life and accident and health insurance premiums received in advance are recorded as a liability and recognized as income when the premiums become earned. Fees from assets under management, assets under administration, shareholder servicing, mortality and expense risk charges, administration and recordkeeping services and investment advisory services are recognized when earned in fee income or other income. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Income taxes

The Company is included in the consolidated federal income tax return of Lifeco U.S. The federal income tax expense reported in the Statutory Statements of Operations represent income taxes provided on income that is currently taxable, excluding tax on net realized capital gains and losses. A net deferred tax asset is included in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus which is recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s statutory financial statements or tax returns. Deferred income tax assets are subject to limitations prescribed by statutory accounting principles. The change in deferred income taxes is treated as a component of the change in unassigned funds.

2. Changes in Accounting Principles

In 2009, the NAIC introduced Principle-Based Reserving (“PBR”) as a new method for calculating life insurance policy reserves. In cases where the PBR reserve is higher, it will replace the historic formulaic measure with one that more accurately reflects the risks of highly complex products. The Department adopted PBR in 2020 and the Company adopted it in 2020. The adoption of PBR does not have a material effect on the Company’s financial statements.

In 2020, SAPWG adopted a revised SSAP 32R, Preferred Stock, and a corresponding Issue Paper No. 164, Preferred Stock. The revised SSAP improves the definition of preferred stock, revises the measurement guidance based on the type and terms of preferred stock held, and clarifies the impairment and dividend recognition guidance. The standard was adopted with an effective date of January 1, 2021 with early adoption permitted. The Company early adopted this revision and the adoption of this standard did not have a material effect on the Company’s financial statements.

3. Related Party Transactions

In the normal course of business, the Company enters into agreements with related parties whereby it provides and/or receives recordkeeping services, investment advisory services, distribution and administrative services, and marketing services. The following table presents revenue earned, expenses incurred and expense reimbursement from related parties for services provided and/or received pursuant to these service agreements. These amounts, in accordance with the terms of the contracts, are based upon estimated costs incurred or resources expended as determined by number of policies, number of participants, certificates in-force, administered assets or other similar drivers.

		Year Ended December 31,			Financial statement line
Description	Related party	2020	2019	2018

Provides marketing, distribution and administrative services to certain underlying funds and/or mutual funds.	GWFS Equities, Inc.(1)	$330	$8,381	$10,002	Other income

Provides recordkeeping services.	GWL&A	1,460	2,328	2,551	Other income

Receives recordkeeping services.	Empower Retirement, LLC (“Empower”)(1)	(7,870)	(12,914)	(11,062)	Other income

Receives investment advisory services.	GWL&A	(813)	(839)	(718)	Net investment income

Received corporate support services.	GWL&A	11,813	—	—	Other insurance expenses

(1) A wholly-owned subsidiary of GWL&A.

Due to/from parent and affiliates represents non-interest bearing amounts which are due upon demand. Due to/from parent and affiliates include amounts receivable from or payable to Lifeco U.S. and subsidiaries of Lifeco U.S.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The following table summarizes amounts due from parent and affiliates:

			December 31,

Related party	Indebtedness	Due date	2020	2019
GWFS Equities, Inc.(1)	On account	On demand	$7	$2,014
Other related party receivables	On account	On demand	5	34

Total			$12	$2,048

(1) A wholly-owned subsidiary of GWL&A.

The following table summarizes amounts due to parent and affiliates:

			December 31,

Related party	Indebtedness	Due date	2020	2019

Empower(1)	On account	On demand	$1,568	$3,320

GWL&A	On account	On demand	175	1,470

Total			$1,743	$4,790

(1) A wholly-owned subsidiary of GWL&A.

The company had $473 of current federal income taxes receivable and $13 of current federal income taxes payable at December 31, 2020 and 2019, respectively. These amounts were due from or due to Lifeco U.S. relating to its consolidated tax return.

The Company and GWL&A have an agreement whereby GWL&A has committed to provide financial support related to the maintenance of adequate regulatory surplus and liquidity.

4. Summary of Invested Assets

Investments in bonds consist of the following:

	December 31, 2020
Bonds:	Book/adjusted carrying value	Gross unrealized gains	Gross unrealized losses	Fair value

U.S. government	$13,958	$1,911	$—	$15,869

All other governments	3,205	—	—	3,205

U.S. states, territories and possessions	8,873	864	—	9,737

Political subdivisions of states and territories	9,913	363	—	10,276

Industrial and miscellaneous	1,563,901	51,720	545	1,615,076

Loan-backed and structured securities	269,027	10,827	45	279,809

Total bonds	$1,868,877	$65,685	$590	$1,933,972

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

	December 31, 2019
Bonds:	Book/adjusted carrying value	Gross unrealized gains	Gross unrealized losses	Fair value

U.S. government	$14,229	$693	$—	$14,922

U.S. states, territories and possessions	7,012	911	—	7,923

Political subdivisions of states and territories	7,243	371	—	7,614

Industrial and miscellaneous	608,606	19,836	77	628,365

Loan-backed and structured securities	205,477	3,644	668	208,453

Total bonds	$842,567	$25,455	$745	$867,277

The book/adjusted carrying value and estimated fair value of bonds and assets receiving bond treatment, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2020

	Book/adjusted
	carrying value	Fair value

Due in one year or less	$49,269	$49,797

Due after one year through five years	519,082	539,957

Due after five years through ten years	765,671	796,314

Due after ten years	288,476	290,744

Loan-backed and structured securities	269,027	279,809

Total bonds	$1,891,525	$1,956,621

Loan-backed and structured securities include those issued by U.S. government and U.S. agencies.

The following table summarizes information regarding the sales of securities:

	December 31,
	2020	2019

Consideration from sales	$80,614	$648,598

Gross realized gains from sales	2,685	23,399

Gross realized losses from sales	88	3,034

At December 31, 2019, consideration from sales include securities transferred to Protective as part of the Protective transaction (see Note 8 for additional information).

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Unrealized losses on bonds

The following tables summarize gross unrealized investment losses including the non-credit-related portion of OTTI losses, by class of investment:

	December 31, 2020
	Less than twelve months		Twelve months or longer		Total
Bonds:	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI

Industrial and miscellaneous	$30,514	$534	$—	$ —	$30,514$	$534

Loan-backed and structured securities	12,068	35	206	4	12,274	39

Total bonds	$42,582	569	$206	$4	$42,788	$573

Total number of securities in an unrealized loss position		9		1		10

	December 31, 2019
	Less than twelve months		Twelve months or longer		Total
Bonds:	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI

Industrial and miscellaneous	$27,371	$71	$8,000	$6	$35,371	$77

Loan-backed and structured securities	46,566	347	19,749	321	66,315	668

Total bonds	$73,937	$418	$27,749	$327	$101,686	$745

Total number of securities in an unrealized loss position		12		8		20

Bonds - Total unrealized losses and OTTI decreased by $172, or 23%, from December 31, 2019 to December 31, 2020. The decrease in unrealized losses was mostly in Loan-backed and structured securities and was primarily driven by higher valuations as a result of lower interest rates at December 31, 2020 compared to December 31, 2019. This was offset by an increase in the less than twelve month category in industrial and miscellaneous bonds purchased in-year and reflects an increase in interest rates during the fourth quarter of 2020 resulting in lower valuations of these bonds.

Total unrealized losses greater than twelve months decreased by $323 from December 31, 2019 to December 31, 2020. Loan-backed and structured securities account for 100%, or $4, of the unrealized losses and OTTI greater than twelve months at December 31, 2020. These securities continue to be rated investment grade. The present value of the cash flows expected to be collected is not less than amortized cost and management does not have the intent to sell these assets; therefore, an OTTI was not recognized in net income.

Loan-backed and structured securities

The Company had a concentration in loan-backed and structured securities of 10% and 22% of total invested assets at December 31, 2020 and 2019, respectively.

Derivative financial instruments

Derivative transactions are generally entered into pursuant to International Swaps and Derivatives Association (“ISDA”) Master Agreements with approved counterparties that provide for a single net payment to be made by one party to the other on a daily basis, periodic payment dates, or at the due date, expiration, or termination of the agreement.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The ISDA Master Agreements contain provisions that would allow the counterparties to require immediate settlement of all derivative instruments in a net liability position if the Company were to default on any debt obligations over a certain threshold. The aggregate fair value, inclusive of accrued income and expense, of derivative instruments with credit-risk-related contingent features that were in a net liability position was $357 as of December 31, 2020. The Company was not required to pledge collateral related to these derivatives as of December 31, 2020. If the credit-risk-related contingent features were triggered on December 31, 2020 the fair value of assets that could be required to settle the derivatives in a net liability position was $357. The Company held no derivatives as of December 31, 2019.

Types of derivative instruments and derivative strategies

Foreign currency contracts

Cross-currency swaps and foreign currency forwards are used to manage the foreign currency exchange rate risk associated with investments denominated in other than U.S. dollars. The Company uses cross-currency swaps to convert interest and principal payments on foreign denominated debt instruments into U.S. dollars. Cross-currency swaps may be designated as cash flow hedges. The Company uses foreign currency forwards to reduce the risk of foreign currency exchange rate changes on proceeds received on sales of foreign denominated debt instruments; however, hedge accounting is not elected.

The following tables summarize derivative financial instruments:

	December 31, 2020
	Notional amount	Net book/adjusted carrying value (1)	Fair value (2)

Hedge designation/derivative type:

Derivatives designated as hedges:

Cash flow hedges:

Cross-currency swaps	$5,678	$2	$2

Total derivatives designated as hedges	5,678	2	2

Derivatives not designated as hedges:

Foreign currency forwards	174,353	(111)	(111)

Total derivatives not designated as hedges	174,353	(111)	(111)

Total cash flow hedges, and derivatives not designated as hedges	$180,031	$(109)	$(109)

(1) The book/adjusted carrying value excludes accrued income and expense. The book/adjusted carrying value of all derivatives in an asset position is reported within other invested assets and the book/adjusted carrying value of all derivatives in a liability position is reported within other liabilities in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

(2) The fair value includes accrued income and expense.

Net unrealized gains/(losses) on foreign currency forwards not designated as hedging instruments as reported in the Statutory Statements of Changes in Capital and Surplus was $(88) at December 31, 2020.

Securities lending

Securities with a cost or amortized cost of $3,621 and $1,989, and estimated fair values of $3,680 and $2,006 were on loan under the program at December 31, 2020 and 2019, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The following table summarizes the securities on loan by category:

	December 31,		December 31,
	2020		2019
	Book/adjusted carrying value	Fair value	Book/adjusted carrying value	Fair value

Industrial and miscellaneous	$3,621	$3,680	$1,989	$2,006

Total	$3,621	$3,680	$1,989	$2,006

The Company’s securities lending agreements are open agreements meaning the borrower can return and the Company can recall the loaned securities at any time.

The Company received cash of $3,794 and $2,070 as collateral at December 31, 2020 and 2019, respectively. This cash was reinvested into money market funds and short-term repurchase agreements which are collateralized by U.S. government or U.S. government agency securities and mature in under 30 days.

Restricted assets

At December 31, 2020 and 2019, the Company had investments with a book/adjusted carrying value of $1,737 and $1,790, respectively, on deposit or in trust accounts controlled by various state insurance departments in accordance with statutory requirements. Additionally, the Company held collateral under securities lending agreements in the amount of $3,794 and $2,070 as of December 31, 2020 and 2019, respectively. The total restricted assets amount represents less than 1% of both total assets and total admitted assets at December 31, 2020 and 2019.

Net investment income

The following table summarizes net investment income:

	Year Ended December 31,
	2020	2019

Bonds	$29,070	$35,804

Preferred stock	2	—

Mortgage loans	1,743	2,159

Contract loans	680	870

Cash, cash equivalents and short-term investments	210	1,545

Other invested assets	109	175

Miscellaneous income	19	73

Gross investment income	31,833	40,626

Expenses	(813)	(839)

Net investment income	$31,020	$39,787

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The following table summarizes net realized capital (losses) gains on investments net of federal income tax and interest maintenance reserve transfer:

	Year Ended December 31,
	2020	2019	2018

Net realized capital (losses) gains, before federal income tax	$5,280	$22,426	$(495)
Less: Federal income tax (benefit) expense	1,109	4,709	(103)

Net realized capital (losses) gains, before IMR transfer	4,171	17,717	(392)
Net realized capital (losses) gains transferred to IMR, net of federal income tax (benefit) of $1,109, $4,868 and ($57), respectively	4,171	18,313	(216)

Net realized capital (losses) gains, net of federal income (benefit) tax of $0, ($159) and ($46), respectively, and IMR transfer	$—	$(596)	$(176)

Interest maintenance reserve

The following table summarizes activity in the interest maintenance reserve:

Year ended December 31,
2020

Reserve as of December 31, 2019	$3,346

Transferred into IMR, net of taxes	4,171

IMR reinsurance activity	92,485

Balance before amortization	100,002

Amortization released to Statement of Operations	(5,231)

Reserve as of December 31, 2020	$94,771

Concentrations

The Company had the following bond concentrations based on total invested assets:

	Concentration by type
	December 31,
	2020	2019

Industrial and miscellaneous	67%	85%

	Concentration by industry
	December 31,
	2020	2019

Financial services	21%	22%

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The Company had the following concentrations in cash, cash equivalents and short-term investments based on total invested assets:

	Concentration by type
	December 31,
	2020	2019

Industrial and miscellaneous	16%	3%

	Concentration by industry
	December 31,
	2020	2019

Financial services	17%	3%

Mortgage loans

The recorded investment of the commercial mortgage loan portfolio categorized as performing was $238,584 and $39,476, of which $196,732 and $0 were loan participation agreements as of December 31, 2020 and 2019, respectively. All mortgages were current as of December 31, 2020 and 2019.

The maximum and minimum lending rates for commercial mortgage loans originated during the year ended December 31, 2020 were 3.25% and 3.25%, respectively. During 2020, the maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 17.34%. There were no loans originated during the year ended December 31, 2019.

The balance in the commercial mortgage provision allowance was $20 as of December 31, 2020 and 2019. There was no provision activity for the years ended December 31, 2020 and 2019.

The following tables present concentrations of the total commercial mortgage portfolio:

	Concentration by type
	December 31,
	2020	2019

Multi-family	40%	50%

Industrial	28%	2%

Other	15%	4%

Retail	13%	44%

Office	4%	—%

	100%	100%

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

	Concentration by geographic area
	December 31,
	2020	2019

Pacific	47%	65%

South Atlantic	16%	20%

West South Central	10%	—%

Other	9%	—%

Mountain	8%	—%

East North Central	5%	15%

West North Central	5%	—%

	100%	100%

5. Fair Value Measurements

The following tables summarize the fair value hierarchy for all financial instruments and invested assets:

			Fair Value Measurements at Reporting Date
Type of financial instrument			December 31, 2020
Assets:	Aggregate fair value	Admitted assets and liabilities	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Total (All Levels)

Bonds	$1,933,972	$1,868,877	$—	$1,933,972	$—	$—	$1,933,972

Preferred stock	842	842	—	842	—	—	842

Mortgage loans	241,037	238,564	—	241,037	—	—	241,037

Cash, cash equivalents and short-term investments	516,224	516,224	493,576	22,648	—	—	516,224

Contract loans	16,036	16,034	—	16,036	—	—	16,036

Other long term invested assets	14,556	14,383	—	14,556	—	—	14,556

Securities lending reinvested collateral assets	3,794	3,794	304	3,490	—	—	3,794

Receivable for securities	5,039	5,039	—	5,039	—	—	5,039

Derivative instruments	248	248	—	248	—	—	248

Separate accounts assets	674,708	674,708	674,517	191	—	—	674,708

Total assets	$3,406,456	$3,338,713	$1,168,397	$2,238,059	$—	$—	$3,406,456

Liabilities:

Deposit-type contracts	$357,467	$447,107	$—	$357,467	$—	$—	$357,467

Payable under securities lending agreement	3,794	3,794	304	3,490	—	—	3,794

Derivative instruments	357	357	—	357	—	—	357

Total liabilities	$361,618	$451,258	$304	$361,314	$—	$—	$361,618

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

			Fair Value Measurements at Reporting Date
Type of financial instrument			December 31, 2019
Assets:	Aggregate fair value	Admitted assets and liabilities	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Total (All Levels)

Bonds	$867,277	$842,567	$—	$867,277	$—	$—	$867,277

Mortgage loans	40,468	39,456	—	40,468	—	—	40,468

Cash, cash equivalents and short-term investments	29,568	29,568	29,568	—	—	—	29,568

Contract loans	19,347	19,347	—	19,347	—	—	19,347

Other long term invested assets	2,052	1,894	—	2,052	—	—	2,052

Securities lending reinvested collateral assets	2,070	2,070	—	2,070	—	—	2,070

Receivable for securities	342	342	—	342	—	—	342

Separate accounts assets	680,648	680,648	680,416	232	—	—	680,648

Total assets	$1,641,772	$1,615,892	$709,984	$931,788	$—	$—	$1,641,772

Liabilities:

Deposit-type contracts	$1,246	$1,246	$—	$1,246	$—	$—	$1,246

Payable under securities lending agreement	2,070	2,070	—	2,070	—	—	2,070

Total liabilities	$3,316	$3,316	$—	$3,316	$—	$—	$3,316

Bonds and preferred stock

The fair values for bonds and preferred stock are generally based upon evaluated prices from independent pricing services. In cases where these prices are not readily available, fair values are estimated by the Company. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flow models with market observable pricing inputs such as spreads, average life, and credit quality. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

Mortgage loans

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is used where the discount rate valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. Management believes the discount rate used is comparable to the credit, interest rate, term, servicing costs, and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy.

Cash, cash equivalents, short-term investments, collateral receivable and payable under securities lending agreements and receivable for securities

The amortized cost of cash, cash equivalents, short-term investments, collateral receivable and payable under securities lending agreements and receivable for securities is a reasonable estimate of fair value due to their short-term nature and the high credit quality of the issuers and obligors. Cash equivalent investments also include money market funds that are valued using unadjusted quoted prices in active markets.

Contract loans

The Company believes the fair value of contract loans approximates book value. Contract loans are funds provided to contract holders in return for a claim on the contract. The funds provided are limited to the cash surrender value of the underlying contract. The nature of contract loans is to have a negligible default risk as the loans are fully collateralized by the value of the contract. Contract loans do not have a stated maturity and the balances and accrued interest are repaid either by the contractholder or with

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

proceeds from the contract. Due to the collateralized nature of contract loans and unpredictable timing of repayments, the Company believes the fair value of contract loans approximates carrying value.

Other long-term invested assets

The fair values of other long-term invested assets are based on the specific asset type. Other invested assets that are held as bonds, such as surplus notes, are primarily valued the same as bonds.

Derivative instruments

The estimated fair values of OTC derivatives, primarily consisting of foreign currency forwards, are the estimated amount the Company would receive or pay to terminate the agreements at the end of each reporting period, taking into consideration current interest rates and other relevant factors.

Separate account assets

Separate account assets primarily include investments in mutual funds, unregistered funds, most of which are not subject to redemption restrictions, bonds, and short-term securities. Mutual funds and unregistered funds are recorded at net asset value, which approximates fair value, on a daily basis. The bond and short-term investments are valued in the same manner, and using the same pricing sources and inputs as the bond and short-term investments of the Company.

Deposit-type contracts

Fair values for liabilities under deposit-type insurance contracts are estimated using discounted liability calculations, adjusted to approximate the effect of current market interest rates for the assets supporting the liabilities.

Fair Value Hierarchy

The following tables present the Company’s financial assets carried at fair value and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value:

	Fair Value Measurements at Reporting Date
	December 31, 2020
				Net Asset	Total
Assets:	(Level 1)	(Level 2)	(Level 3)	Value (NAV)	(All Levels)

Preferred stock

Industrial and miscellaneous	$—	$842	$—	$—	$842

Derivatives

Foreign currency forwards	—	246	—	—	246

Separate account assets (1)	674,517	191	—	—	674,708

Total assets at fair value	$674,517	$1,279	$—	$—	$675,796

(1) Includes only separate account investments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

Liabilities:

Derivatives

Foreign currency forwards	$—	$357	$—	$—	$357

Total liabilities at fair value	$—	$357	$—	$—	$357

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

	Fair Value Measurements at Reporting Date
	December 31, 2019
				Net Asset	Total
Assets:	(Level 1)	(Level 2)	(Level 3)	Value (NAV)	(All Levels)

Separate account assets (1)	$680,416	$232	$—	$—	$680,648

Total assets at fair value	$680,416	$232	$—	$—	$680,648

(1) Includes only separate account investments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

6. Non-Admitted Assets

The following table summarizes the Company’s non-admitted assets:

	December 31, 2020			December 31, 2019
Type	Asset	Non-admitted asset	Admitted asset	Asset	Non-admitted asset	Admitted asset

Contract loans	$16,037	$3	$16,034	$19,348	$1	$19,347

Premiums deferred and uncollected	388	4	384	394	4	390

Deferred income taxes	14,050	10,359	3,691	1,215	128	1,087

Other assets	4,805	464	4,341	8,623	325	8,298

7. Premiums Deferred and Uncollected

The following table summarizes the Company’s ordinary life insurance premiums and annuity considerations deferred and uncollected, both gross and net of loading:

	December 31, 2020		December 31, 2019
Type	Gross	Net of loading	Gross	Net of loading

Ordinary renewal business	449	384	454	390

Total	$449	$384	$454	$390

8. Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term and coinsurance contracts. Effective June 1, 2019 all risks on non-participating policies within the below retention limits were ceded to Protective. For business that existed before June 1, 2019, the Company retains a maximum of $250 of coverage per individual life. For new term life insurance policies, the Company retained 100% of the first $50 of coverage per individual life and 50% of coverage in excess of $50 up to a maximum retention of $250 per individual life. For new business-owned life insurance policies, the Company retained 100% of the first $250 per individual life.

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Additionally, Protective, which represents the Company’s most significant reinsurance relationship, is an authorized reinsurer and the Protective transaction is secured by assets held in a trust.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The Company did not have any write-offs for uncollectible reinsurance receivables during the years ended December 31, 2020, 2019 and 2018 for losses incurred, loss adjustment expenses incurred or premiums earned.

The Company does not have any uncollectible reinsurance, commutation of ceded reinsurance, or certified reinsurer downgraded of status subject to revocation.

On December 31, 2020 the Company completed the acquisition, via indemnity reinsurance, of the retirement services business of Massachusetts Mutual Life Insurance Company. The MassMutual transaction impacted the following financial statement lines, excluding the non-admitted deferred tax asset (in millions):

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus	December 31,
2020

Admitted assets:

Cash and invested assets:

Bonds	$966

Preferred stock	1

Mortgage loans	197

Cash, cash equivalents, and short-term investments	176

Other invested assets	18

Total cash and invested assets	1,358

Investment income due and accrued	8

Funds held or deposited with reinsured companies	257

Other assets	4

Total admitted assets	$1,627

December 31,
2020

Liabilities, capital and surplus:

Liabilities:

Aggregate reserves for life policies and contracts	$1,217

Liability for deposit-type contracts	446

Interest maintenance reserve	92

Other liabilities	28

Total liabilities	1,783

Capital and surplus:

Unassigned funds	(156)

Total capital and surplus	(156)

Total liabilities, capital and surplus	$1,627

Statutory Statements of Operations	December 31,
2020

Income:

Premium income and annuity consideration	$1,336

Total income	1,336

Expenses:

Increase in aggregate reserves for life and accident and health policies and contracts	1,217

Total benefits	1,217

Commissions	183

Interest maintenance reserve reinsurance activity	92

Total benefit and expenses	1,492

Net loss from operations before federal income taxes	$(156)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The Company received a capital contribution from parent of $218 million to finance the transaction, as mentioned in Note 11.

Effective June 1, 2019, the Company terminated various related party reinsurance agreements and completed the sale, via indemnity reinsurance, of substantially all of its individual life insurance and annuity business to Protective. The Protective transaction impacted the following financial statement lines in 2019, excluding the non-admitted deferred tax asset (in millions):

This space has been left blank intentionally

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus	December 31, 2019

Admitted assets:

Cash and invested assets:

Bonds	$(558)

Mortgage loans	(11)

Contract loans	(2)

Cash, cash equivalents and short-term investments	(50)

Other invested assets	(3)

Total cash and invested assets	(624)

Investment income due and accrued	(6)

Premiums deferred and uncollected	(2)

Reinsurance recoverable	(1)

Current federal income taxes recoverable	8

Deferred income taxes	(5)

Total admitted assets	$(630)

December 31,
2019

Liabilities, capital and surplus:

Liabilities:

Aggregate reserves for life policies and contracts	$(641)

Liability for deposit-type contracts	(1)

Life and accident and health policy and contract claims	(2)

Interest maintenance reserve	(5)

Other liabilities	3

Total liabilities	(646)

Capital and surplus:

Gross paid in and contributed surplus	16

Total capital and surplus	16

Total liabilities, capital and surplus	$(630)

Statutory Statements of Operations	December 31,
2019

Income:

Premium income and annuity consideration	$(663)

Commission and expense allowances on reinsurance ceded	3

Total income	(660)

Expenses:

Decrease in aggregate reserves for life and accident and health policies and contracts	(641)

Total benefits	(641)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Net transfers from separate accounts	4

Interest maintenance reserve release	(22)

Total benefit and expenses	(659)

Net loss from operations before federal income taxes	(1)

Federal income tax benefit	(12)

Net income	$11

9. Aggregate Reserves

Aggregate reserves are computed in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”) and the Commissioner’s Reserve Valuation Method (“CRVM”), the standard statutory reserving methodologies.

The significant assumptions used to determine the liability for future life insurance benefits are as follows:

Interest	- Life Insurance	0.5% to 6.00%

	- Annuity Funds	1.75% to 11.25%

	- Disability	3.00% to 6.00%

Mortality	- Life Insurance	Various valuation tables, primarily including 1941, 1958, 1980, 2001, and 2017 Commissioners Standard Ordinary (“CSO”) tables, and American Experience

	- Annuity Funds	Various annuity valuation tables, primarily including the 71 and 83a Individual Annuitant Mortality (“IAM”), Annuity 2000, and the 1971 and 1983 Group Annuity Mortality (“GAM”) Table

Morbidity	- Disability	Various disability tables, primarily including 58 and 80 CSO, 64 CDT and 1970 Intercompany DISA.

The Company waives deduction of deferred fractional premium upon the death of the insured for all issues and returns any portion of the final premium beyond the date of death for 1980 and later issues of Canada Life of New York. When surrender values exceed aggregate reserves, excess cash value reserves are held.

Policies issued at premium corresponding to ages higher than the true ages are valued at the rated-up ages. Policies providing for payment at death during certain periods of an amount less than the full amount of insurance, being policies subject to liens, are valued as if the full amount is payable without any deduction.

For policies issued with, or subsequently subject to, an extra premium payable annually, an extra reserve is held. The extra premium reserve is the unearned gross extra premium payable during the year if the policies are rated for reasons other than medical impairments. For medical impairments, the extra premium reserve is calculated as the excess of the reserve based on rated mortality over that based on standard mortality. All substandard annuities are valued at their true ages.

At December 31, 2020 and 2019, the Company had $671,544 and $735,090, respectively of insurance in force, before reinsurance ceded, for which the gross premiums are less than the net premiums according to the standard of valuation set by the Department.

Tabular interest and tabular cost have been determined from the basic data for the calculation of aggregate reserves. Tabular less actual reserves released and tabular interest on funds not involving life contingencies have been determined by formula.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The withdrawal characteristics of annuity reserves and deposit liabilities are as follows:

	December 31, 2020
	General Account	Separate Account Nonguaranteed	Total	Percent of total gross

Subject to discretionary withdrawal:

With market value adjustment	$1,217,254	$—	$1,217,254	38.5%

At book value less current surrender charges of 5% or more	—	—	—	—%

At fair value	—	625,253	625,253	19.8%

Total with adjustment or at market value	1,217,254	625,253	1,842,507	58.2%

At book value without adjustment (minimal or no charge or adjustment)	419,853	—	419,853	13.3%

Not subject to discretionary withdrawal	901,951	—	901,951	28.5%

Total gross	2,539,058	625,253	3,164,311	100.0%

Reinsurance ceded	43,004	—	43,004

Total, net	$2,496,054	$625,253	$3,121,307

	December 31, 2019
	General Account	Separate Account Nonguaranteed	Total	Percent of total gross

Subject to discretionary withdrawal:

With market value adjustment	$346	$—	$346	0.1%

At book value less current surrender

charges of 5% or more	—	—	—	—%
At fair value	—	623,677	623,677	45.6%

Total with adjustment or at market value	346	623,677	624,023	45.7%
At book value without adjustment (minimal or no charge or adjustment)	7,484	—	7,484	0.5%

Not subject to discretionary withdrawal	735,038	—	735,038	53.8%

Total gross	742,868	623,677	1,366,545	100.0%

Reinsurance ceded	44,530	—	44,530

Total, net	$698,338	$623,677	$1,322,015

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The withdrawal characteristics of life reserves are as follows:

	December 31, 2020
	General Account			Separate Account - Nonguaranteed

Subject to discretionary withdrawal, surrender values, or policy loans:	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

Term policies with cash value	$—	$67	$83	$—	$—	$—

Universal life	579,542	617,469	626,589	—	—	—

Other permanent cash value life insurance	—	113,452	120,009	—	—	—

Variable universal life	1,009	1,009	1,012	44,800	44,800	44,800

Not subject to discretionary withdrawal or no cash values:

Term policies without cash value	N/A	N/A	19,486	N/A	N/A	—

Accidental death benefits	N/A	N/A	4	N/A	N/A	—

Disability - active lives	N/A	N/A	176	N/A	N/A	—

Disability - disabled lives	N/A	N/A	1,080	N/A	N/A	—

Miscellaneous reserves	N/A	N/A	4,002	N/A	N/A	—

Total gross	580,551	731,997	772,441	44,800	44,800	44,800

Reinsurance ceded	580,551	625,971	657,710	44,800	44,800	44,800

Total, net	$—	$106,026	$114,731	$—	$—	$—

	December 31, 2019
	General Account			Separate Account - Nonguaranteed

Subject to discretionary withdrawal, surrender values, or policy loans:	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

Term policies with cash value	$—	$88	$109	$—	$—	$—

Universal life	$574,613	$574,410	$583,983	—	—	—

Other permanent cash value life insurance	—	117,024	123,920	—	—	—

Variable universal life	967	967	967	38,799	38,799	38,799

Not subject to discretionary withdrawal or no cash values:

Term policies without cash value	N/A	N/A	23,056	N/A	N/A	—

Accidental death benefits	N/A	N/A	5	N/A	N/A	—

Disability - active lives	N/A	N/A	77	N/A	N/A	—

Disability - disabled lives	N/A	N/A	1,151	N/A	N/A	—

Miscellaneous reserves	N/A	N/A	5,133	N/A	N/A	—

Total gross	575,580	692,489	738,401	38,799	38,799	38,799

Reinsurance ceded	575,580	581,951	619,614	38,799	38,799	38,799

Total, net	$—	$110,538	$118,787	$—	$—	$—

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

10. Separate Accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. The Company reported assets and liabilities from the following product lines into a separate account:

•	Individual Annuity Product
•	Group Annuity Product
•	Variable Life Insurance Product

All the products are classified as separate accounts for the statutory financial statements.

Separate account assets and related liabilities are carried at fair value in the accompanying Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, open-end management investment companies, which are related parties of the Company, and shares of other non-affiliated mutual funds.

All assets within each of the Company’s separate accounts are considered legally insulated from the general account at December 31, 2020. The legal insulation of the separate accounts prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2020 and 2019, the Company’s separate account assets that are legally insulated from the general account claims are $674,708 and $680,648, respectively.

As of December 31, 2020 and 2019, $287,682 and $265,124, respectively, were ceded under Modified Coinsurance to Protective. While the Company holds the respective asset and liability under the Modified Coinsurance agreement, the economics are ceded to Protective, resulting in no impact to net income.

As of December 31, 2020, $4,985,496 was acquired under modified coinsurance from MassMutual. While MassMutual holds the respective asset and liability under the modified coinsurance agreement, the economics are assumed by the Company.

All separate accounts are non-guaranteed separate accounts and include unit investment trusts, or series accounts that invest in diversified open-end management investment companies. The investments in shares are valued at the closing net asset value as determined by the appropriate fund/portfolio at the end of each day. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. Some of the separate accounts provide an incidental death benefit of the greater of the policyholder’s account balance or premium paid and some provide an incidental annual withdrawal benefit for the life of the policyholder.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The following tables provide information regarding the Company’s separate accounts:

	Year Ended December 31,
	2020	2019

Premiums, considerations or deposits	$52,090	$70,263

Reserves:

For accounts with assets at:

Fair value	$670,053	$662,476

Total reserves	$670,053	$662,476

By withdrawal characteristics:

At fair value	$670,053	$662,476

Total subject to discretionary withdrawals	$670,053	$662,476

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31,
	2020	2019	2018
Transfers as reported in the Summary of Operations of the separate account statement:

Transfers to separate accounts	$52,090	$70,263	$110,705

Transfers from separate accounts	(125,242)	(205,056)	(150,178)

Net transfers from separate accounts	(73,152)	(134,793)	(39,473)

Reconciling adjustments:

Net transfer of reserves to separate accounts	24,129	65,414	29,330

Net transfers as reported in the Statements of Operations	$(49,023)	$(69,379)	$(10,143)

11. Capital and Surplus, Dividend Restrictions, and Other Matters

As an insurance company domiciled in the State of New York, the Company is required to maintain a minimum of $2,250 of capital and surplus. Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below. The Company did not pay dividends during the years ended December 31, 2020, 2019 and 2018.

The maximum amount of dividends which can be paid to shareholders by insurance companies domiciled in the State of New York, without prior approval of the Superintendent of Financial Services, is subject to restrictions relating to statutory surplus and statutory net gain from operations. The Company may not pay a dividend during the year ended December 31, 2021 without the approval of the Superintendent due to the net loss related to the MassMutual ceding commission in 2020. Dividends are non-cumulative.

In the fourth quarter of 2020, the Company received a capital contribution of $218 million from GWL&A. The proceeds were used to finance the MassMutual transaction.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The portion of unassigned funds (surplus) represented or (reduced) by each of the following items is:

	December 31,
	2020	2019

Current year net (loss) income	$(144,467)	$25,832

Unrealized gains	715	801

Deferred income taxes	12,812	(12,707)

Non-admitted assets	(10,829)	(457)

Asset valuation reserve	(8,238)	(5,239)

Surplus as regards reinsurance	8,692	8,907

Other	75,132	61,748

Total unassigned funds	$(66,183)	$78,885

Risk-based capital (“RBC”) is a regulatory tool for measuring the minimum amount of capital appropriate for a life, accident and health organization to support its overall business operations in consideration of its size and risk profile. The Division requires the Company to maintain minimum capital and surplus equal to the company action level as calculated in the RBC model. The Company exceeds the required amount.

12. Federal Income Taxes

The following table presents the components of the net admitted deferred tax asset:

	December 31, 2020			December 31, 2019			Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Gross deferred tax assets	$15,355	$—	$15,355	$2,180	$—	$2,180	$13,175	$—	$13,175

Valuation allowance adjustment	—	—	—	—	—	—	—	—	—

Adjusted gross deferred tax asset	15,355	—	15,355	2,180	—	2,180	13,175	—	13,175

Deferred tax assets non-admitted	(10,817)	458	(10,359)	(130)	2	(128)	(10,687)	456	(10,231)

Net admitted deferred tax asset	4,538	458	4,996	2,050	2	2,052	2,488	456	2,944

Gross deferred tax liabilities	(847)	(458)	(1,305)	(963)	(2)	(965)	116	(456)	(340)

Net admitted deferred tax asset	$3,691	$—	$3,691	$1,087	$—	$1,087	$2,604	$—	$2,604

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The Company admits deferred tax assets pursuant to paragraphs 11.a, 11.b.i, 11.b.ii, and 11.c, in SSAP No. 101. The following table presents the amount of deferred tax asset admitted under each component of SSAP No. 101:

		December 31, 2020			December 31, 2019			Change

		Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—

(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (lesser of (i) and (ii) below)	3,691	—	3,691	1,087	—	1,087	2,604	—	2,604

	(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	3,691	—	3,691	1,087	—	1,087	2,604	—	2,604

	(ii) Adjusted gross deferred tax assets expected allowed per limitation threshold	—	—	27,846	—	—	16,366	—	—	11,480

(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	847	458	1,305	963	2	965	(116)	456	340

	Total deferred tax assets admitted as a results of the application of SSAP No. 101	$4,538	$458	$4,996	$2,050	$2	$2,052	$2,488	$456	$2,944

The following table presents the threshold limitations utilized in the admissibility of deferred tax assets under paragraph 11.b of SSAP No. 101:

	2020	2019

Ratio percentage used to determine recovery period and threshold limitation amount	977.99%	1508.68%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$185,640	$112,748

The following table presents the impact of tax planning strategies:

	December 31, 2020		December 31, 2019		Change

	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital

Adjusted gross deferred tax asset	$15,355	$—	$2,180	$—	$13,175	$—

% of adjusted gross deferred tax asset by character attributable to tax planning strategies	—%	—%	—%	—%	—%	—%

Net admitted adjusted gross deferred tax assets	$4,538	$458	$2,050	$2	$2,488	$456

% of net admitted adjusted gross deferred tax asset by character attributable to tax planning strategies	—%	—%	—%	—%	—%	—%

The Company’s tax planning strategies do not include the use of reinsurance.

There are no temporary differences for which deferred tax liabilities are not recognized.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The components of current income taxes incurred include the following:

	Year Ended December 31,

	2020	2019	Change

Current income tax (benefit)	$316	$(13,275)	$13,591

Federal income tax (benefit) on net capital gains	1,109	4,709	(3,600)

Total	$1,425	$(8,566)	$9,991

	Year Ended December 31,

	2019	2018	Change

Current income tax (benefit)	$(13,275)	$952	$(14,227)

Federal income tax (benefit) on net capital gains	4,709	(103)	4,812

Total	$(8,566)	$849	$(9,415)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The tax effects of temporary differences, which give rise to the deferred income tax assets and liabilities are as follows:

	December 31,

Deferred income tax assets:	2020	2019	Change

Ordinary:

Reserves	$1,599	$1,209	$390

Provision for dividends	378	483	(105)

Compensation and benefit accrual	255	246	9

Receivables - non-admitted	75	68	7

Ceding commission-reinsurance	12,862	—	12,862

Other	186	174	12

Total ordinary gross deferred tax assets	15,355	2,180	13,175

Valuation allowance adjustment	—	—	—

Total adjusted ordinary gross deferred tax assets	15,355	2,180	13,175

Non-admitted ordinary deferred tax assets	(10,817)	(130)	(10,687)

Admitted ordinary deferred tax assets	4,538	2,050	2,488

Capital:

Investments	—	—	—

Total capital gross deferred tax assets	—	—	—

Valuation allowance adjustment	—	—	—

Total adjusted gross capital deferred tax assets	—	—	—

Non-admitted capital deferred tax assets	458	2	456

Admitted capital deferred tax assets	458	2	456

Total admitted deferred tax assets	$4,996	$2,052	$2,944

Deferred income tax liabilities:

Ordinary:

Investments	$(132)	$(115)	$(17)

Premium receivable	(80)	(82)	2

Policyholder Reserves	(635)	(766)	131

Other	—	—	—

Total ordinary deferred tax liabilities	(847)	(963)	116

Capital:

Investments	(458)	(2)	(456)

Total capital deferred tax liabilities	(458)	(2)	(456)

Total deferred tax liabilities	$(1,305)	$(965)	$(340)

Net admitted deferred income tax asset	$3,691	$1,087	$2,604

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The change in deferred income taxes reported in surplus before consideration of non-admitted assets is comprised of the following components:

	December 31,

	2020	2019	Change

Total deferred income tax assets	$15,355	$2,180	$13,175

Total deferred income tax liabilities	(1,305)	(964)	(341)

Net deferred income tax asset	$14,050	$1,216

Tax effect of unrealized capital gains (losses)			(22)

Change in net deferred income tax			$12,812

	December 31,

	2019	2018	Change

Total deferred income tax assets	$2,180	$15,545	$(13,365)

Total deferred income tax liabilities	(964)	(1,622)	658

Net deferred income tax asset	$1,216	$13,923

Tax effect of unrealized capital gains (losses)			—

Change in net deferred income tax			$(12,707)

The provision for federal income taxes and change in deferred income taxes differ from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference are as follows:

	December 31,

	2020	2019	2018

Income tax expense at statutory rate	$(30,272)	$3,368	$(991)

Federal tax rate change	—	—	—

Ceding commission, net of transaction expenses	922	1,106	—

Tax adjustment for interest maintenance reserve	18,323	(4,710)	(260)

Income tax (benefit) on realized capital gain (loss)	1,109	4,868	(57)

Dividend received deduction	(249)	(227)	(236)

Prior year adjustment	(997)	(57)	(152)

Tax credits	(175)	(212)	(136)

Tax effect of non-admitted assets	(30)	31	(12)

Other	(18)	(26)	79

Total	$(11,387)	$4,141	$(1,765)

	2020	2019	2018

Federal income taxes incurred	$1,425	$(8,566)	$848

Change in net deferred income taxes	(12,812)	12,707	(2,613)

Total income tax expense (benefit)	$(11,387)	$4,141	$(1,765)

As of December 31, 2020 the Company had no operating loss carry forwards available for tax purposes.

As of December 31, 2020, the Company utilized foreign tax credit carry forwards of $0.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

There were no income taxes incurred for years ended December 31, 2020, 2019 and 2018, that will be available for recoupment in the event of future net losses.

The Company has no deposits admitted under Section 6603 of the Internal Revenue Code.

The Company’s federal income tax return is consolidated with the following entities (the “U.S. Consolidated Group”):

Great-West Lifeco U.S. LLC

GWFS Equities, Inc.

GWL&A Financial Inc.

Great-West Life & Annuity Insurance Company of South Carolina

Great-West Life & Annuity Insurance Company

Putnam Investments, LLC

Putnam Acquisition Financing, Inc.

Putnam Retail Management, LP

Putnam Retail Management GP, Inc.

Putnam Investor Services, Inc.

PanAgora Holdings, Inc

PanAgora Asset Management, Inc.

Putnam Advisory Holdings, LLC

Putnam Advisory Holdings II, LLC

Empower Retirement, LLC

Advised Assets Group, LLC

Great-West Trust Company, LLC

Great-West Capital Management, LLC

Personal Capital Corporation

Personal Capital Advisors Corporation

Personal Capital Services Corporation

Personal Capital Technology Corporation

The Company, Great-West Life & Annuity Insurance Company of South Carolina and Great-West Life & Annuity Insurance Company (“GWLA Subgroup”) are life insurance companies who form a life subgroup under the consolidated return regulations. These regulations determine whether the taxable income or losses of this subgroup may offset or be offset with the taxable income or losses of other non-life entities.

The GWLA Subgroup accounts for income taxes on the modified separate return method on each of their separate company, statutory financial statements. Under this method, current and deferred tax expense or benefit is determined on a separate return basis as the Company also considers taxable income or losses from other members of the GWLA Subgroup when determining its deferred tax assets and liabilities, and in evaluating the realizability of its deferred tax assets.

The method of settling income tax payables and receivables (“Tax Sharing Agreement”) among the US consolidated group is subject to a written agreement approved by the Board of Directors, whereby settlement is made on a separate return basis (i.e., the amount that would be due to or from a jurisdiction had an actual separate return been filed) except for the current utilization of any net operating losses and other tax attributes by members of the US Consolidated Group, which can lead to receiving a payment when none would be received from the jurisdiction had a real separate tax return been required. The GWLA Subgroup has a policy of settling intercompany balances as soon as practical after the filing of the federal consolidated return or receipt of the income tax refund from the Internal Revenue Service (“I.R.S.”).

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The Company determines income tax contingencies in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets (“SSAP No. 5R”) as modified by SSAP 101. The Company did not recognize any SSAP No. 5R contingencies during 2020 or 2019. The Company does not expect a significant increase in tax contingencies within the 12 month period following the balance sheet date.

The Company recognizes interest and penalties accrued related to tax contingencies in current income tax expense. The Company did not accrue for the payment of tax contingency interest and penalties at December 31, 2020 and 2019.

The Company files income tax returns in the U.S. federal jurisdiction and various states. The Company’s parent, with which it files a consolidated federal income tax return, is under examination for tax years 2007 through 2014 with respect to foreign tax credit refund claims. Tax years 2015 through 2019 are open to federal examination by the Internal Revenue Service. The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state or local audits.

The Company does not have any foreign operations as of the periods ended December 31, 2020 and December 31, 2019 and therefore is not subject to the tax on Global Intangible Low-Taxed Income.

13. Participating Insurance

Individual life insurance premiums paid, net of reinsurance, under individual participating policies were 100%, (1)% and 8% of total individual premiums earned during the years ended December 31, 2020, 2019 and 2018, respectively. The Company accounts for its policyholder dividends based upon the contribution method. The Company paid dividends in the amount of $1,498, $1,938 and $2,132 to its policyholders during the years ended December  31, 2020, 2019 and 2018 respectively.

14. Concentrations

No customer accounted for 10% or more of the Company’s revenues in 2020, 2019 or 2018. In addition, no segment of the Company’s business is dependent on a single customer or a few customers, the loss of which would have a significant effect on the Company or any of its business segments. The loss of business from any one, or a few, independent brokers or agents would not have a material adverse effect on the Company or any of its business agents. New York State had concentrations of 97%, 97% and 96% for the years ended December 31, 2020, 2019 and 2018, respectively.

15. Contingencies

From time to time, the Company may be threatened with, or named as a defendant in, lawsuits, arbitrations, and administrative claims. Any such claims that are decided against the Company could harm the Company’s business. The Company is also subject to periodic regulatory audits and inspections which could result in fines or other disciplinary actions. Unfavorable outcomes in such matters, should they occur, may result in a material impact on the Company’s financial position, results of operations, or cash flows.

16. Subsequent Events

Management has evaluated subsequent events for potential recognition or disclosure in the Company’s statutory financial statements through April 1, 2021, the date on which they were issued. No subsequent events have occurred requiring recognition or disclosure in the Company’s statutory financial statements.

SUPPLEMENTAL SCHEDULES

(See Independent Auditors’ Report)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Supplemental Schedule of Selected Statutory Financial Data

As of and for the Year Ended December 31, 2020

(In Thousands)

Investment income earned:

U.S. Government bonds	$364

Other bonds (unaffiliated)	28,706

Preferred stocks (unaffiliated)	2

Mortgage loans	1,743

Contract loans	680

Cash, cash equivalents and short-term investments	210

Other invested assets	109

Aggregate write-ins for investment income	19

Gross investment income	$31,833

Mortgage loans - Book value:

Commercial mortgages	$238,564

Mortgage loans by standing - Book value:

Good standing	$238,564

Other long-term invested assets - Statement value:	$14,382

Bonds and short-term investments by maturity and designation:

Bonds by maturity - Statement value:

Due within one year or less	$93,461

Over 1 year through 5 years	611,322

Over 5 years through 10 years	871,240

Over 10 years through 20 years	218,151

Over 20 years	97,351

Total by maturity	$1,891,525

Bonds and short-term investments by designation - Statement value:

NAIC 1	$1,131,468

NAIC 2	734,264

NAIC 3	25,793

Total by designation	$1,891,525

Total bonds publicly traded	$973,670

Total bonds privately placed	917,855

Preferred stocks - Statement value	842

Short-term investments - Book value	22,226

Collar, swap and forward agreements open - Statement value	(109)

Life insurance in force:

.	(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Supplemental Schedule of Selected Statutory Financial Data

As of and for the Year Ended December 31, 2020

(In Thousands)

Ordinary	$197,800

Life insurance policies with disability provisions in-force:

Ordinary	$1,511

Supplementary contracts in-force:

Ordinary - involving life contingencies

Income payable	$—

Annuities:

Ordinary:

Immediate - amount of income payable	$—

Deferred - fully paid account balance	—

Deferred - not fully paid - account balance	—

Group:

Certificates - amount of income payable	$2,733

Certificates - fully paid account balance	—

Certificates - not fully paid - account balance	—

Accident and health insurance - equivalent premiums in-force:

Other	$19

Deposit funds and dividend accumulations:

Deposit funds - account balance	$—

Dividend accumulations - account balance	1,207

.	(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Supplemental Schedule of Selected Statutory Financial Data

As of and for the Year Ended December 31, 2020

(In Thousands)

Supplemental Schedule of the Annual Audit Report

Supplemental Schedule Regarding Reinsurance Contracts with Risk-Limiting Features

Reinsurance contracts subject to Appendix A-791—Life and Health Reinsurance Agreements of the NAIC Accounting Practices and Procedures Manual:

The Company has not entered into, renewed or amended reinsurance contracts on or after January 1, 1996, which include risk-limiting features, as described in SSAP No. 61R—Life, Deposit-Type and Accident and Health Reinsurance (SSAP No. 61R). Deposit accounting, as described in SSAP No. 61R was not applied for reinsurance contracts, which include risk-limiting features since the Company does not have applicable contracts.

Reinsurance contracts NOT subject to Appendix A-791—Life and Health Reinsurance Agreements of the NAIC Accounting Practices and Procedures Manual:

The Company has not applied reinsurance accounting, as described in in SSAP No. 61R, to reinsurance contracts entered into, renewed or amended on or after January 1, 1996, which include risk-limiting features, as described in SSAP No. 61R since the Company does not have applicable contracts. As such, the reinsurance reserve credit, as described in SSAP No. 61R, was not reduced.

Payments to reinsurers (excluding reinsurance contracts with a federal or state facility):

The Company has not entered into, renewed or amended reinsurance contracts on or after January 1, 1996, which contain provisions that allow (1) the reporting of losses or settlements with the reinsurer to occur less frequently than quarterly or (2) payments due from the reinsurer to not be made in cash within ninety days of the settlement date unless there is no activity during the period.

The Company has not entered into, renewed or amended reinsurance contracts on or after January 1, 1996, which contain a payment schedule, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding company.

Reinsurance contracts NOT subject to Appendix A-791—Life and Health Reinsurance Agreements of the NAIC Accounting Practices and Procedures Manual and NOT yearly-renewable term that meet the risk transfer requirements under SSAP No. 61R:

The Company has not reflected reinsurance reserve credit for any reinsurance contracts entered into, renewed or amended on or after January 1, 1996 for the following:

a.	Assumption reinsurance
b.	Non-proportional reinsurance that does not result in significant surplus relief

The Company does not prepare financial information under generally accepted accounting principles (“GAAP”). As such, the Company has not ceded any risk during the period ended December 31, 2020 under any reinsurance contracts entered into, renewed or amended on or after January 1, 1996, that applies reinsurance accounting, as described under SSAP No. 61R for statutory accounting principles (SAP) and applies deposit accounting under GAAP.

The Company has not ceded any risk during the period ended December 31, 2020 under any reinsurance contracts entered into, renewed or amended on or after January 1, 1996, accounted for as reinsurance under GAAP and as a deposit under SSAP No. 61R.